As filed with the Securities and Exchange Commission on May 27, 2010
File No. 333-87632
File No. 811-07974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 13
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 40

Farm Bureau Life Annuity Account
(Exact Name of Registrant)

Farm Bureau Life Insurance Company
(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
1-515-225-5400
(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b);

☑	on May 27, 2010 pursuant to paragraph (b);

☐	60 days after filing pursuant to paragraph (a)(1);

☐	on May 27, 2010 pursuant to paragraph (a)(1) of Rule 485.

Securities being offered: Nonparticipating Variable Annuity Contracts

Farm Bureau Life Annuity Account
NONPARTICIPATING VARIABLE ANNUITY CONTRACT

PROSPECTUS
May 27, 2010

Farm Bureau Life Insurance Company (the “Company”) is offering the nonparticipating variable annuity contract (the “Contract”) described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code. The prospectus describes all material features of the Contract. The Company has discontinued sales of the Contract to new purchasers.

The Owner of a Contract (“you” or “your”) may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the “Account”), each of which invests in one of the following Investment Options:
American Century Investments
VP Inflation Protection Bond Fund
VP Mid Cap Value Fund
VP Ultra® Fund
VP Value Fund
VP Vistasm Fund
Calvert Variable Products, Inc.
(formerly known as Summit
Mutual Funds, Inc.)
Calvert VP Nasdaq-100® Index Portfolio
(formerly known as Summit Nasdaq-100® Index Portfolio)
Calvert VP Russell 2000® Small Cap
Index Portfolio (formerly known as Summit Russell 2000® Small Cap Index Portfolio)
Calvert VP S&P MidCap 400® Index
Portfolio (formerly known as Summit S&P MidCap 400® Index Portfolio)
Dreyfus Variable Investment Fund
VIF Appreciation Portfolio—Initial Share Class
VIF Growth and Income Portfolio—Initial Share Class
VIF International Equity Portfolio—Initial Share Class
Dreyfus VIF Opportunistic Small Cap
Portfolio—Initial Share Class (formerly known as Developing Leaders Portfolio)
Dreyfus Socially Responsible
Growth Fund, Inc.—Service Share Class
EquiTrust Variable Insurance Series
Fund
Blue Chip Portfolio—Initial Class
High Grade Bond Portfolio—Initial Class
Managed Portfolio—Initial Class
Money Market Portfolio—Initial Class
Strategic Yield Portfolio—Initial Class
Value Growth Portfolio—Initial Class
Fidelity® Variable Insurance Products Funds
VIP Contrafund® Portfolio—Initial Class
VIP Growth Portfolio—Initial Class
VIP Growth & Income Portfolio—Initial
 Class
VIP High Income Portfolio—Service
 Class 2
VIP Index 500 Portfolio—Initial Class
VIP Mid Cap Portfolio—Service Class 2
VIP Overseas Portfolio—Initial Class
Franklin Templeton Variable Insurance
Products Trust
Franklin Global Real Estate
 Securities—Class 2
Franklin Small Cap Value Securities
 Fund—Class 2
Franklin Small-Mid Cap Growth
Securities Fund—Class 2
Franklin U.S. Government Fund—
 Class 2
Mutual Shares Securities Fund—
 Class 2
Templeton Growth Securities Fund—
 Class 2
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value
 Portfolio—Class 1
JPMorgan Insurance Trust Small Cap Core
 Portfolio—Class 1
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Issued By
Farm Bureau Life Insurance Company
5400 University Avenue
West Des Moines, Iowa 50266
800-247-4170

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The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

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DEFINITIONS

Account: Farm Bureau Life Annuity Account.

Accumulated Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Annuitant: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Beneficiary: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

The Code: The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”): Farm Bureau Life Insurance Company.

Contract: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: An investment option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Home Office: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

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Net Accumulated Value: The Accumulated Value less any applicable surrender charge.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner (“you” or “your”): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each Valuation Period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive in good order at our Home Office.

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FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

	Guaranteed
Owner Transaction Expenses	Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	7%	7%

Transfer Processing Fee(2)	$25	$10

(1) The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) This amount is not cumulative from Contract Year to Contract Year. We may waive this charge under certain circumstances. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2) We will not assess a transfer processing fee for the first transfer in each Contract Year, but we may assess a charge for each subsequent transfer during a Contract Year. We currently do not assess transfer processing fees for the first twelve transfers during a Contract Year, but may assess a current charge of $10 for the thirteenth (13th) and each subsequent transfer during a Contract Year.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

	Guaranteed
Periodic Charges	Maximum Charge	Current Charge
Annual Administrative Charge(3)	$45	$45

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

Mortality and Expense Risk Charge	1.25%	1.25%

Total Separate Account Annual Expenses	1.25%	1.25%

(3) We currently deduct an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Contract Anniversary, is $100,000 or greater.

	Guaranteed
Periodic Charges (optional benefit riders only)	Maximum Charge	Current Charge
Incremental Death Benefit Rider Charge(4) (as a percentage of Accumulated Value)	0.30%	0.30	%(5)

(4) We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary. If you surrender the Contract prior to the Contract Anniversary, we will deduct the charge for the Incremental Death Benefit Rider on a pro-rata basis.

(5) The maximum current charge for the Incremental Death Benefit Rider shown in the Periodic Charges table is for issue ages 66-75. For issue ages 0-65, the maximum current charge for the Incremental Death Benefit Rider is 0.15%.

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The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2009. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets)(6)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.39%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(7)	0.10%	1.03%

(6) For certain Investment Options, certain expenses were reimbursed or fees waived during 2009. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.03%

(7) The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue until at least April 30, 2011. 12 Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, and the Incremental Death Benefit Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$892	$1,366	$1,852	$3,334

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2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$800	$1,270	$1,752	$3,334

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$244	$886	$1,552	$3,334

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$805	$1,028	$1,253	$2,065

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$712	$929	$1,147	$2,065

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$151	$530	$934	$2,065

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$892	$1,309	$1,736	$3,073

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2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$800	$1,212	$1,635	$3,073

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$244	$825	$1,433	$3,073

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$805	$969	$1,130	$1,768

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$712	$869	$1,023	$1,768

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$151	$468	$808	$1,768

(1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three-and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option B or D, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge).”)

Condensed Financial Information

Please refer to APPENDIX A for accumulation unit information for each Subaccount.

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SUMMARY OF THE CONTRACT

Issuance of a Contract. The Contract is a nonparticipating variable annuity contract with a maximum issue age of 85 for Annuitants (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”) (age 90 for Contracts issued prior to May 1, 2006.) See “DISTRIBUTION OF THE CONTRACT” for information on compensation of persons selling the Contracts. The Contracts are:

•	“nonparticipating” because you do not share in the Company’s surplus or profits, and

•	“variable” because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

Free-Look Period. You have the right to return the Contract within 30 days after you receive it (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive either the greater of:

•	premiums paid; or

•	the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

Premiums. The minimum initial premium amount the Company accepts is $2,000 for Qualified Contracts and $5,000 for non-Qualified Contracts. (The minimum initial premium amount is $1,000 for both Qualified and non-Qualified Contracts issued prior to May 1, 2006.) (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”) Premiums greater than $1,000,000 are subject to Company approval.

Allocation of Premiums. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”).

•	The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

•	At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

Transfers. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

•	The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•	The Company will not assess a transfer processing fee for the first transfer in each Contract Year, but may assess a charge for each subsequent transfer during a Contract Year.

•	The Company currently does not assess transfer processing fees for the first twelve transfers during a Contract Year, but may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

Partial Withdrawal. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals”). Certain partial withdrawals may be subject to

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a surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Surrender. You may surrender your Contract upon Written Notice on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Surrender”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Asset Allocation Program. You may elect to participate in the asset allocation program and allocate all of your premiums to one of the four (4) asset allocation model portfolios we make available under the program to assist you in selecting Investment Options (see “DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program”). Each model portfolio represents a different level of risk tolerance: Moderate Conservative, Moderate, Moderate Aggressive and Aggressive. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or elect to end your participation in the asset allocation program. There is no separate charge for participating in the asset allocation program, nor is there a charge to change to a different model portfolio. There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

State Variations. Contracts issued in your state may provide different features and benefits and impose different limitations than those described in this prospectus because of state law variations. These differences include, among other things, “free-look” rights and issue age limitations. Please note that this prospectus describes the material rights and obligations of an Owner, and the maximum and current fees and charges for all Contract features and benefits are set forth in the “Fee Tables” section of this prospectus.

Death Benefit. We will pay a death benefit if the Annuitant dies prior to the Retirement Date. If the Annuitant’s age on the Contract Date was less than 76, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greatest of:

(1)	the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

(2)	the Accumulated Value; or

(3)	the Performance Enhanced Death Benefit (PEDB) amount.

If the Annuitant’s age on the Contract Date was 76 or older, the death benefit equals the greater of (1) and (2) above.

See “DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before the Retirement Date—Death of an Annuitant” for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”).

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Contract Year in Which	Charge as a Percentage of
Withdrawal Occurs	Amount Withdrawn
1	7%

2	6

3	5

4	4

5	3

6	2

7 and after	0

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

Annual Administrative Charge. We deduct an annual administrative charge of $45, on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see “CHARGES AND DEDUCTIONS—Annual Administrative Charge”). We currently waive this charge:

•	on the Contract Date with an initial premium payment of $100,000 or greater, or

•	if your Accumulated Value is $100,000 or greater on your most recent Contract Anniversary. We may terminate this waiver at any time.

Transfer Processing Fee. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

Mortality and Expense Risk Charge. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).

Incremental Death Benefit Rider. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). See “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider.”

Investment Option Expenses. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option.

Risk of An Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum (see “PAYMENT OPTIONS”).

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FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

Farm Bureau Life Insurance Company

The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. At December 31, 2009, Iowa Farm Bureau Federation owned shares of various classes representing 64.60% of the outstanding voting power of FBL Financial Group, Inc., which owns 100% of our voting shares. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

Iowa Farm Bureau Federation

Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

Farm Bureau Life Annuity Account

On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

•  will receive and invest premiums paid to it under the Contract;

•  will receive and invest premiums for other variable annuity contracts we issue;

•	is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned. All obligations arising under the Contracts are general corporate obligations of the Company.

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Investment Options

There are currently 39 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Home Office at 800-247-4170.

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Inflation Protection Bond Fund
•  This Fund seeks long-term total return. The Fund pursues this objective by using a strategy to protect against U.S. inflation by investing substantially all of its assets in investment-grade debt securities.

VP Mid Cap Value Fund	• This Fund seeks long-term capital growth. Its secondary goal is income. The Fund pursues its objective by investing in companies whose stock price may not reflect the companies’ value.

VP Ultra® Fund
•  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Value Fund	• This Fund seeks long-term growth. Its secondary goal is income. The Fund pursues its objective by investing in companies the investment adviser believes are undervalued at the time of purchase.

VP Vistasm Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

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Calvert Variable Products, Inc. (formerly known as Summit Mutual Funds, Inc.). Calvert Asset Management Company, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Calvert VP Nasdaq-100® Index Portfolio (formerly known as Summit Nasdaq-100® Index Portfolio)
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP Russell 2000® Small Cap Index Portfolio (formerly known as Summit Russell 2000® Small Cap Index Portfolio)
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP S&P MidCap 400® Index Portfolio (formerly known as Summit S&P MidCap 400® Index Portfolio)
•  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Dreyfus. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio—Initial Share Class
•  This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund: Growth and Income Portfolio—Initial Share Class
•  This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Share Class
•  This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

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Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class (formerly known as Developing Leaders Portfolio)
•  This Portfolio seeks capital growth. The portfolio will normally invest at least 80% of its net assets in the stocks of small-cap companies. The portfolio will consider small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index at the time of purchase.

Dreyfus Socially Responsible Growth Fund, Inc.—Service Share Class
•  This Fund seeks to provide capital growth; current income is a secondary goal. This Fund normally invests at least 80% of its assets in the common stocks of companies that meet, in the opinion of fund management, traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

EquiTrust Variable Insurance Series Fund. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio—Initial Class
•  This Portfolio seeks long-term growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio—Initial Class
•  This Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in high grade fixed-income securities and typically maintains average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s.

Managed Portfolio—Initial Class
•  This Portfolio seeks the highest level of total return through income and capital appreciation. The adviser uses a fully managed approach in selecting investments for the Portfolio and may allocate the Portfolio’s investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

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Portfolio	Investment Objective(s) and Principal Investments
Money Market Portfolio—Initial Class
•  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. The adviser will invest at least 95% of the Portfolio’s assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio’s assets in securities rated in the two highest short-term categories. An investment in the Money Market Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio—Initial Class
•  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation but only when consistent with its primary objective. Under normal circumstances, the Portfolio’s assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock.

Value Growth Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The adviser follows a value approach in investing the Portfolio’s assets. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-capital. The adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet as well as by using dividend discounting models.

Fidelity® Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value Fidelity Management and Research Company (FMR) believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio—Initial Class
•  This Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies Fidelity Management and Research Company (FMR) believes have above-average growth potential.

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Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Growth & Income Portfolio—Initial Class
•  This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in common stocks, with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may potentially invest in bonds, including lower quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Fidelity VIP High Income Portfolio—Service Class 2
•  This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Index 500 Portfolio—Initial Class
•  This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in S&P 500® Index.

Fidelity VIP Mid Cap Portfolio—Service Class 2
•  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

Fidelity VIP Overseas Portfolio—Initial Class
•  This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio’s total assets will be invested in common stocks of non-U.S. securities, allocating investments across different countries and regions.

Franklin Templeton. Franklin Advisers, Inc. serves as the investment adviser to the, Franklin Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund. Franklin Templeton Institutional, LLC Serves as the investment adviser to the Franklin Global Real Estate Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Global Real Estate Securities Fund—Class 2	• This Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Franklin Small Cap Value Securities Fund—Class 2	• This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

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Portfolio	Investment Objective(s) and Principal Investments
Franklin Small Mid-Cap Growth Securities Fund—Class 2
•  This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies (small cap) and mid capitalization (mid cap) companies.

Franklin U.S. Government Fund—Class 2	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Mutual Shares Securities Fund—Class 2
•  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

JPMorgan Insurance Trust. J.P. Morgan Investment Management, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Insurance Trust Mid Cap Value Portfolio—Class 1
•  This Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing in equity securities. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations between $1 billion and $15 billion at the time of purchase.

JPMorgan Insurance Trust Small Cap Core Portfolio—Class 1
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio
•  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend- paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

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Portfolio	Investment Objective(s) and Principal Investments
Mid-Cap Growth Portfolio
•  This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above- average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor’s Mid-Cap 400 Index or the Russell Mid Cap Growth Index. The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies.

New America Growth Portfolio
•  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”. The Portfolio may be subject to above-average risk since growth companies pay few dividends and are typically more volatile than slower-growing companies with high dividends.

Personal Strategy Balanced Portfolio
•  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities. Since the majority of the Portfolio is invested in stocks, the primary risk is declining share prices; the bond portion will be subject to interest rate and credit risk.

T. Rowe Price International Series, Inc. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio
•  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States. This Portfolio is subject to the unique risks of international investing, including currency fluctuation.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will

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make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. The Company and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•	operate the Account as a management investment company under the 1940 Act,

•	deregister the Account under that Act in the event such registration is no longer required, or

•	combine the Account with our other separate accounts.

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In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC (“EquiTrust Marketing”). Your Contract Date will be the date the properly completed application is received at our Home Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums” for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 85 for Annuitants (age 90 for Contracts issued prior to May 1, 2006).

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

Premiums

The minimum initial premium amount the Company will accept is $2,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (The minimum initial premium amount is $1000 for both Qualified and Non-Qualified Contracts issued prior to May 1, 2006.) (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant’s lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Home Office.

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid, or

•	the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

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Allocation of Premiums

Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. You must invest a minimum of 1% in each Investment Option. (The Company may, in its sole discretion, raise the minimum allocation requirement to 10% at any time.) All percentages must be in whole numbers.

•	Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

•	At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•	We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day.

•	You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

•	You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

•	You may also elect to participate in the asset allocation program and allocate all of your premiums to one of the four available asset allocation model portfolios (see “DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program”).

Because the Accumulated Values in each Subaccount will vary with that Subaccount’s investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable Accumulated Value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable Accumulated Value, and, because

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your Contract’s variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Contract’s variable Accumulated Value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

•	any premiums paid, and

•	any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

•	any amounts withdrawn,

•	applicable charges assessed, and

•	any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount’s first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a) is the net result of:

1.	the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.	the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

3.	the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.	any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.	the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b) is the number of units outstanding at the end of the preceding Valuation Period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.

•	The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

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•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

•	If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•	The Company will not assess a transfer processing fee for the first transfer in each Contract Year, but may assess a charge for each subsequent transfer during a Contract Year.

•	The Company currently does not assess the transfer processing fees for the first twelve transfers during a Contract Year, but may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25 per transfer).

•	We process transfers at the unit values next determined after we receive your request in good order at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	We allow an unlimited number of transfers among or between the available Subaccounts or the Declared Interest Option. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”)

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the number of Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases

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and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging, asset rebalancing, interest sweep or asset allocation programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include requiring you to make your transfer requests in writing through the U.S. Postal Service and otherwise restricting telephone transfer privileges.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment

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Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and upon request from the Fund require us to provide transaction information to the Fund and to restrict or prohibit transfers and other transactions that involve the purchase of shares of an Investment Option(s).

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies (“variable contracts”). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future and to provide information about your transaction activity to the Funds.

Partial Withdrawals and Surrenders

Partial Withdrawals. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

•	The minimum amount which you may partially withdraw is $500.

•	If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your Written Notice at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we

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receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) Any applicable surrender charge will be deducted from your Accumulated Value. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original Written Notice at our Home Office.

Surrender. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your Written Notice and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Net Accumulated Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum.

Facsimile Requests. You may request a partial withdrawal from or surrender of your Contract via facsimile.

•	Facsimile requests must be directed to 1-800-754-6370 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

•	A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

•	We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided. You should be able to obtain a signature guarantee from a bank, broker, credit union (if authorized under state law) or a savings association. A notary public cannot provide a signature guarantee.

•	Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of transmission.

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•	A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

•	We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

•	We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrender and Partial Withdrawal Restrictions. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with the plan sponsor or otherwise, that any surrender or partial withdrawal requested from a Contract issued in connection with a qualified plan under Section 403(b) of the Code comply with applicable tax requirements before we process the request. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities” and “—Taxation of Qualified Contracts.”

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers currently permitted during a Contract Year.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

•	If you elect to participate in the asset allocation program, then your Accumulated Value will automatically be rebalanced annually to maintain the Subaccounts and percentage for your selected asset allocation model.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of

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investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

•	This feature is considered in the twelve free transfers currently permitted during a Contract Year. All transfers made on the same date count as one transfer.

•	This feature is free and cannot be utilized in combination with the asset allocation, automatic rebalancing, systematic withdrawal or interest sweep programs.

Systematic Withdrawals. You may elect to receive automatic partial withdrawals.

•	You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•	You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•	The minimum amount which you may withdraw is $100.

•	The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

•	After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•	Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

•	Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

•	You may change the amount and frequency upon written request to our Home Office.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

Interest Sweep. You may elect to participate in an interest sweep program. The interest sweep program is designed to automatically transfer interest earnings from the Declared Interest Option to one or more Subaccounts on your Contract Anniversary.

•	You must have at least $5,000 in the Declared Interest Option to establish the interest sweep program.

•	The maximum number of Subaccounts which you may select to receive interest earnings at any one time is ten. If you do not specify the allocation of interest earnings among the

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Subaccounts, we will transfer interest earnings to the designated Subaccounts in accordance with your then-effective premium allocation instructions.

•	We will terminate this option upon receipt of a written request at our Home Office.

•	This feature is free and is not considered in the twelve free transfers currently permitted during a Contract Year.

•	We reserve the right to discontinue the interest sweep program if your balance in the Declared Interest Option is less than $5,000.

The interest sweep program may not be available in all states.

Asset Allocation Program

The following is a summary of the asset allocation program available under the Contract. A more detailed description of the asset allocation models available within the program may be obtained from our Home Office by calling 1-800-400-5742.

Overview. The asset allocation program is a service we make available to assist you in selecting Investment Options under your Contract. You may elect to allocate all of your premiums to one of the model portfolios of the asset allocation program. If you elect to participate in the asset allocation program at any time after the issuance of the Contract, we will reallocate your Accumulated Value on the Business Day we receive the information necessary to process the request in accordance with the asset allocation model portfolio you selected that is in effect at that time. This means that if we receive the information necessary to process the request prior to 3:00 p.m. central time on a Business Day, we will process the request at the unit values for the Subaccounts calculated as of 3:00 p.m. that Business Day. If we receive your request at or after 3:00 p.m. central time, we will process the request at the unit values calculated as of 3:00 p.m. on the following Business Day.

If you elect to participate in the asset allocation program, you must include all your Accumulated Value in the Program. Our affiliate, EquiTrust Investment Management Services, Inc. (“ETIMS”) will serve as the investment advisor, and will have an advisory relationship with each Owner, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the asset allocation program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer ( i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if ETIMS changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

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Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the asset allocation program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of premium and Accumulated Value allocated to each Investment Option.

There currently are four (4) asset allocation model portfolios to choose from:

•	Moderate Conservative Model Portfolio

•	Moderate Model Portfolio

•	Moderate Aggressive Model Portfolio

•	Aggressive Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or end your participation in the asset allocation program. Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Based on the results of the questionnaire, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. You may contact your registered representative or our Home Office for copy of the questionnaire. There is no charge to change to a different model portfolio.

Annual Rebalancing. On the fifth business day in the month of May in each calendar year, we automatically rebalance your Accumulated Value to maintain the Subaccounts and percentages for your selected asset allocation model portfolio. This annual rebalancing takes account of:

•	Increases and decreases in Accumulated Value in each Subaccount due to Subaccount performance,

•	Increases and decreases in Accumulated Value in each Subaccount due to partial withdrawals and payment of premiums, and

•	Any adjustments ETMIS has made to the selected asset allocation model portfolio.

Allocation of Future Premiums. The asset allocation model portfolio that you select will override any prior percentage allocations that you may have chosen and all future premiums will be allocated accordingly.

Changes to Asset Allocation Model Portfolios. ETIMS periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. ETIMS may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes will be made to a particular model portfolio as a result of ETIMS’ review, then ETIMS will notify all Owners in the asset allocation program at least 30 days in advance of the date of such changes. You should carefully review these notices. Owners who wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action. Owners who do not wish to revise their respective investment allocations based on the

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changes to the model portfolios must contact our Home Office prior to the deadline set forth in the notice and affirmatively opt out of the revised asset allocation model portfolio. Unless you elect a different model portfolio under the asset allocation program, opting out of the revised asset allocation model portfolio will also cause your participation in the asset allocation program to terminate. When your participation in the asset allocation program terminates, your Accumulated Value will remain in the same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Accumulated Value (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

Note:

•	Transfers among Investment Options resulting from a change in the asset allocation model portfolios are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the asset allocation program to have terminated. However, you can elect at any time to again participate in the asset allocation program. Please contact our Home Office to reenter the asset allocation program.

Please note: You must submit a request form, and may be required to submit an updated standardized questionnaire, before reentering the asset allocation program.

Other Information. We and our affiliates, including ETIMS, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Also, ETIMS, in its capacity as investment advisor to certain of the Investment Options, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, ETIMS is legally obligated to disregard these incentives. ETIMS receives no compensation for services it performs in developing and updating asset allocation model portfolios.

For more information about ETIMS, and its role as investment advisor for the asset allocation program, please see the ETIMS disclosure document, which is available to you at no charge. You can request a copy by writing to EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266 or by contacting our Home Office at 1-800-400-5742. We may perform certain administrative functions on behalf of ETIMS; however, we are not registered as an investment advisor and are not providing any investment advice in making the asset allocation program available under the Contract.

If you elect to participate in the asset allocation program:

•	You may participate in the systematic withdrawal program.

•	You may surrender all or part of your Accumulated Value.

•	You may not also elect to participate in the dollar cost averaging program.

We may terminate or alter the asset allocation program at any time.

We may terminate the automatic rebalancing, dollar cost averaging, systematic withdrawal, interest sweep and asset allocation programs at any time.

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Death Benefit Before the Retirement Date

Death of Owner. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If the sole surviving Owner or the sole new Owner is the spouse (as defined under Federal law) of the deceased Owner, he or she may continue the Contract as the new Owner (except under certain Qualified Contracts). If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

If the surviving Owner or the new Owner is not the spouse of the deceased Owner:

•	the Beneficiary may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner’s death, or

•	the Beneficiary may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner’s death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner’s death until the date that the Net Accumulated Value is paid.

In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Death of an Annuitant. If the Annuitant dies prior to the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner’s estate.

If the Annuitant’s age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below) (including applicable surrender charges);

•	the Accumulated Value; or

•	the Performance Enhanced Death Benefit (PEDB) amount.

On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant’s date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

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We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant’s 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

If the Annuitant’s age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

•	the Accumulated Value.

A partial withdrawal reduction is defined as (a) multiplied by the ratio of (b) divided by (c) where:

(a) is the death benefit immediately prior to withdrawal;

(b) is the amount of the partial withdrawal (including applicable surrender charges); and

(c) is the Accumulated Value immediately prior to withdrawal.

We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant’s death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

•	payments under the option begin within 1 year of the Annuitant’s death, and

•	payments under the option are payable over the Beneficiary’s life or over a period not greater than the Beneficiary’s life expectancy.

If the Owner’s spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

Other rules may apply to a Qualified Contract.

Incremental Death Benefit Rider. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. If available in your state, you may only elect the rider at issue if you are 65 or younger. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.15% of your Contract’s Accumulated Value on each Contract Anniversary (0.30% of your Contract’s Accumulated Value for Annuitants with an issue age of 66-75) (see “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider”).

If the Annuitant’s age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

(a) is the Accumulated Value; and

(b) is the sum of all premium payments less the sum of all partial withdrawals.

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

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Example

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

	Total
	Premiums	Accumulated			Incremental
Date	Paid	Value	Gain	Death Benefit	Death Benefit
5/1/2009	$100,000	$100,000	$ 0	$100,000	$ 0
5/1/2029	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2029, and there were no partial withdrawals made prior to the Annuitant’s death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Proceeds on the Retirement Date

You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 70 1/2 or such other date as meets the requirements of the Code.

On the Retirement Date, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity payment option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See “PAYMENT OPTIONS.”) If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

•	we must receive Written Notice at the Home Office at least 30 days before the current Retirement Date;

•	the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

•	the requested Retirement Date must be no later than the Annuitant’s 99th birthday or any earlier date required by law.

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation

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necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•	the SEC permits by an order the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received in good order.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

Electronic Transactions

You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney’s fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

•	necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

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•	necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•	necessary to reflect a change in the operation of the Account; or

•	the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

In compliance with specific state insurance regulations, the Declared Interest Option is not available in the state of Utah.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act.

Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the “Declared Interest Option accumulated value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations.

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To the extent that we are required to pay you amounts in addition to your Accumulated Value under any guarantees under the Contract, including the death benefit, such amounts will come from our General Account. Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value. The Declared Interest Option accumulated value is equal to:

•	amounts allocated and transferred to the Declared Interest Option, plus

•	interest credited, less

•	amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

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CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years.

Contract Year in Which	Charge as Percentage of
Withdrawal Occurs	Amount Withdrawn
1	7%

2	6

3	5

4	4

5	3

6	2

7 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

Amounts Not Subject to Surrender Charge. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the “10% withdrawal privilege”). (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on your most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at the Retirement Date. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option A or C or a variable annuity payment option. If you elect fixed annuity payments under payment options B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge. You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements

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in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Home Office in order to activate this waiver.

Annual Administrative Charge

We currently apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge as follows:

•	on the Contract Date with an initial premium payment of $100,000 or greater, or

•	if your Accumulated Value is $100,000 or greater on your most recent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee

We currently do not assess the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25.)

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Incremental Death Benefit Rider

We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value (0.30% of Accumulated Value for Annuitants with an issue age of 66-75). We deduct the charge on each Contract Anniversary. We deduct this charge from each Subaccount and/or Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the accompanying Investment Option prospectuses.)

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Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

The accumulation phase of your Contract ends on the Retirement Date you select (see “DESCRIPTION OF ANNUITY CONTRACT—Proceeds on the Retirement Date”). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. (You may choose a lump sum payment under a Living Tradition Accounttm (“LTA”). The LTA is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the payee, and the payee will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for the Company, the bank will receive the amount the payee requests as a transfer from the Company’s General Account. The LTA is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the LTA is backed by the financial strength of the Company, although it is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the LTA).

Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or

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31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options A, B and D may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor.

Description of Payment Options

Fixed Payment Options:

Option A—Proceeds Left at Interest. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option B—Payment For a Designated Number of Years. The proceeds are paid in equal installments for a fixed number of years.

Option C—Payment of Life Income. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option D—Payment of a Designated Amount. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

Variable Payment Options:

Option I—Payment of Life Income. The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option II—Payment of Joint and Survivor Life Income. The proceeds are paid in varying installments while one or both payees live.

Alternate Payment Options:

The Company may make available alternative payment options.

Election of Payment Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant’s death, if a payment option is not in effect or if payment will be made in one lump sum under the option in effect, the Beneficiary may elect one of the options.

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We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Home Office.

We have provided a brief description of the available payment options above. The term “effective date” means the date as of which the proceeds are applied to a payment option. The term “payee” means a person who is entitled to receive payment under a payment option.

Fixed Annuity Payments. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

•	the form and duration of the payment option chosen,

•	the payee’s age and sex,

•	the amount of proceeds applied to purchase the fixed annuity payments, and

•	the applicable annuity purchase rate.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

•	the total proceeds would be less than $2,000;

•	the amount of each payment would be less than $20; or

•	the payee is an assignee, estate, trustee, partnership, corporation or association.

Under Option A, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. Taking a partial withdrawal after annuity payments have begun could have adverse tax consequences so you should consult your tax adviser before doing so. We do not allow a full surrender or partial withdrawals under fixed payment option C.

Variable Annuity Payments. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

•	the dollar amount of proceeds being applied to a payment option;

•	the payment option selected;

•	the age and sex of the Annuitant and;

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•	the assumed interest rate used in the variable payment option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An “annuity unit” is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see “Variable Payment Options—Transfer of Annuity Units” below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)	is the annuity unit value for the immediately preceding Valuation Period;

(b)	is the net investment factor for that Valuation Period (described below); and

(c)	is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x) is the net result of:

1.	the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.	the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.	the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

4.	any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

(y)	is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)	is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that

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period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

For variable annuity payments, we reserve the right to:

•	refuse the election of a payment option if total proceeds are less than $2,500;

•	refuse to make payments of less than $50 each; or

•	make payments at less frequent intervals if payments will be less than $50 each.

Variable Payment Options—Transfer of Annuity Units. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request in good order. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based on the time noted at the beginning of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

Variable Payment Options—Surrenders. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.

The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request in good order. This means that if we receive your Written Notice to surrender prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX B for more information on variable annuity payments.

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YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option’s total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standardized yield and average annual total return information noted above, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

Each Investment Option’s yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

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In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. (“Lipper”) and the Variable Annuity Research Data Service (“VARDS”) are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice.

Introduction

This discussion is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•	purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

•	receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

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Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•	if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•	if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Note: The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal

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continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Non-Natural Owner. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the “investment in the contract” as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•	the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•	the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•	the Contract is issued in connection with certain Qualified Plans;

•	the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•	the Contract is used in connection with a structured settlement agreement; or

•	the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

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Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•	if distributed under a payment option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

•	attributable to the taxpayer becoming disabled;

•	as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

•	made under certain annuities issued in connection with structured settlement agreements;

•	made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

•	any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

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Account Charges. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•	a transfer of ownership of a Contract,

•	the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

•	the selection of certain Retirement Dates, or

•	the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Multiple Contracts

All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions

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of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules; and

•	other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner’s (or plan participant’s) lifetime.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the

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Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year, or 100% of the amount of compensation includible in the Owner’s gross income for the year, and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•	before age 59 1/2 (subject to certain exceptions), or

•	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•	death of the employee;

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•	attainment of age 59 1/2;

•	severance of employment;

•	disability; or

•	financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

If your Contract was issued in connection with a qualified plan under Section 403(b) of the Code, we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Death Benefits. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

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Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the new enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately). You should consult a tax adviser for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives.

EquiTrust Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio; and Franklin Global Real Estate Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government

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Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of EquiTrust Marketing’s registered representatives may also receive commission overrides of up to 25% of the registered representatives’ commissions.

EquiTrust Marketing passes through all commissions it receives to its registered representatives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers); deferred compensation and insurance benefits of registered representatives; registered representative training allowances; agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. These distribution expenses do not result in any additional charges against the Contracts that are not described under “CHARGES AND DEDUCTIONS.”

To cover costs and expenses associated with facilitating Contract sales, we pay EquiTrust Marketing a monthly overwrite equal to 5% of commissions and service fees paid to managers and registered representatives.

Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements, such as loans and advances, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

Under the BrokerCheck Program, Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephone inquiries. FINRA’s BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

Investor concerns may be directed to EquiTrust Marketing Services, LLC at 5400 University Avenue, West Des Moines, IA 50266 or by calling our toll-free number at 1-877-860-2904.

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LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Fund.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of contract owners determining the outcome of a vote.

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FINANCIAL STATEMENTS

The audited consolidated balance sheets of the Company as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2009 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2009 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

Investment Company Act of 1940, File Number 811-07974

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APPENDIX A

Condensed Financial Information

The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. The following information reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
EquiTrust Blue Chip Portfolio—Initial Class

2002	$18.042608	$17.427981	1,610,767.554976

2003	$17.427981	$21.637114	1,580,127.067093

2004	$21.637114	$22.667069	1,580,441.781974

2005	$22.667069	$22.900018	1,436,669.519897

2006	$22.900018	$26.561339	1,291,337.900347

2007	$26.561339	$27.933646	1,294,660.939741

2008	$27.933646	$19.223449	1,206,200.462642

2009	$19.223449	$22.394722	1,133,327.600304

EquiTrust High Grade Bond Portfolio—Initial Class

2002	$16.349482	$16.711995	852,596.616078

2003	$16.711995	$17.402442	861,472.193432

2004	$17.402442	$17.926161	914,545.998455

2005	$17.926161	$18.175385	1,066,677.830300

2006	$18.175385	$18.810277	1,162,034.121541

2007	$18.810277	$19.596315	1,299,802.302930

2008	$19.596315	$19.048956	1,148,170.952151

2009	$19.048956	$21.054289	1,081,278.531137

EquiTrust Managed Portfolio—Initial Class

2002	$16.169527	$16.593129	1,313,017.993112

2003	$16.593129	$20.114070	1,329,756.309732

2004	$20.114070	$21.570415	1,416,022.441611

2005	$21.570415	$22.270721	1,636,807.017230

2006	$22.270721	$24.636017	1,686,234.717289

2007	$24.636017	$25.758777	1,673,006.238951

2008	$25.758777	$20.367445	1,526,183.388126

2009	$20.367445	$23.821795	1,387,416.041185

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
EquiTrust Money Market Portfolio—Initial Class

2002	$13.169527	$13.159560	305,120.304765

2003	$13.159560	$13.065095	193,303.117202

2004	$13.065095	$12.999106	157,518.890696

2005	$12.999106	$13.160566	198,896.623665

2006	$13.160566	$13.574767	284,489.720692

2007	$13.574767	$14.038695	530,298.799385

2008	$14.038695	$14.129676	421,787.309069

2009	$14.129676	$13.971342	303,924.754652

EquiTrust Strategic Yield Portfolio—Initial Class

2002	$16.032578	$16.095720	680,587.396395

2003	$16.095720	$17.800216	698,444.986022

2004	$17.800216	$19.152712	777,832.342561

2005	$19.152712	$19.534940	946,301.554356

2006	$19.534940	$20.605477	969,782.476852

2007	$20.605477	$21.074664	1,043,799.158949

2008	$21.074664	$18.506670	924,342.131738

2009	$18.506670	$22.748706	743,341.676287

EquiTrust Value Growth Portfolio—Initial Class

2002	$10.707058	$10.673679	1,295,950.075399

2003	$10.673679	$13.777277	1,258,388.893874

2004	$13.777277	$15.177210	1,244,447.172253

2005	$15.177210	$15.952241	1,196,829.590351

2006	$15.952241	$17.659180	1,198,046.310034

2007	$17.659180	$18.358633	1,244,421.481647

2008	$18.358633	$12.634959	1,156,468.623924

2009	$12.634959	$15.793654	1,038,174.498516

Fidelity VIP Contrafund Portfolio—Initial Class

2002	$8.462573	$8.217540	972,461.894169

2003	$8.217540	$10.427766	1,049,617.411556

2004	$10.427766	$11.893682	1,185,002.185467

2005	$11.893682	$13.738017	1,519,977.558101

2006	$13.738017	$15.160165	2,002,617.710106

2007	$15.160165	$17.607527	2,389,473.057738

2008	$17.607527	$9.995685	2,406,018.076656

2009	$9.995685	$13.398471	2,154,343.176058

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Fidelity VIP Growth Portfolio—Initial Class

2002	$6.538470	$6.185970	1,768,555.037274

2003	$6.185970	$8.117079	1,882,332.440055

2004	$8.117079	$8.287473	1,973,691.038755

2005	$8.287473	$8.660262	1,912,086.397287

2006	$8.660262	$9.140059	1,751,825.972373

2007	$9.140059	$11.462111	1,532,378.193419

2008	$11.462111	$5.979830	1,412,718.104025

2009	$5.979830	$7.577079	1,331,537.370292

Fidelity VIP Growth & Income Portfolio—Initial Class

2002	$7.406093	$7.221656	627,239.062098

2003	$7.221656	$8.828510	692,382.850789

2004	$8.828510	$9.224800	717,040.515098

2005	$9.224800	$9.807161	670,368.036736

2006	$9.807161	$10.963696	593,053.155146

2007	$10.963696	$12.141095	566,302.522982

2008	$12.141095	$6.989864	525,168.897108

2009	$6.989864	$8.781941	485,584.358005

Fidelity VIP High Income Portfolio—Service Class 2

2002	$9.730637	$10.456055	52,502.703315

2003	$10.456055	$13.091299	93,420.697271

2004	$13.091299	$14.143074	154,734.492966

2005	$14.143074	$14.292055	226,889.475308

2006	$14.292055	$15.673192	265,007.932198

2007	$15.673192	$15.872152	307,939.348945

2008	$15.872152	$11.733167	271,652.546710

2009	$11.733167	$16.628025	253,097.137622

Fidelity VIP Index 500 Portfolio—Initial Class

2002	$6.849657	$6.576322	1,357,049.940524

2003	$6.576322	$8.340797	1,521,804.637034

2004	$8.340797	$9.112364	1,693,652.916222

2005	$9.112364	$9.434422	1,865,526.577104

2006	$9.434422	$10.784830	1,822,012.970761

2007	$10.784830	$11.230563	1,834,632.129920

2008	$11.230563	$6.987473	1,728,706.905923

2009	$6.987473	$8.737609	1,591,458.497461

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Fidelity VIP Mid Cap Portfolio—Service Class 2

2002	$9.762224	$9.417710	124.984.523800

2003	$9.417710	$12.861559	203,388.626202

2004	$12.861559	$15.836592	331,870.957971

2005	$15.836592	$18.461440	509,579.775591

2006	$18.461440	$20.498366	704,698.624633

2007	$20.498366	$23.351093	789,192.121989

2008	$23.351093	$13.927381	744,248.470170

2009	$13.927381	$19.225323	677,644.337858

Fidelity VIP Overseas Portfolio—Initial Class

2002	$6.967130	$6.417476	371,133.239031

2003	$6.417476	$9.087609	399,885.928406

2004	$9.087609	$10.199563	453,901.729322

2005	$10.199563	$11.993411	497,328.561330

2006	$11.993411	$13.989529	586,756.103786

2007	$13.989529	$16.210242	651,752.032688

2008	$16.210242	$8.995752	635,573.137244

2009	$8.995752	$11.242416	604,055.850522

T. Rowe Price Equity Income Portfolio

2002	$9.312397	$9.060531	278,784.326860

2003	$9.060531	$11.231309	399,555.250686

2004	$11.231309	$12.748144	574,473.310409

2005	$12.748144	$13.085118	906,438.077176

2006	$13.085118	$15.377117	1,314,359.796128

2007	$15.377117	$15.682144	1,864,274.542969

2008	$15.682144	$9.894865	1,980,696.035896

2009	$9.894865	$12.274843	1,752,221.671319

T. Rowe Price International Stock Portfolio

2002	$6.611415	$6.354290	226,602.990441

2003	$6.354290	$8.191659	241,382.835825

2004	$8.191659	$9.204962	269,908.101991

2005	$9.204962	$10.550069	294,603.302743

2006	$10.550069	$12.411702	326,525.824172

2007	$12.411702	$13.856783	341,088.754989

2008	$13.856783	$7.019234	327,147.189626

2009	$7.019234	$10.565909	344,519.480929

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
T. Rowe Price Mid-Cap Growth Portfolio

2002	$9.644718	$9.452791	655,865.050521

2003	$9.452791	$12.922058	700,657.785217

2004	$12.922058	$15.104595	732,302.967766

2005	$15.104595	$17.118449	717,847.485985

2006	$17.118449	$18.031233	657,831.466169

2007	$18.031233	$20.928760	585,594.190323

2008	$20.928760	$12.451169	504,271.996085

2009	$12.451169	$17.912644	447,857.433146

T. Rowe Price New America Growth Portfolio

2002	$5.929945	$5.810834	454,992.990023

2003	$5.810834	$7.754698	512,697.650692

2004	$7.754698	$8.492827	557,630.338495

2005	$8.492827	$8.763680	589,610.576172

2006	$8.763680	$9.290899	576,826.478590

2007	$9.290899	$10.440506	542,791.517689

2008	$10.440506	$6.367504	514,239.642259

2009	$6.367504	$9.419643	960,256.346792

T. Rowe Price Personal Strategy Balanced Portfolio

2002	$9.454421	$9.346948	866,024.053175

2003	$9.346948	$11.522164	958,928.619520

2004	$11.522164	$12.836993	1,088,257.565579

2005	$12.836993	$13.494333	1,264,865.844476

2006	$13.494333	$14.909043	1,353,889.340528

2007	$14.909043	$15.845434	1,365,861.536495

2008	$15.845434	$10.972450	1,257,519.601034

2009	$10.972450	$14.319155	1,131,924.282301

American Century VP Ultra Fund

2002	$8.902751	$8.336414	45,744.197491

2003	$8.336414	$10.284170	93,840.883825

2004	$10.284170	$11.241774	163,290.213083

2005	$11.241774	$11.343728	201,597.920280

2006	$11.343728	$10.836955	225,319.639244

2007	$10.836955	$12.952888	211,795.329384

2008	$12.952888	$7.485198	202,862.454945

2009	$7.485198	$9.942483	195,391.756443

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
American Century VP Vista Fund

2002	$8.771194	$8.042978	25,706.455981

2003	$8.042978	$11.298745	50,074.912684

2004	$11.298745	$12.902780	137,087.098324

2005	$12.902780	$13.781495	204,304.728934

2006	$13.781495	$14.839514	249,982.625024

2007	$14.839514	$20.488517	287,030.843176

2008	$20.488517	$10.395278	282,173.225466

2009	$10.395278	$12.574024	280,986.975331

Dreyfus Variable Investment Fund Appreciation Portfolio—Initial Share Class

2002	$9.131583	$8.673357	51,576.288092

2003	$8.673357	$10.379911	120,858.798892

2004	$10.379911	$10.768764	162,843.653236

2005	$10.768764	$11.101644	232,766.972416

2006	$11.101644	$12.772676	291,949.934928

2007	$12.772676	$13.514281	425,765.074530

2008	$13.514281	$9.402425	451,573.761402

2009	$9.402425	$11.381419	363,398.865121

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio—Initial Share Class(4)

2002	$9.424087	$8.996053	79,879.120887

2003	$8.996053	$11.702012	141,920.940605

2004	$11.702012	$12.869112	216,037.980008

2005	$12.869112	$13.448538	278,594.922321

2006	$13.448538	$13.784928	304,073.858326

2007	$13.784928	$12.107317	285,099.775902

2008	$12.107317	$7.462336	261,543.233239

2009	$7.462336	$9.289156	272,565.436511

Dreyfus Variable Investment Fund Growth and Income Portfolio—Initial Share Class

2002	$8.260440	$7.899624	44,355.620464

2003	$7.899624	$9.875674	86,669.940919

2004	$9.875674	$10.481966	122,297.675102

2005	$10.481966	$10.699922	146,426.259602

2006	$10.699922	$12.102827	141,762.822411

2007	$12.102827	$12.962535	139,656.177891

2008	$12.962535	$7.627877	127,773.567487

2009	$7.627877	$9.702514	128,048.077096

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Dreyfus Variable Investment Fund International Equity Portfolio—Initial Share Class

2002	$9.656457	$9.007166	15,471.276510

2003	$9.007166	$12.712747	31,202.543437

2004	$12.712747	$15.642764	58,548.993859

2005	$15.642764	$17.730345	109,579.695704

2006	$17.730345	$21.596855	290,848.762238

2007	$21.596855	$24.982450	561,140.012620

2008	$24.982450	$14.254863	601,360.904928

2009	$14.254863	$17.637231	685,458.187247

Dreyfus Socially Responsible Growth Fund—Service Share Class

2002	$7.983029	$7.451791	19,331.740742

2003	$7.451791	$9.255543	32,198.852724

2004	$9.255543	$9.684021	43,959.901006

2005	$9.684021	$9.885311	59,040.691124

2006	$9.885311	$10.638703	64,382.401444

2007	$10.638703	$11.294492	66,306.163775

2008	$11.294492	$7.296701	61,033.923402

2009	$7.296701	$9.617013	60,062.467300

Franklin Global Real Estate Securities Fund(1)—Class 2

2003	$10.000000	$12.267727	30,826.130840

2004	$12.267727	$15.972053	214,840.246852

2005	$15.972053	$17.902692	499,738.099639

2006	$17.902692	$21.325451	666,118.622711

2007	$21.325451	$16.665563	584,613.850259

2008	$16.665563	$9.481326	481,645.814143

2009	$9.481326	$11.152137	490,683.826060

Franklin Small-Mid Cap Growth Fund—Class 2

2002	$8.129882	$10.260406	62,358.293636

2003	$10.260406	$11.036212	83,187.770206

2004	$11.036212	$12.151351	140,340.183610

2005	$12.151351	$12.576689	178,905.450513

2006	$12.576689	$13.503004	323,784.850888

2007	$13.503004	$14.835374	489,546.367774

2008	$14.835374	$8.425032	540,490.149253

2009	$8.425032	$11.948034	339,250.292962

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
Franklin Small Cap Value Securities Fund—Class 2

2002	$10.411033	$8.140753	62,412.826636

2003	$8.140753	$13.390742	86,632.334659

2004	$13.390742	$16.367694	134,507.246812

2005	$16.367694	$17.584590	196,370.385184

2006	$17.584590	$20.320106	351,872.611298

2007	$20.320106	$19.590174	458,916.899769

2008	$19.590174	$12.960457	448,159.877511

2009	$12.960457	$16.532169	542,687.733431

Franklin U.S. Government Fund—Class 2

2002	$10.513845	$10.724146	170,609.335566

2003	$10.724146	$10.826393	250,010.737575

2004	$10.826393	$11.064167	309,027.256321

2005	$11.064167	$11.190813	378,068.420641

2006	$11.190813	$11.497290	625,037.631811

2007	$11.497290	$12.105257	1,069,377.033173

2008	$12.105257	$12.863130	1,097,849.293898

2009	$12.863130	$13.097783	879,223.020837

Mutual Shares Securities Fund—Class 2

2002	$9.409493	$9.119383	72,114.962721

2003	$9.119383	$11.272950	111,246.998274

2004	$11.272950	$12.540621	148,443.929345

2005	$12.540621	$13.694013	204,656.918882

2006	$13.694013	$16.013128	284,057.284559

2007	$16.013128	$16.364979	311,541.851054

2008	$16.364979	$10.163732	297,085.788362

2009	$10.163732	$12.653788	289,770.960472

Templeton Growth Securities Fund—Class 2

2002	$9.434426	$8.705828	68,682.396135

2003	$8.705828	$11.361998	119,581.369688

2004	$11.361998	$13.020637	185,608.768414

2005	$13.020637	$14.000335	295,211.863926

2006	$14.000335	$16.845890	353,756.939404

2007	$16.845890	$17.027965	393,733.342110

2008	$17.027965	$9.698293	362,680.617244

2009	$9.698293	$12.558504	595,793.053164

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year
JPMorgan Insurance Trust Mid-Cap Value Portfolio—Class 1

2002	$9.762224	$10.725810	84,666.383696

2003	$10.725810	$13.733442	133,121.710494

2004	$13.733442	$16.421815	187,455.242883

2005	$16.421815	$17.714743	291,410.292253

2006	$17.714743	$20.445009	322,931.995641

2007	$20.445009	$20.686744	325,245.953121

2008	$20.686744	$13.646146	294,659.539871

2009	$13.646146	$17.073713	276,109.147315

JPMorgan Insurance Trust Small Cap Core Portfolio(3)—Class 1

2002	$9.302363	$8.885050	27,272.135339

2003	$8.885050	$11.934221	52,086.049976

2004	$11.934221	$14.991059	85,462.569842

2005	$14.991059	$15.312765	160,211.008443

2006	$15.312765	$17.396004	282,609.569644

2007	$17.396004	$16.205523	347,216.975069

2008	$16.205523	$10.886195	311,889.148250

2009	$10.886195	$13.178984	255,762.949121

Calvert VP Nasdaq-100 Index Portfolio(5)

2002	$8.229573	$8.418052	113,052.642227

2003	$8.418052	$12.359273	239,917.950255

2004	$12.359273	$13.438085	353,670.013401

2005	$13.438085	$13.444744	420,790.026477

2006	$13.444744	$14.165022	428,480.535351

2007	$14.165022	$16.578963	407,469.409367

2008	$16.578963	$9.512567	382,384.624272

2009	$9.512567	$14.424342	383,213.086640

Calvert VP Russell 2000 Small Cap Index Portfolio(6)

2002	$9.838518	$9.546605	87,644.353676

2003	$9.546605	$13.788526	174,050.430941

2004	$13.788526	$16.030299	283,079.674665

2005	$16.030299	$16.469199	423,314.011249

2006	$16.469199	$19.132157	478,548.455931

2007	$19.132157	$18.479016	520,416.152540

2008	$18.479016	$12.052453	507,042.845585

2009	$12.052453	$15.022537	468,141.964259

	Accumulation	Accumulation
	Unit Value at	Unit Value at	Number of Units at
Subaccount	Beginning of Year	End of Year	End of Year

Calvert VP S&P MidCap 400 Index Portfolio(7)

2002	$10.412085	$10.017150	140,545.206010

2003	$10.017150	$13.332427	249,852.732391

2004	$13.332427	$15.244220	362,109.545747

2005	$15.244220	$16.856168	503,542.404491

2006	$16.856168	$18.268563	579,534.574563

2007	$18.268563	$19.374652	567,364.639479

2008	$19.374652	$12.125260	516,526.869252

2009	$12.125260	$16.333059	473,280.002013

American Century VP Inflation Protection Bond Fund(2)

2006	$10.000000	$10.177541	3,706.896452

2007	$10.177541	$11.024132	44,012.226361

2008	$11.024132	$10.748284	114,277.710837

2009	$10.748284	$11.726039	74,574.265389

American Century VP Mid Cap Value Fund(2)

2006	$10.000000	$11.519181	11,143.478258

2007	$11.519181	$11.113469	75,065.615014

2008	$11.113469	$8.303738	80,014.488794

2009	$8.303738	$10.657731	76,757.584014

American Century VP Value Fund(2)

2006	$10.000000	$11.450530	7,028.908805

2007	$11.450530	$10.726836	43,122.895805

2008	$10.726836	$7.757385	56,588.737498

2009	$7.757385	$9.183642	51,267.575081

(1)	Available May 1, 2003.

(2)	Available May 1, 2006.

(3)	The Accumulation Unit Value information for the periods noted is based upon the subaccount’s investment on the Small Company Portfolio prior to the date of the merger of the Small Company Portfolio with Small Cap Core Portfolio, which merger occurred on or about April 25, 2009.

(4)	The Accumulation Unit Value information is based upon the subaccount’s investment in the Dreyfus VIF* Developing Leaders Portfolio prior to the date of the name change of the Dreyfus VIF* Developing Leaders Portfolio to Dreyfus VIF* Opportunistic Small Cap Portfolio, which occurred on or about April 19, 2010.

(5)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit Nasdaq-100® Index Portfolio prior to the date of the name change of the Nasdaq-100® Index Portfolio to Calvert VP Nasdaq-100® Index Portfolio, which occurred on or about April 30, 2010.

(6)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit Russell 2000® Small Cap Index Portfolio prior to the date of the name change of the Summit Russell 2000® Small Cap Index Portfolio to Calvert VP Russell 2000® Small Cap Index Portfolio, which occurred on or about April 30, 2010.

(7)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit S&P MidCap 400® Index Portfolio prior to the date of the name change of the Summit S&P MidCap 400® Index Portfolio to Calvert VP S&P MidCap 400® Index Portfolio, which occurred on or about April 30, 2010.

APPENDIX B

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Chart Illustrates. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.01%, 6.01%, 9.01%, and 12.00%. Net of all expenses, these constant returns are: (2.01%), 1.00%, 4.00%, 7.00%, and 9.99%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.76% of their average daily net assets. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount’s average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on a hypothetical payment option agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount’s investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled “PAYMENT OPTIONS—Election of Payment Options and Annuity Payments.”

Assumptions on Which the Hypothetical Payment Option Agreement and Contract are Based. The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:

•	The hypothetical Contract is a Non-Qualified Contract

•	The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

•	The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

•	The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.01%, 6.01%, 9.01%, and 12.00%

•	Assumed Interest Rate is 4% per year

•	The payee elects to receive monthly variable annuity payments

•	The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see “PAYMENT OPTIONS.”

Assumed Interest Rate. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see “PAYMENT OPTIONS.”

The $1,000 Initial Monthly Variable Annuity Payment. The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

•	the amount of proceeds applied

•	the annuity payment option selected

•	the annuity purchase rates in the supplemental agreement on the effective date

•	the Assumed Interest Rate under the supplemental agreement on the effective date the age of the payee in most cases, the sex of the payee

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see “PAYMENT OPTIONS.” For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios

Contract	0.00% Gross	3.01% Gross	6.01% Gross	9.01% Gross	12.00% Gross
Year	-2.01% Net	1.00% Net	4.00% Net	7.00% Net	9.99% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	942	971	1,000	1,029	1,058
3	888	943	1,000	1,059	1,119
4	836	916	1,000	1,089	1,183
5	788	890	1,000	1,120	1,251
6	743	864	1,000	1,153	1,323
7	700	839	1,000	1,186	1,399
8	659	815	1,000	1,220	1,480
9	621	791	1,000	1,255	1,565
10	585	768	1,000	1,292	1,655
11	551	746	1,000	1,329	1,751
12	520	725	1,000	1,367	1,851
13	490	704	1,000	1,407	1,958
14	461	684	1,000	1,447	2,071
15	435	664	1,000	1,489	2,190
16	409	645	1,000	1,532	2,316
17	386	626	1,000	1,576	2,450
18	364	608	1,000	1,622	2,591
19	343	590	1,000	1,668	2,740
20	323	573	1,000	1,717	2,898
21	304	557	1,000	1,766	3,065
22	286	541	1,000	1,817	3,241
23	270	525	1,000	1,869	3,428
24	254	510	1,000	1,923	3,625
25	240	495	1,000	1,979	3,834

STATEMENT OF ADDITIONAL INFORMATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

Tear at perforation

STATEMENT OF ADDITIONAL INFORMATION
FARM BUREAU LIFE INSURANCE COMPANY
5400 University Avenue
West Des Moines, Iowa 50266
800-247-4170
FARM BUREAU LIFE ANNUITY ACCOUNT
NONPARTICIPATING VARIABLE ANNUITY CONTRACT
This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by Farm Bureau Life Insurance Company (the “Company”). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.
May 27, 2010

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL CONTRACT PROVISIONS
The Contract
The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.
Incontestability
We will not contest the Contract from its Contract Date.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.
Nonparticipation
The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.
CALCULATION OF YIELDS AND TOTAL RETURNS
The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.
Money Market Subaccount Yields
Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.
The net change in account value reflects:
•	net income from the Investment Option attributable to the hypothetical account and

•	charges and deductions imposed under the Contract attributable to · the hypothetical account.
The charges and deductions include per unit charges for the hypothetical account for:
•	the annual administrative charge, and

•	the mortality and expense risk charge.

1

For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $40 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) x (365/7)

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.
The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.
The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return. The actual yield is affected by:
•	changes in interest rates on money market securities,

•	the average portfolio maturity of the Money Market Investment Option,

•	the quality of portfolio securities held by this Investment Option, and

•	the operating expenses of the Money Market Investment Option.
Yields may also be presented for other periods of time.
Other Subaccount Yields
Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield calculated according to the SEC prescribed formula, is set forth below:

Yield	=	2 3 ((((NI – ES)/(U x UV)) + 1) [6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.
The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.
The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.
The surrender charge is not considered in the yield calculation.
Average Annual Total Returns
Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.
Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.
Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of Subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
Investment Option Performance. Each Subaccount may also advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

3

The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.
Other Total Returns
In addition to the standardized yield and average total return information noted above, advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.
We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.
Effect of the Administrative Charge on Performance Data
We currently apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.
DISTRIBUTION OF THE CONTRACTS
EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

4

EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.

		Aggregate Amount of
		Commissions Retained
	Aggregate Amount of	by EquiTrust Marketing
	Commission Paid	After Payments to its
Fiscal Year	to EquiTrust Marketing*	Registered Representatives
2009	$547,960	$0
2008	$2,042,112	$0
2007	$3,924,391	$0

*	Includes sales compensation paid to registered representatives of EquiTrust Marketing.
EquiTrust Marketing passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers); deferred compensation and insurance benefits of registered representatives; registered representative training allowances; agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. To cover costs and expenses associated with facilitating Contract sales, we pay EquiTrust Marketing a monthly overwrite equal to 5% of commissions and service fees paid to managers and registered representatives.
LEGAL MATTERS
All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by David A. McNeill, Esquire, Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.
EXPERTS
The Account’s statements of assets and liabilities as of December 31, 2009 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2009 and 2008 and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2009 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been

5

included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.
FINANCIAL STATEMENTS
The Company’s consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

6

Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Farm Bureau Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account (the Account), comprising the subaccounts listed in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2009, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.
/s/Ernst & Young LLP
Des Moines, Iowa
April 28, 2010

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities
December 31, 2009

	Products A and B - see Note 1

	American Century Variable Portfolios, Inc.*					Dreyfus Variable Investment Fund*

	American	Inflation						Dreyfus
	Century Mid	Protection					Developing	Growth &
	Cap Value	Bond	Ultra	Value	Vista	Appreciation	Leaders	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$818,062	$874,461	$1,942,679	$470,823	$3,533,137	$4,135,995	$2,531,903	$1,242,388
Receivable from Farm Bureau Life Insurance Company	–	–	–	–	–	–	–	–
Receivable for investments sold	849	936	1,962	348	2,963	5,528	3,383	1,300

Total assets	818,911	875,397	1,944,641	471,171	3,536,100	4,141,523	2,535,286	1,243,688

Liabilities
Payable to Farm Bureau Life Insurance Company	849	936	1,962	348	2,963	5,528	3,383	1,300
Payable for investments purchased	–	–	–	–	–	–	–	–

Total liabilities	849	936	1,962	348	2,963	5,528	3,383	1,300

Net assets	$818,062	$874,461	$1,942,679	$470,823	$3,533,137	$4,135,995	$2,531,903	$1,242,388

Net assets
Accumulation units	$818,062	$874,461	$1,942,679	$470,823	$3,533,137	$4,135,995	$2,531,903	$1,242,388
Contracts in annuitization period	–	–	–	–	–	–	–	–

Total net assets	$818,062	$874,461	$1,942,679	$470,823	$3,533,137	$4,135,995	$2,531,903	$1,242,388

Investments in shares of mutual funds, at cost	$848,220	$852,292	$2,249,008	$558,637	$4,381,660	$4,875,834	$3,737,818	$1,525,228
Shares of mutual funds owned	67,496.84	81,420.93	239,246.22	89,171.03	267,864.82	131,719.58	107,786.42	73,688.51

Accumulation units outstanding	76,757.58	74,574.27	195,391.76	51,267.58	280,986.98	363,398.87	272,565.44	128,048.08
Accumulation unit value	$10.66	$11.73	$9.94	$9.18	$12.57	$11.38	$9.29	$9.70

Annuitized units outstanding	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Products A and B - see Note 1
		Dreyfus
	Dreyfus	Socially
	Variable	Responsible
	Investment	Growth
	Fund*	Fund, Inc.*	EquiTrust Variable Insurance Series Fund*

		Socially
	International	Responsible		High Grade
	Equity	Growth	Blue Chip	Bond	Managed	Money Market	Strategic Yield	Value Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$12,089,584	$577,622	$25,380,557	$22,765,550	$33,050,740	$4,246,237	$16,910,061	$16,396,569
Receivable from Farm Bureau Life Insurance Company	–	–	–	–	–	–	–	–
Receivable for investments sold	12,105	627	37,193	48,858	38,036	5,012	20,575	22,147

Total assets	12,101,689	578,249	25,417,750	22,814,408	33,088,776	4,251,249	16,930,636	16,418,716

Liabilities
Payable to Farm Bureau Life Insurance Company	12,105	627	37,193	48,858	38,036	5,012	20,575	22,147
Payable for investments purchased	–	–	–	–	–	–	–	–

Total liabilities	12,105	627	37,193	48,858	38,036	5,012	20,575	22,147

Net assets	$12,089,584	$577,622	$25,380,557	$22,765,550	$33,050,740	$4,246,237	$16,910,061	$16,396,569

Net assets
Accumulation units	$12,089,584	$577,622	$25,348,820	$22,765,550	$33,046,590	$4,246,237	$16,910,061	$16,391,334
Contracts in annuitization period	–	–	31,737	–	4,150	–	–	5,235

Total net assets	$12,089,584	$577,622	$25,380,557	$22,765,550	$33,050,740	$4,246,237	$16,910,061	$16,396,569

Investments in shares of mutual funds, at cost	$14,528,479	$573,416	$26,872,331	$22,560,544	$35,210,380	$4,246,237	$17,260,834	$16,766,372
Shares of mutual funds owned	795,891.01	22,131.09	773,325.93	2,260,729.94	2,428,415.89	4,246,236.66	1,941,453.61	1,355,088.36

Accumulation units outstanding	685,458.19	60,062.47	1,131,910.44	1,081,278.53	1,387,241.83	303,924.75	743,341.68	1,037,843.04
Accumulation unit value	$17.64	$9.62	$22.39	$21.05	$23.82	$13.97	$22.75	$15.79

Annuitized units outstanding	–	–	1,417.16	–	174.21	–	–	331.46
Annuitized unit value	$–	$–	$22.39	$–	$23.82	$–	$–	$15.79

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Products A and B - see Note 1
								Franklin
								Templeton
								Variable
								Insurance
	Fidelity® Variable Insurance Products Funds*							Products Trust*

			Fidelity
			Growth &	High Income		Mid-Cap		Franklin
	Contrafund	Growth	Income	- SC2	Index 500	- SC2	Overseas	Real Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$28,864,905	$10,089,164	$4,264,373	$4,208,506	$13,905,543	$13,027,931	$6,791,047	$5,472,173
Receivable from Farm Bureau Life Insurance Company	–	–	–	–	–	–	–	–
Receivable for investments sold	19,056	14,249	3,565	6,714	17,165	12,830	6,618	4,017

Total assets	28,883,961	10,103,413	4,267,938	4,215,220	13,922,708	13,040,761	6,797,665	5,476,190

Liabilities
Payable to Farm Bureau Life Insurance Company	19,056	14,249	3,565	6,714	17,165	12,830	6,618	4,017
Payable for investments purchased	–	–	–	–	–	–	–	–

Total liabilities	19,056	14,249	3,565	6,714	17,165	12,830	6,618	4,017

Net assets	$28,864,905	$10,089,164	$4,264,373	$4,208,506	$13,905,543	$13,027,931	$6,791,047	$5,472,173

Net assets
Accumulation units	$28,864,905	$10,088,921	$4,263,929	$4,208,506	$13,898,517	$13,027,931	$6,782,456	$5,472,173
Contracts in annuitization period	–	243	444	–	7,026	–	8,591	–

Total net assets	$28,864,905	$10,089,164	$4,264,373	$4,208,506	$13,905,543	$13,027,931	$6,791,047	$5,472,173

Investments in shares of mutual funds, at cost	$39,529,962	$10,164,405	$5,274,197	$4,584,428	$15,183,302	$15,719,093	$9,054,505	$10,070,016
Shares of mutual funds owned	1,399,849.88	335,857.66	385,218.88	812,452.81	116,247.64	519,041.09	451,232.36	501,114.77

Accumulation units outstanding	2,154,343.18	1,331,505.33	485,533.77	253,097.14	1,590,654.42	677,644.34	603,291.70	490,683.83
Accumulation unit value	$13.40	$7.58	$8.78	$16.63	$8.74	$19.23	$11.24	$11.15

Annuitized units outstanding	–	32.04	50.59	–	804.08	–	764.15	–
Annuitized unit value	$–	$7.58	$8.78	$–	$8.74	$–	$11.24	$–

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Products A and B - see Note 1
								Summit
								Mutual
								Funds, Inc.
						J.P. Morgan		- Pinnacle
	Franklin Templeton Variable Insurance Products Trust*					Insurance Trust* (1)		Series*
		Franklin
	Franklin Small	Small-Mid			Templeton
	Cap Value	Cap Growth	Franklin U.S.	Mutual Shares	Growth	Mid-Cap	Small Cap	NASDAQ 100
	Securities	Securities	Government	Securities	Securities	Value	Core	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (2)	Subaccount

Assets
Investments in shares of mutual funds, at market	$8,971,805	$4,053,374	$11,515,872	$3,666,700	$7,482,270	$4,714,208	$3,370,696	$5,527,597
Receivable from Farm Bureau Life Insurance Company	–	–	–	–	–	–	–	–
Receivable for investments sold	7,157	3,758	23,179	3,725	7,375	5,502	3,299	5,384

Total assets	8,978,962	4,057,132	11,539,051	3,670,425	7,489,645	4,719,710	3,373,995	5,532,981

Liabilities
Payable to Farm Bureau Life Insurance Company	7,157	3,758	23,179	3,725	7,375	5,502	3,299	5,384
Payable for investments purchased	–	–	–	–	–	–	–	–

Total liabilities	7,157	3,758	23,179	3,725	7,375	5,502	3,299	5,384

Net assets	$8,971,805	$4,053,374	$11,515,872	$3,666,700	$7,482,270	$4,714,208	$3,370,696	$5,527,597

Net assets
Accumulation units	$8,971,366	$4,053,374	$11,515,872	$3,666,700	$7,482,270	$4,713,484	$3,370,696	$5,527,597
Contracts in annuitization period	439	–	–	–	–	724	–	–

Total net assets	$8,971,805	$4,053,374	$11,515,872	$3,666,700	$7,482,270	$4,714,208	$3,370,696	$5,527,597

Investments in shares of mutual funds, at cost	$10,891,962	$4,703,130	$11,229,104	$4,529,775	$8,200,549	$5,619,809	$4,294,070	$4,799,835
Shares of mutual funds owned	702,568.95	240,271.13	894,784.16	251,488.37	719,449.00	846,356.97	286,623.78	216,683.52

Accumulation units outstanding	542,661.15	339,250.29	879,223.02	289,770.96	595,793.05	276,066.75	255,762.95	383,213.09
Accumulation unit value	$16.53	$11.95	$13.10	$12.65	$12.56	$17.07	$13.18	$14.42

Annuitized units outstanding	26.58	–	–	–	–	42.40	–	–
Annuitized unit value	$16.53	$–	$–	$–	$–	$17.07	$–	$–

(1) Formally known as JP Morgan Series Trust II.
(2) Formally known as Small Company Subaccount.
* Fund family name provided for clarity. Please see Note 1.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Products A and B - see Note 1

							T. Rowe
	Summit Mutual						Price
	Funds, Inc. -						International
	Pinnacle Series*		T. Rowe Price Equity Series, Inc.*				Series, Inc.*

	Russell 2000					Personal
	Small Cap	S&P MidCap		Mid-Cap	New America	Strategy	International
	Index	400 Index	Equity Income	Growth	Growth	Balanced	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$7,032,680	$7,730,110	$21,508,247	$8,022,311	$9,045,272	$16,208,199	$3,640,162
Receivable from Farm Bureau Life Insurance Company	–	–	–	–	–	–	6,228
Receivable for investments sold	6,341	4,916	25,335	15,652	12,844	19,478	–

Total assets	7,039,021	7,735,026	21,533,582	8,037,963	9,058,116	16,227,677	3,646,390

Liabilities
Payable to Farm Bureau Life Insurance Company	6,341	4,916	25,335	15,652	12,844	19,478	–
Payable for investments purchased	–	–	–	–	–	–	6,228

Total liabilities	6,341	4,916	25,335	15,652	12,844	19,478	6,228

Net assets	$7,032,680	$7,730,110	$21,508,247	$8,022,311	$9,045,272	$16,208,199	$3,640,162

Net assets
Accumulation units	$7,032,680	$7,730,110	$21,508,247	$8,022,311	$9,045,272	$16,208,199	$3,640,162
Contracts in annuitization period	–	–	–	–	–	–	–

Total net assets	$7,032,680	$7,730,110	$21,508,247	$8,022,311	$9,045,272	$16,208,199	$3,640,162

Investments in shares of mutual funds, at cost	$8,766,473	$8,862,932	$27,060,273	$8,771,462	$8,261,076	$17,698,094	$4,289,982
Shares of mutual funds owned	140,121.14	141,421.70	1,218,597.55	396,947.59	473,326.63	987,101.06	296,671.68

Accumulation units outstanding	468,141.96	473,280.00	1,752,221.67	447,857.43	960,256.35	1,131,924.28	344,519.48
Accumulation unit value	$15.02	$16.33	$12.27	$17.91	$9.42	$14.32	$10.57

Annuitized units outstanding	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Product C - see Note 1

					DWS	DWS	EquiTrust Variable
					Variable	Variable	Insurance
	Columbia Funds Variable Insurance Trust*				Series I*	Series II*	Series Fund*

		Mid Cap	Small Cap	Small Co.	Global	Global	Blue Chip	High Grade
	International	Value B	Value B	Growth B	Opportunities	Thematic	- SC	Bond - SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$57,483	$584,174	$123,854	$1,073,166	$151,137	$2,472,273	$2,255,631	$5,921,338
Receivable from Farm Bureau Life Insurance Company	–	226	–	854	–	1,099	1,321	1,888
Receivable for investments sold	49	–	101	–	123	–	–	–

Total assets	57,532	584,400	123,955	1,074,020	151,260	2,473,372	2,256,952	5,923,226

Liabilities
Payable to Farm Bureau Life Insurance Company	49	–	101	–	123	–	–	–
Payable for investments purchased	–	226	–	854	–	1,099	1,321	1,888

Total liabilities	49	226	101	854	123	1,099	1,321	1,888

Net assets	$57,483	$584,174	$123,854	$1,073,166	$151,137	$2,472,273	$2,255,631	$5,921,338

Net assets
Accumulation units	$57,483	$584,174	$123,854	$1,073,166	$151,137	$2,472,273	$2,255,631	$5,921,338
Contracts in annuitization period	–	–	–	–	–	–	–	–

Total net assets	$57,483	$584,174	$123,854	$1,073,166	$151,137	$2,472,273	$2,255,631	$5,921,338

Investments in shares of mutual funds, at cost	$49,838	$458,751	$104,262	$950,607	$118,014	$1,960,265	$2,004,000	$5,678,932
Shares of mutual funds owned	48,714.53	54,090.18	8,859.37	113,924.24	13,351.29	300,033.08	66,912.80	588,017.69

Accumulation units outstanding	7,398.78	74,394.46	12,919.23	139,260.55	18,486.18	310,850.79	258,614.85	540,745.73
Accumulation unit value	$7.77	$7.85	$9.59	$7.71	$8.18	$7.95	$8.72	$10.95

Annuitized units outstanding	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Product C - see Note 1

	EquiTrust Variable Insurance Series Fund*				Fidelity® Variable Insurance Products Funds*

	Managed	Money Market	Strategic Yield	Value Growth	Contrafund	Growth	High Income	Index 500
	- SC	- SC	- SC	- SC	- SC2	- SC2	- SC2	- SC2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$1,069,968	$321,573	$685,970	$410,493	$906,392	$208,033	$141,259	$422,926
Receivable from Farm Bureau Life Insurance Company	–	7,482	–	–	–	–	–	–
Receivable for investments sold	297	–	642	419	188	166	50	330

Total assets	1,070,265	329,055	686,612	410,912	906,580	208,199	141,309	423,256

Liabilities
Payable to Farm Bureau Life Insurance Company	297	–	642	419	188	166	50	330
Payable for investments purchased	–	7,482	–	–	–	–	–	–

Total liabilities	297	7,482	642	419	188	166	50	330

Net assets	$1,069,968	$321,573	$685,970	$410,493	$906,392	$208,033	$141,259	$422,926

Net assets
Accumulation units	$1,069,968	$321,573	$685,970	$410,493	$906,392	$208,033	$141,259	$422,926
Contracts in annuitization period	–	–	–	–	–	–	–	–

Total net assets	$1,069,968	$321,573	$685,970	$410,493	$906,392	$208,033	$141,259	$422,926

Investments in shares of mutual funds, at cost	$900,955	$321,573	$623,162	$336,533	$804,626	$175,028	$128,185	$394,743
Shares of mutual funds owned	76,480.89	321,572.91	78,756.64	33,400.61	44,671.86	6,992.69	27,270.08	3,562.68

Accumulation units outstanding	111,408.33	32,445.02	62,237.41	44,948.52	107,016.30	28,149.78	13,330.37	47,513.80
Accumulation unit value	$9.60	$9.91	$11.02	$9.13	$8.47	$7.39	$10.60	$8.90

Annuitized units outstanding	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Product C - see Note 1

	Fidelity® Variable
	Insurance		Franklin Templeton				J.P. Morgan
	Products Funds*		Variable Insurance Products Trust*				Insurance Trust*

			Franklin Small			Templeton	Diversified
	Mid-Cap	Fidelity Real	Cap Value	Franklin U.S.	Mutual Shares	Global Bond	Mid-Cap	Intrepid
	- SC2	Estate - SC2	Securities	Government	Securities	Securities	Growth	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$1,110,238	$1,510,962	$1,535,897	$1,689,510	$164,676	$287,601	$172,815	$2,382,367
Receivable from Farm Bureau Life Insurance Company	130	650	472	–	–	–	–	1,271
Receivable for investments sold	–	–	–	526	138	243	140	–

Total assets	1,110,368	1,511,612	1,536,369	1,690,036	164,814	287,844	172,955	2,383,638

Liabilities
Payable to Farm Bureau Life Insurance Company	–	–	–	526	138	243	140	–
Payable for investments purchased	130	650	472	–	–	–	–	1,271

Total liabilities	130	650	472	526	138	243	140	1,271

Net assets	$1,110,238	$1,510,962	$1,535,897	$1,689,510	$164,676	$287,601	$172,815	$2,382,367

Net assets
Accumulation units	$1,110,238	$1,510,962	$1,535,897	$1,689,510	$164,676	$287,601	$172,815	$2,382,367
Contracts in annuitization period	–	–	–	–	–	–	–	–

Total net assets	$1,110,238	$1,510,962	$1,535,897	$1,689,510	$164,676	$287,601	$172,815	$2,382,367

Investments in shares of mutual funds, at cost	$896,138	$1,065,717	$1,273,757	$1,687,908	$149,055	$277,472	$136,722	$1,975,626
Shares of mutual funds owned	44,232.58	139,387.67	120,273.88	131,275.09	11,294.62	16,595.56	12,839.15	181,444.56

Accumulation units outstanding	128,455.80	199,491.50	188,294.73	155,737.41	18,098.91	23,505.41	21,239.10	278,922.95
Accumulation unit value	$8.64	$7.57	$8.16	$10.85	$9.10	$12.24	$8.14	$8.54

Annuitized units outstanding	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–

(1) Formally known as Templeton Global Income Securities Subaccount.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Product C - see Note 1

	J.P. Morgan						T. Rowe Price
	Insurance Trust*		Summit Mutual Funds, Inc. - Pinnacle Series*				Equity Series, Inc.*

			EAFE		Russell 2000
	Intrepid Mid	Small Cap	International	NASDAQ 100	Small Cap	S&P MidCap		New America
	Cap	Core - CL2	Index - F	Index	Index - F	400 Index - F	Equity Income	Growth
	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$37,265	$109,569	$3,754,797	$148,121	$142,891	$207,434	$4,221,865	$61,211
Receivable from Farm Bureau Life Insurance Company	–	–	1,990	–	–	–	1,042	–
Receivable for investments sold	31	90	–	120	118	166	–	49

Total assets	37,296	109,659	3,756,787	148,241	143,009	207,600	4,222,907	61,260

Liabilities
Payable to Farm Bureau Life Insurance Company	31	90	–	120	118	166	–	49
Payable for investments purchased	–	–	1,990	–	–	–	1,042	–

Total liabilities	31	90	1,990	120	118	166	1,042	49

Net assets	$37,265	$109,569	$3,754,797	$148,121	$142,891	$207,434	$4,221,865	$61,211

Net assets
Accumulation units	$37,265	$109,569	$3,754,797	$148,121	$142,891	$207,434	$4,221,865	$61,211
Contracts in annuitization period	–	–	–	–	–	–	–	–

Total net assets	$37,265	$109,569	$3,754,797	$148,121	$142,891	$207,434	$4,221,865	$61,211

Investments in shares of mutual funds, at cost	$34,359	$96,827	$3,178,657	$113,181	$128,782	$169,900	$3,641,639	$54,265
Shares of mutual funds owned	2,816.69	9,325.02	51,302.06	5,806.37	2,836.27	3,764.69	239,199.14	3,203.10

Accumulation units outstanding	4,075.41	12,276.62	473,934.77	14,671.65	15,395.76	23,559.16	493,247.36	6,305.31
Accumulation unit value	$9.14	$8.93	$7.92	$10.10	$9.28	$8.80	$8.56	$9.71

Annuitized units outstanding	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–

(1) Formally known as Small Cap Equity — CL2 Subaccount.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2009

	Product C - see Note 1

	T. Rowe	T. Rowe Price
	Price Equity	International
	Series, Inc.*	Series, Inc.*

	Personal
	Strategy	International
	Balanced	Stock
	Subaccount	Subaccount

Assets
Investments in shares of mutual funds, at market	$150,574	$264,682
Receivable from Farm Bureau Life Insurance Company	–	–
Receivable for investments sold	127	213

Total assets	150,701	264,895

Liabilities
Payable to Farm Bureau Life Insurance Company	127	213
Payable for investments purchased	–	–

Total liabilities	127	213

Net assets	$150,574	$264,682

Net assets
Accumulation units	$150,574	$264,682
Contracts in annuitization period	–	–

Total net assets	$150,574	$264,682

Investments in shares of mutual funds, at cost	$135,521	$220,890
Shares of mutual funds owned	9,170.16	21,571.47

Accumulation units outstanding	15,386.29	30,844.61
Accumulation unit value	$9.79	$8.58

Annuitized units outstanding	–	–
Annuitized unit value	$–	$–

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations
Year Ended December 31, 2009

	Products A and B - see Note 1

	American Century Variable Portfolios, Inc.*					Dreyfus Variable Investment Fund*

	American	Inflation						Dreyfus
	Century Mid	Protection					Developing	Growth &
	Cap Value	Bond	Ultra	Value	Vista	Appreciation	Leaders	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$26,757	$18,998	$4,735	$24,566	$–	$109,632	$33,056	$13,953
Expenses:
Mortality and expense risk	(8,527)	(12,766)	(20,662)	(5,393)	(38,305)	(47,967)	(25,982)	(13,016)

Net investment income (loss)	18,230	6,232	(15,927)	19,173	(38,305)	61,665	7,074	937

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(46,180)	(35,627)	(125,424)	(86,667)	(78,416)	(641,121)	(181,317)	(68,848)
Realized gain distributions	–	–	–	–	–	319,900	–	–

Total realized gain (loss) on investments	(46,180)	(35,627)	(125,424)	(86,667)	(78,416)	(321,221)	(181,317)	(68,848)

Change in unrealized appreciation (depreciation) of investments	212,077	119,369	634,737	147,576	723,780	988,853	676,676	337,823

Net increase (decrease) in net assets from operations	$184,127	$89,974	$493,386	$80,082	$607,059	$729,297	$502,433	$269,912

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Products A and B - see Note 1
		Dreyfus
	Dreyfus	Socially
	Variable	Responsible
	Investment	Growth
	Fund*	Fund, Inc.*	EquiTrust Variable Insurance Series Fund*

		Socially
	International	Responsible		High Grade
	Equity	Growth	Blue Chip	Bond	Managed	Money Market	Strategic Yield	Value Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$361,123	$3,371	$720,884	$1,048,106	$1,015,570	$5,423	$1,053,841	$310,269
Expenses:
Mortality and expense risk	(123,579)	(6,523)	(280,950)	(274,403)	(380,068)	(56,294)	(203,793)	(182,200)

Net investment income (loss)	237,544	(3,152)	439,934	773,703	635,502	(50,871)	850,048	128,069

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(614,595)	758	(1,509,672)	(358,336)	(293,394)	–	(794,338)	42,665
Realized gain distributions	–	–	–	76,103	–	–	–	–

Total realized gain (loss) on investments	(614,595)	758	(1,509,672)	(282,233)	(293,394)	–	(794,338)	42,665

Change in unrealized appreciation (depreciation) of investments	2,591,236	156,201	4,686,632	1,732,589	4,498,301	–	3,310,523	3,166,416

Net increase (decrease) in net assets from operations	$2,214,185	$153,807	$3,616,894	$2,224,059	$4,840,409	$(50,871)	$3,366,233	$3,337,150

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Products A and B - see Note 1
									Franklin
									Templeton
									Variable
									Insurance
	Fidelity® Variable Insurance Products Funds*							P	roducts Trust*

			Fidelity
			Growth &	High Income		Mid-Cap			Franklin
	Contrafund	Growth	Income	- SC2	Index 500	- SC2	Overseas		Real Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount		Subaccount

Income:
Dividends	$349,390	$39,694	$41,543	$298,525	$312,351	$51,720	$129,907		$561,485
Expenses:
Mortality and expense risk	(312,151)	(110,688)	(47,201)	(45,771)	(151,141)	(141,058)	(73,541)		(55,184)

Net investment income (loss)	37,239	(70,994)	(5,658)	252,754	161,210	(89,338)	56,366		506,301

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,877,256)	(498,447)	(110,870)	(269,969)	(280,426)	(1,167,231)	(222,104)		(1,377,583)
Realized gain distributions	6,938	7,791	–	–	269,557	59,370	19,097		–

Total realized gain (loss) on investments	(1,870,318)	(490,656)	(110,870)	(269,969)	(10,869)	(1,107,861)	(203,007)		(1,377,583)

Change in unrealized appreciation (depreciation) of investments	9,417,124	2,764,313	1,005,012	1,277,166	2,661,609	4,883,364	1,543,226		1,700,297

Net increase (decrease) in net assets from operations	$7,584,045	$2,202,663	$888,484	$1,259,951	$2,811,950	$3,686,165	$1,396,585		$829,015

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Products A and B - see Note 1
								Summit
								Mutual
								Funds, Inc.
						J.P. Morgan		- Pinnacle
	Franklin Templeton Variable Insurance Products Trust*					Insurance Trust* (1)		Series*
		Franklin
	Franklin Small	Small-Mid			Templeton
	Cap Value	Cap Growth	Franklin U.S.	Mutual Shares	Growth	Mid-Cap	Small Cap	NASDAQ 100
	Securities	Securities	Government	Securities	Securities	Value	Core	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (2)	Subaccount

Income:
Dividends	$127,382	$–	$460,262	$61,231	$201,682	$93,747	$25,067	$4,057
Expenses:
Mortality and expense risk	(88,960)	(51,593)	(157,261)	(39,360)	(66,600)	(50,472)	(38,064)	(55,534)

Net investment income (loss)	38,422	(51,593)	303,001	21,871	135,082	43,275	(12,997)	(51,477)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(552,154)	(1,433,216)	196,089	(317,371)	(430,257)	(202,156)	(836,968)	(6,365)
Realized gain distributions	350,792	–	–	–	–	8,487	53,622	–

Total realized gain (loss) on investments	(201,362)	(1,433,216)	196,089	(317,371)	(430,257)	(193,669)	(783,346)	(6,365)

Change in unrealized appreciation (depreciation) of investments	2,045,518	2,984,391	(284,876)	1,017,500	1,853,839	1,106,564	1,385,111	1,942,666

Net increase (decrease) in net assets from operations	$1,882,578	$1,499,582	$214,214	$722,000	$1,558,664	$956,170	$588,768	$1,884,824

(1) Formally known as JP Morgan Series Trust II.
(2) Formally known as Small Company Subaccount.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Products A and B - see Note 1

							T. Rowe
	Summit Mutual						Price
	Funds, Inc. -						International
	Pinnacle Series*		T. Rowe Price Equity Series, Inc.*				Series, Inc.*

	Russell 2000					Personal
	Small Cap	S&P MidCap		Mid-Cap	New America	Strategy	International
	Index	400 Index	Equity Income	Growth	Growth	Balanced	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$36,768	$60,209	$381,024	$–	$–	$314,848	$81,913
Expenses:
Mortality and expense risk	(75,176)	(82,307)	(238,359)	(86,365)	(76,581)	(180,655)	(34,560)

Net investment income (loss)	(38,408)	(22,098)	142,665	(86,365)	(76,581)	134,193	47,353

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(439,347)	(345,987)	(2,194,346)	8,224	93,335	54,610	(89,908)
Realized gain distributions	76,143	–	–	7,979	–	–	–

Total realized gain (loss) on investments	(363,204)	(345,987)	(2,194,346)	16,203	93,335	54,610	(89,908)

Change in unrealized appreciation (depreciation) of investments	1,783,985	2,395,351	6,376,087	2,601,963	2,198,017	3,704,425	1,180,396

Net increase (decrease) in net assets from operations	$1,382,373	$2,027,266	$4,324,406	$2,531,801	$2,214,771	$3,893,228	$1,137,841

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Product C - see Note 1

					DWS	DWS	EquiTrust Variable
					Variable	Variable	Insurance
	Columbia Funds Variable Insurance Trust*				Series I*	Series II*	Series Fund*

		Mid Cap	Small Cap	Small Co.	Global	Global	Blue Chip	High Grade
	International	Value B	Value B	Growth B	Opportunities	Thematic	- SC	Bond - SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$121	$5,323	$716	$–	$1,043	$16,551	$5,335	$174,594
Expenses:
Mortality and expense risk	(321)	(4,283)	(705)	(5,222)	(791)	(14,441)	(13,130)	(39,161)

Net investment income (loss)	(200)	1,040	11	(5,222)	252	2,110	(7,795)	135,433

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,129)	(102,502)	(3,509)	(20,521)	(13,605)	(133,767)	(38,301)	(12,614)
Realized gain distributions	–	–	148	–	–	–	–	10,573

Total realized gain (loss) on investments	(4,129)	(102,502)	(3,361)	(20,521)	(13,605)	(133,767)	(38,301)	(2,041)

Change in unrealized appreciation (depreciation) of investments	11,777	240,598	25,083	161,774	47,214	693,373	347,165	251,530

Net increase (decrease) in net assets from operations	$7,448	$139,136	$21,733	$136,031	$33,861	$561,716	$301,069	$384,922

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Product C - see Note 1

	EquiTrust Variable Insurance Series Fund*				Fidelity® Variable Insurance Products Funds*

	Managed	Money Market	Strategic Yield	Value Growth	Contrafund	Growth	High Income	Index 500
	- SC	- SC	- SC	- SC	- SC2	- SC2	- SC2	- SC2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$3,662	$211	$23,822	$739	$8,389	$332	$9,956	$7,342
Expenses:
Mortality and expense risk	(8,421)	(2,059)	(3,926)	(2,488)	(5,144)	(1,183)	(725)	(2,485)

Net investment income (loss)	(4,759)	(1,848)	19,896	(1,749)	3,245	(851)	9,231	4,857

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(35,009)	–	(10,762)	(24,416)	(33,292)	(3,773)	(284)	(9,864)
Realized gain distributions	–	–	–	–	213	141	–	3,312

Total realized gain (loss) on investments	(35,009)	–	(10,762)	(24,416)	(33,079)	(3,632)	(284)	(6,552)

Change in unrealized appreciation (depreciation) of investments	200,189	–	77,249	97,231	204,790	41,209	14,152	71,921

Net increase (decrease) in net assets from operations	$160,421	$(1,848)	$86,383	$71,066	$174,956	$36,726	$23,099	$70,226

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Product C - see Note 1

	Fidelity® Variable
	Insurance		Franklin Templeton				J.P. Morgan
	Products Funds*		Variable Insurance Products Trust*				Insurance Trust*

			Franklin Small			Templeton	Diversified
	Mid-Cap	Fidelity Real	Cap Value	Franklin U.S.	Mutual Shares	Global Bond	Mid-Cap	Intrepid
	- SC2	Estate - SC2	Securities	Government	Securities	Securities	Growth	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount	Subaccount

Income:
Dividends	$4,053	$28,811	$13,799	$45,546	$2,491	$31,183	$–	$6,188
Expenses:
Mortality and expense risk	(6,928)	(8,467)	(9,438)	(10,877)	(1,169)	(2,073)	(2,482)	(12,821)

Net investment income (loss)	(2,875)	20,344	4,361	34,669	1,322	29,110	(2,482)	(6,633)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(73,035)	(171,716)	(108,992)	11,356	(10,547)	1,570	(13,403)	(64,059)
Realized gain distributions	5,002	–	38,001	–	–	–	–	–

Total realized gain (loss) on investments	(68,033)	(171,716)	(70,991)	11,356	(10,547)	1,570	(13,403)	(64,059)

Change in unrealized appreciation (depreciation) of investments	314,381	602,274	364,036	(23,734)	41,342	4,648	120,038	511,564

Net increase (decrease) in net assets from operations	$243,473	$450,902	$297,406	$22,291	$32,117	$35,328	$104,153	$440,872

(1) Formally known as Templeton Global Income Securities Subaccount.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Product C - see Note 1

	J.P. Morgan						T. Rowe Price
	Insurance Trust*		Summit Mutual Funds, Inc. - Pinnacle Series*				Equity Series, Inc.*

			EAFE		Russell 2000
	Intrepid Mid	Small Cap	International	NASDAQ 100	Small Cap	S&P MidCap		New America
	Cap	Core - CL2	Index - F	Index	Index - F	400 Index - F	Equity Income	Growth
	Subaccount	Subaccount (1)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Income:
Dividends	$243	$584	$31,847	$109	$376	$830	$53,514	$–
Expenses:
Mortality and expense risk	(220)	(677)	(22,626)	(837)	(846)	(1,115)	(25,518)	(230)

Net investment income (loss)	23	(93)	9,221	(728)	(470)	(285)	27,996	(230)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(453)	(943)	(167,246)	(3,323)	(5,174)	1,426	(115,678)	(146)
Realized gain distributions	–	–	–	–	1,545	–	–	–

Total realized gain (loss) on investments	(453)	(943)	(167,246)	(3,323)	(3,629)	1,426	(115,678)	(146)

Change in unrealized appreciation (depreciation) of investments	7,400	23,537	814,297	40,961	27,579	40,027	839,338	9,210

Net increase (decrease) in net assets from operations	$6,970	$22,501	$656,272	$36,910	$23,480	$41,168	$751,656	$8,834

(1) Formally known as Small Cap Equity - CL2 Subaccount.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2009

	Product C - see Note 1

	T. Rowe	T. Rowe Price
	Price Equity	International
	Series, Inc.*	Series, Inc.*

	Personal
	Strategy	International
	Balanced	Stock
	Subaccount	Subaccount

Income:
Dividends	$1,614	$5,777
Expenses:
Mortality and expense risk	(705)	(1,244)

Net investment income (loss)	909	4,533

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,236)	16
Realized gain distributions	–	–

Total realized gain (loss) on investments	(4,236)	16

Change in unrealized appreciation (depreciation) of investments	22,267	51,869

Net increase (decrease) in net assets from operations	$18,940	$56,418

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets

	Products A and B - see Note 1

	American Century Variable Portfolios, Inc.*
	American Century Mid Cap		Inflation Protection Bond
	Value Subaccount		Subaccount		Ultra Subaccount		Value Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,230	$(9,070)	$6,232	$43,199	$(15,927)	$(27,281)	$19,173	$4,873
Net realized gain (loss) on investments	(46,180)	(37,855)	(35,627)	2,164	(125,424)	297,338	(86,667)	30,645
Change in unrealized appreciation (depreciation) of investments	212,077	(176,198)	119,369	(107,109)	634,737	(1,423,858)	147,576	(189,528)

Net increase (decrease) in net assets from operations	184,127	(223,123)	89,974	(61,746)	493,386	(1,153,801)	80,082	(154,010)

Contract transactions:
Transfers of net premiums	35,454	91,059	40,656	301,463	90,048	183,912	54,244	64,778
Transfers of surrenders and death benefits	(69,591)	(17,672)	(261,670)	(72,395)	(127,491)	(189,615)	(22,022)	(30,097)
Transfers of administrative and other charges	(910)	(707)	(1,176)	(588)	(3,210)	(2,961)	(594)	(546)
Transfers between subaccounts, including
Declared Interest Option account	4,563	(19,377)	(221,612)	576,358	(28,520)	(62,430)	(79,868)	96,284

Net increase (decrease) in net assets from contract transactions	(30,484)	53,303	(443,802)	804,838	(69,173)	(71,094)	(48,240)	130,419

Total increase (decrease) in net assets	153,643	(169,820)	(353,828)	743,092	424,213	(1,224,895)	31,842	(23,591)

Net assets at beginning of period	664,419	834,239	1,228,289	485,197	1,518,466	2,743,361	438,981	462,572

Net assets at end of period	$818,062	$664,419	$874,461	$1,228,289	$1,942,679	$1,518,466	$470,823	$438,981

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

	American Century
	Variable Portfolios, Inc.*		Dreyfus Variable Investment Fund*
					Developing Leaders		Dreyfus Growth & Income
	Vista Subaccount		Appreciation Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,305)	$(58,399)	$61,665	$38,152	$7,074	$(9,557)	$937	$(8,525)
Net realized gain (loss) on investments	(78,416)	385,569	(321,221)	393,586	(181,317)	(144,233)	(68,848)	173,503
Change in unrealized appreciation (depreciation) of investments	723,780	(3,287,880)	988,853	(2,295,918)	676,676	(1,075,817)	337,823	(875,259)

Net increase (decrease) in net assets from operations	607,059	(2,960,710)	729,297	(1,864,180)	502,433	(1,229,607)	269,912	(710,281)

Contract transactions:
Transfers of net premiums	215,040	521,162	173,771	858,959	179,674	280,823	62,220	142,470
Transfers of surrenders and death benefits	(215,640)	(418,506)	(296,224)	(653,825)	(108,460)	(206,538)	(95,155)	(175,978)
Transfers of administrative and other charges	(6,083)	(6,120)	(6,220)	(5,497)	(3,418)	(3,349)	(2,154)	(2,162)
Transfers between subaccounts, including
Declared Interest Option account	(508)	(83,393)	(710,517)	156,522	9,950	(341,398)	32,924	(89,706)

Net increase (decrease) in net assets from contract transactions	(7,191)	13,143	(839,190)	356,159	77,746	(270,462)	(2,165)	(125,376)

Total increase (decrease) in net assets	599,868	(2,947,567)	(109,893)	(1,508,021)	580,179	(1,500,069)	267,747	(835,657)

Net assets at beginning of period	2,933,269	5,880,836	4,245,888	5,753,909	1,951,724	3,451,793	974,641	1,810,298

Net assets at end of period	$3,533,137	$2,933,269	$4,135,995	$4,245,888	$2,531,903	$1,951,724	$1,242,388	$974,641

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

			Dreyfus Socially
	Dreyfus Variable		Responsible
	Investment Fund*		Growth Fund, Inc.*		EquiTrust Variable Insurance Series Fund*
	International Equity		Socially Responsible Growth
	Subaccount		Subaccount		Blue Chip Subaccount		High Grade Bond Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$237,544	$69,252	$(3,152)	$(5,209)	$439,934	$355,676	$773,703	$927,901
Net realized gain (loss) on investments	(614,595)	539,258	758	835	(1,509,672)	(649,385)	(282,233)	(376,424)
Change in unrealized appreciation (depreciation) of investments	2,591,236	(7,242,089)	156,201	(261,912)	4,686,632	(10,691,067)	1,732,589	(1,335,930)

Net increase (decrease) in net assets from operations	2,214,185	(6,633,579)	153,807	(266,286)	3,616,894	(10,984,776)	2,224,059	(784,453)

Contract transactions:
Transfers of net premiums	563,851	2,064,761	21,816	62,256	1,010,039	2,482,505	709,989	1,795,607
Transfers of surrenders and death benefits	(835,816)	(1,149,259)	(58,197)	(63,588)	(1,784,708)	(3,744,168)	(2,562,895)	(3,493,531)
Transfers of administrative and other charges	(16,885)	(16,855)	(1,057)	(908)	(43,634)	(43,443)	(30,772)	(28,377)
Transfers between subaccounts, including
Declared Interest Option account	1,591,932	288,597	15,907	(35,022)	(605,367)	(687,386)	553,711	(1,089,123)

Net increase (decrease) in net assets from contract transactions	1,303,082	1,187,244	(21,531)	(37,262)	(1,423,670)	(1,992,492)	(1,329,967)	(2,815,424)

Total increase (decrease) in net assets	3,517,267	(5,446,335)	132,276	(303,548)	2,193,224	(12,977,268)	894,092	(3,599,877)

Net assets at beginning of period	8,572,317	14,018,652	445,346	748,894	23,187,333	36,164,601	21,871,458	25,471,335

Net assets at end of period	$12,089,584	$8,572,317	$577,622	$445,346	$25,380,557	$23,187,333	$22,765,550	$21,871,458

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

	EquiTrust Variable Insurance Series Fund*

	Managed Subaccount		Money Market Subaccount		Strategic Yield Subaccount		Value Growth Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$635,502	$1,008,166	$(50,871)	$45,513	$850,048	$1,039,975	$128,069	$258,551
Net realized gain (loss) on investments	(293,394)	2,281,231	-	-	(794,338)	(377,028)	42,665	1,560,980
Change in unrealized appreciation (depreciation) of investments	4,498,301	(11,938,352)	-	-	3,310,523	(3,267,705)	3,166,416	(8,806,222)

Net increase (decrease) in net assets from operations	4,840,409	(8,648,955)	(50,871)	45,513	3,366,233	(2,604,758)	3,337,150	(6,986,691)

Contract transactions:
Transfers of net premiums	897,822	2,149,949	971,691	8,982,952	472,101	1,690,442	616,110	1,515,874
Transfers of surrenders and death benefits	(2,421,861)	(3,761,405)	(1,853,219)	(1,080,664)	(1,628,982)	(2,605,713)	(1,332,921)	(2,304,011)
Transfers of administrative and other charges	(42,112)	(39,588)	(6,175)	(5,362)	(24,771)	(23,999)	(25,417)	(26,906)
Transfers between subaccounts, including
Declared Interest Option account	(1,307,974)	(1,710,140)	(774,907)	(9,427,424)	(2,381,015)	(1,347,194)	(810,286)	(432,210)

Net increase (decrease) in net assets from contract transactions	(2,874,125)	(3,361,184)	(1,662,610)	(1,530,498)	(3,562,667)	(2,286,464)	(1,552,514)	(1,247,253)

Total increase (decrease) in net assets	1,966,284	(12,010,139)	(1,713,481)	(1,484,985)	(196,434)	(4,891,222)	1,784,636	(8,233,944)

Net assets at beginning of period	31,084,456	43,094,595	5,959,718	7,444,703	17,106,495	21,997,717	14,611,933	22,845,877

Net assets at end of period	$33,050,740	$31,084,456	$4,246,237	$5,959,718	$16,910,061	$17,106,495	$16,396,569	$14,611,933

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

	Fidelity® Variable Insurance Products Funds*

					Fidelity Growth & Income		High Income - SC2
	Contrafund Subaccount		Growth Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,239	$(88,580)	$(70,994)	$(60,019)	$(5,658)	$(2,855)	$252,754	$302,602
Net realized gain (loss) on investments	(1,870,318)	727,259	(490,656)	(208,529)	(110,870)	635,636	(269,969)	(222,205)
Change in unrealized appreciation (depreciation) of investments	9,417,124	(19,511,206)	2,764,313	(7,799,435)	1,005,012	(3,446,741)	1,277,166	(1,273,667)

Net increase (decrease) in net assets from operations	7,584,045	(18,872,527)	2,202,663	(8,067,983)	888,484	(2,813,960)	1,259,951	(1,193,270)

Contract transactions:
Transfers of net premiums	1,202,096	3,842,632	536,761	872,654	171,381	392,486	137,356	245,279
Transfers of surrenders and death benefits	(1,988,770)	(3,422,665)	(766,602)	(1,398,482)	(328,519)	(641,447)	(416,735)	(386,927)
Transfers of administrative and other charges	(39,243)	(38,255)	(15,313)	(39,432)	(6,812)	(7,009)	(6,235)	(5,093)
Transfers between subaccounts, including
Declared Interest Option account	(1,943,021)	467,903	(316,159)	(483,232)	(131,020)	(134,744)	46,824	(360,304)

Net increase (decrease) in net assets from contract transactions	(2,768,938)	849,615	(561,313)	(1,048,492)	(294,970)	(390,714)	(238,790)	(507,045)

Total increase (decrease) in net assets	4,815,107	(18,022,912)	1,641,350	(9,116,475)	593,514	(3,204,674)	1,021,161	(1,700,315)

Net assets at beginning of period	24,049,798	42,072,710	8,447,814	17,564,289	3,670,859	6,875,533	3,187,345	4,887,660

Net assets at end of period	$28,864,905	$24,049,798	$10,089,164	$8,447,814	$4,264,373	$3,670,859	$4,208,506	$3,187,345

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

							Franklin Templeton
							Variable Insurance
	Fidelity® Variable Insurance Products Funds*						Products Trust*
							Franklin Real Estate
	Index 500 Subaccount		Mid-Cap - SC2 Subaccount		Overseas Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$161,210	$153,007	$(89,338)	$(151,823)	$56,366	$116,898	$506,301	$(14,867)
Net realized gain (loss) on investments	(10,869)	234,670	(1,107,861)	2,245,594	(203,007)	1,403,092	(1,377,583)	92,249
Change in unrealized appreciation (depreciation) of investments	2,661,609	(7,995,225)	4,883,364	(9,520,773)	1,543,226	(6,318,482)	1,700,297	(3,761,661)

Net increase (decrease) in net assets from operations	2,811,950	(7,607,548)	3,686,165	(7,427,002)	1,396,585	(4,798,492)	829,015	(3,684,279)

Contract transactions:
Transfers of net premiums	539,515	1,125,513	611,284	1,361,882	329,481	837,041	328,015	701,308
Transfers of surrenders and death benefits	(1,145,718)	(1,589,873)	(749,722)	(1,127,629)	(612,221)	(841,758)	(364,231)	(803,625)
Transfers of administrative and other charges	(17,806)	(17,337)	(16,943)	(15,086)	(8,365)	(8,342)	(8,235)	(9,378)
Transfers between subaccounts, including
Declared Interest Option account	(361,690)	(435,415)	(868,285)	(855,232)	(31,892)	(36,048)	120,968	(1,380,304)

Net increase (decrease) in net assets from contract transactions	(985,699)	(917,112)	(1,023,666)	(636,065)	(322,997)	(49,107)	76,517	(1,491,999)

Total increase (decrease) in net assets	1,826,251	(8,524,660)	2,662,499	(8,063,067)	1,073,588	(4,847,599)	905,532	(5,176,278)

Net assets at beginning of period	12,079,292	20,603,952	10,365,432	18,428,499	5,717,459	10,565,058	4,566,641	9,742,919

Net assets at end of period	$13,905,543	$12,079,292	$13,027,931	$10,365,432	$6,791,047	$5,717,459	$5,472,173	$4,566,641

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

	Franklin Templeton Variable Insurance Products Trust*
	Franklin Small Cap Value		Franklin Small-Mid Cap		Franklin U.S. Government		Mutual Shares Securities
	Securities Subaccount		Growth Securities Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,422	$(5,614)	$(51,593)	$(79,901)	$303,001	$543,003	$21,871	$72,552
Net realized gain (loss) on investments	(201,362)	590,941	(1,433,216)	729,820	196,089	(54,679)	(317,371)	202,372
Change in unrealized appreciation (depreciation) of investments	2,045,518	(3,656,905)	2,984,391	(4,065,056)	(284,876)	347,747	1,017,500	(2,165,012)

Net increase (decrease) in net assets from operations	1,882,578	(3,071,578)	1,499,582	(3,415,137)	214,214	836,071	722,000	(1,890,088)

Contract transactions:
Transfers of net premiums	391,034	963,136	232,514	994,551	410,931	1,684,044	126,188	363,956
Transfers of surrenders and death benefits	(550,376)	(882,489)	(396,366)	(647,806)	(1,589,263)	(1,398,405)	(257,003)	(453,175)
Transfers of administrative and other charges	(11,878)	(10,354)	(7,441)	(9,095)	(19,417)	(20,492)	(4,441)	(3,973)
Transfers between subaccounts, including
Declared Interest Option account	1,452,090	(180,620)	(1,828,562)	368,530	(1,622,371)	75,476	60,456	(95,596)

Net increase (decrease) in net assets from contract transactions	1,280,870	(110,327)	(1,999,855)	706,180	(2,820,120)	340,623	(74,800)	(188,788)

Total increase (decrease) in net assets	3,163,448	(3,181,905)	(500,273)	(2,708,957)	(2,605,906)	1,176,694	647,200	(2,078,876)

Net assets at beginning of period	5,808,357	8,990,262	4,553,647	7,262,604	14,121,778	12,945,084	3,019,500	5,098,376

Net assets at end of period	$8,971,805	$5,808,357	$4,053,374	$4,553,647	$11,515,872	$14,121,778	$3,666,700	$3,019,500

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

	Franklin Templeton						Summit Mutual
	Variable Insurance						Funds, Inc. -
	Products Trust*		J.P. Morgan Insurance Trust* (1)				Pinnacle Series*
	Templeton Growth Securities				Small Cap Core Subaccount		NASDAQ 100 Index
	Subaccount		Mid-Cap Value Subaccount		(2)		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$135,082	$28,752	$43,275	$(8,018)	$(12,997)	$(49,752)	$(51,477)	$(64,668)
Net realized gain (loss) on investments	(430,257)	359,681	(193,669)	460,587	(783,346)	285,450	(6,365)	111,030
Change in unrealized appreciation (depreciation) of investments	1,853,839	(3,137,082)	1,106,564	(2,643,995)	1,385,111	(1,984,031)	1,942,666	(2,838,018)

Net increase (decrease) in net assets from operations	1,558,664	(2,748,649)	956,170	(2,191,426)	588,768	(1,748,333)	1,884,824	(2,791,656)

Contract transactions:
Transfers of net premiums	291,767	576,197	194,537	448,169	205,830	456,191	269,080	460,474
Transfers of surrenders and death benefits	(482,605)	(586,848)	(287,410)	(445,183)	(258,299)	(469,021)	(346,729)	(551,392)
Transfers of administrative and other charges	(8,457)	(5,021)	(6,426)	(6,052)	(5,642)	(6,577)	(7,038)	(6,018)
Transfers between subaccounts, including Declared Interest Option account	2,605,518	(422,774)	(163,630)	(512,821)	(555,247)	(463,807)	90,001	(229,369)

Net increase (decrease) in net assets from contract transactions	2,406,223	(438,446)	(262,929)	(515,887)	(613,358)	(483,214)	5,314	(326,305)

Total increase (decrease) in net assets	3,964,887	(3,187,095)	693,241	(2,707,313)	(24,590)	(2,231,547)	1,890,138	(3,117,961)

Net assets at beginning of period	3,517,383	6,704,478	4,020,967	6,728,280	3,395,286	5,626,833	3,637,459	6,755,420

Net assets at end of period	$7,482,270	$3,517,383	$4,714,208	$4,020,967	$3,370,696	$3,395,286	$5,527,597	$3,637,459

(1) Formally known as JP Morgan Series Trust II.
(2) Formally known as Small Company Subaccount.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

	Summit Mutual Funds, Inc. - Pinnacle Series*				T. Rowe Price Equity Series, Inc.*
	Russell 2000 Small Cap Index		S&P MidCap 400 Index
	Subaccount		Subaccount		Equity Income Subaccount		Mid-Cap Growth Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,408)	$60,507	$(22,098)	$78,046	$142,665	$300,807	$(86,365)	$(118,658)
Net realized gain (loss) on investments	(363,204)	474,231	(345,987)	831,112	(2,194,346)	690,296	16,203	836,448
Change in unrealized appreciation (depreciation) of investments	1,783,985	(3,889,647)	2,395,351	(4,835,044)	6,376,087	(12,684,030)	2,601,963	(5,240,420)

Net increase (decrease) in net assets from operations	1,382,373	(3,354,909)	2,027,266	(3,925,886)	4,324,406	(11,692,927)	2,531,801	(4,522,630)

Contract transactions:
Transfers of net premiums	267,060	703,819	317,947	767,454	788,711	3,374,885	299,072	450,335
Transfers of surrenders and death benefits	(529,613)	(703,365)	(612,642)	(842,590)	(1,427,114)	(2,252,858)	(644,371)	(1,273,554)
Transfers of administrative and other charges	(8,105)	(7,488)	(9,612)	(9,239)	(27,136)	(31,239)	(9,969)	(10,105)
Transfers between subaccounts, including Declared Interest Option account	(190,145)	(143,725)	(255,871)	(719,210)	(1,749,340)	965,038	(432,998)	(621,030)

Net increase (decrease) in net assets from contract transactions	(460,803)	(150,759)	(560,178)	(803,585)	(2,414,879)	2,055,826	(788,266)	(1,454,354)

Total increase (decrease) in net assets	921,570	(3,505,668)	1,467,088	(4,729,471)	1,909,527	(9,637,101)	1,743,535	(5,976,984)

Net assets at beginning of period	6,111,110	9,616,778	6,263,022	10,992,493	19,598,720	29,235,821	6,278,776	12,255,760

Net assets at end of period	$7,032,680	$6,111,110	$7,730,110	$6,263,022	$21,508,247	$19,598,720	$8,022,311	$6,278,776

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Products A and B - see Note 1

					T. Rowe Price
	T. Rowe Price Equity Series, Inc.*				International Series, Inc.*
	New America Growth		Personal Strategy Balanced		International Stock
	Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(76,581)	$(59,144)	$134,193	$219,792	$47,353	$26,418
Net realized gain (loss) on investments	93,335	281,345	54,610	417,078	(89,908)	300,739
Change in unrealized appreciation (depreciation) of investments	2,198,017	(2,352,416)	3,704,425	(7,070,433)	1,180,396	(2,661,698)

Net increase (decrease) in net assets from operations	2,214,771	(2,130,215)	3,893,228	(6,433,563)	1,137,841	(2,334,541)

Contract transactions:
Transfers of net premiums	294,642	322,545	485,856	1,327,355	167,597	303,018
Transfers of surrenders and death benefits	(492,753)	(491,576)	(1,166,671)	(1,799,257)	(198,985)	(445,027)
Transfers of administrative and other charges	(10,938)	(6,153)	(19,394)	(17,743)	(4,312)	(4,323)
Transfers between subaccounts, including Declared Interest Option account	3,765,127	(87,196)	(782,891)	(921,390)	241,698	50,803

Net increase (decrease) in net assets from contract transactions	3,556,078	(262,380)	(1,483,100)	(1,411,035)	205,998	(95,529)

Total increase (decrease) in net assets	5,770,849	(2,392,595)	2,410,128	(7,844,598)	1,343,839	(2,430,070)

Net assets at beginning of period	3,274,423	5,667,018	13,798,071	21,642,669	2,296,323	4,726,393

Net assets at end of period	$9,045,272	$3,274,423	$16,208,199	$13,798,071	$3,640,162	$2,296,323

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1

	Columbia Funds Variable Insurance Trust*
					Small Cap Value B		Small Co. Growth B
	International Subaccount		Mid Cap Value B Subaccount		Subaccount		Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(200)	$344	$1,040	$(99)	$11	$(68)	$(5,222)	$(430)
Net realized gain (loss) on investments	(4,129)	(1,632)	(102,502)	9,173	(3,361)	269	(20,521)	909
Change in unrealized appreciation (depreciation) of investments	11,777	(4,132)	240,598	(115,175)	25,083	(5,491)	161,774	(39,215)

Net increase (decrease) in net assets from operations	7,448	(5,420)	139,136	(106,101)	21,733	(5,290)	136,031	(38,736)

Contract transactions:
Transfers of net premiums	16,387	33,669	319,625	425,282	78,744	36,548	440,938	171,496
Transfers of surrenders and death benefits	(372)	(7,606)	(9,410)	(290)	(3,085)	(9,706)	(17,748)	(129)
Transfers of administrative and other charges	(164)	(47)	(3,459)	(1,086)	(416)	(76)	(4,799)	(488)
Transfers between subaccounts, including Declared Interest Option account	13,418	170	(193,869)	14,346	1,715	3,687	377,920	8,681

Net increase (decrease) in net assets from contract transactions	29,269	26,186	112,887	438,252	76,958	30,453	796,311	179,560

Total increase (decrease) in net assets	36,717	20,766	252,023	332,151	98,691	25,163	932,342	140,824

Net assets at beginning of period	20,766	-	332,151	-	25,163	-	140,824	-

Net assets at end of period	$57,483	$20,766	$584,174	$332,151	$123,854	$25,163	$1,073,166	$140,824

(1) Period from June 9, 2008 (date operations commenced) through December 31, 2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1

	DWS Variable		DWS Variable
	Series I*		Series II*		EquiTrust Variable Insurance Series Fund*
	Global Opportunities						High Grade Bond - SC
	Subaccount		Global Thematic Subaccount		Blue Chip - SC Subaccount		Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$252	$(149)	$2,110	$(2,144)	$(7,795)	$(2,088)	$135,433	$29,553
Net realized gain (loss) on investments	(13,605)	(1,631)	(133,767)	(16,009)	(38,301)	(4,849)	(2,041)	(10,610)
Change in unrealized appreciation (depreciation) of investments	47,214	(14,091)	693,373	(181,365)	347,165	(95,534)	251,530	(9,124)

Net increase (decrease) in net assets from operations	33,861	(15,871)	561,716	(199,518)	301,069	(102,471)	384,922	9,819

Contract transactions:
Transfers of net premiums	71,222	50,946	1,169,619	893,117	1,102,479	799,573	3,194,660	2,763,962
Transfers of surrenders and death benefits	(1,272)	(7,811)	(54,806)	(9,597)	(42,154)	(773)	(166,372)	(9,060)
Transfers of administrative and other charges	(435)	(58)	(11,993)	(2,162)	(11,483)	(2,329)	(31,321)	(7,677)
Transfers between subaccounts, including Declared Interest Option account	20,503	52	72,512	53,385	218,878	(7,158)	(79,923)	(137,672)

Net increase (decrease) in net assets from contract transactions	90,018	43,129	1,175,332	934,743	1,267,720	789,313	2,917,044	2,609,553

Total increase (decrease) in net assets	123,879	27,258	1,737,048	735,225	1,568,789	686,842	3,301,966	2,619,372

Net assets at beginning of period	27,258	-	735,225	-	686,842	-	2,619,372	-

Net assets at end of period	$151,137	$27,258	$2,472,273	$735,225	$2,255,631	$686,842	$5,921,338	$2,619,372

(1) Period from June 9, 2008 (date operations commenced) through December 31, 2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1

	EquiTrust Variable Insurance Series Fund*
			Money Market - SC		Strategic Yield - SC		Value Growth - SC
	Managed - SC Subaccount		Subaccount		Subaccount		Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,759)	$(1,270)	$(1,848)	$(7)	$19,896	$3,127	$(1,749)	$(460)
Net realized gain (loss) on investments	(35,009)	(1,770)	-	-	(10,762)	(434)	(24,416)	(926)
Change in unrealized appreciation (depreciation) of investments	200,189	(31,176)	-	-	77,249	(14,441)	97,231	(23,271)

Net increase (decrease) in net assets from operations	160,421	(34,216)	(1,848)	(7)	86,383	(11,748)	71,066	(24,657)

Contract transactions:
Transfers of net premiums	376,386	680,044	395,326	103,580	361,398	198,876	209,842	154,850
Transfers of surrenders and death benefits	(11,956)	(2,255)	(86,493)	(2,500)	(26,902)	(1,105)	(17,069)	(1,060)
Transfers of administrative and other charges	(2,578)	(676)	(1,248)	(143)	(2,148)	(340)	(1,366)	(260)
Transfers between subaccounts, including Declared Interest Option account	(131,082)	35,880	(85,094)	-	57,870	23,686	7,006	12,141

Net increase (decrease) in net assets from contract transactions	230,770	712,993	222,491	100,937	390,218	221,117	198,413	165,671
Total increase (decrease) in net assets	391,191	678,777	220,643	100,930	476,601	209,369	269,479	141,014

Net assets at beginning of period	678,777	-	100,930	-	209,369	-	141,014	-

Net assets at end of period	$1,069,968	$678,777	$321,573	$100,930	$685,970	$209,369	$410,493	$141,014

(1) Period from June 9, 2008 (date operations commenced) through December 31, 2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1

	Fidelity® Variable Insurance Products Funds*
					High Income - SC2
	Contrafund - SC2 Subaccount		Growth - SC2 Subaccount		Subaccount		Index 500 - SC2 Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,245	$1,782	$(851)	$180	$9,231	$814	$4,857	$2,602
Net realized gain (loss) on investments	(33,079)	(1,744)	(3,632)	(63)	(284)	(8)	(6,552)	(30)
Change in unrealized appreciation (depreciation) of investments	204,790	(103,024)	41,209	(8,204)	14,152	(1,078)	71,921	(43,738)

Net increase (decrease) in net assets from operations	174,956	(102,986)	36,726	(8,087)	23,099	(272)	70,226	(41,166)

Contract transactions:
Transfers of net premiums	460,981	365,191	139,705	40,838	82,686	18,425	238,407	177,085
Transfers of surrenders and death benefits	(14,507)	(4,045)	(7,931)	-	(630)	-	(24,561)	(11,517)
Transfers of administrative and other charges	(2,890)	(618)	(719)	(76)	(588)	(33)	(1,485)	(367)
Transfers between subaccounts, including Declared Interest Option account	18,876	11,434	6,097	1,480	17,136	1,436	15,471	833

Net increase (decrease) in net assets from contract transactions	462,460	371,962	137,152	42,242	98,604	19,828	227,832	166,034

Total increase (decrease) in net assets	637,416	268,976	173,878	34,155	121,703	19,556	298,058	124,868

Net assets at beginning of period	268,976	-	34,155	-	19,556	-	124,868	-

Net assets at end of period	$906,392	$268,976	$208,033	$34,155	$141,259	$19,556	$422,926	$124,868

(1) Period from June 9, 2008 (date operations commenced) through December 31, 2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1

					Franklin Templeton Variable
	Fidelity® Variable Insurance Products Funds*				Insurance Products Trust*
			Fidelity Real Estate - SC2		Franklin Small Cap Value		Franklin U.S. Government
	Mid-Cap - SC2 Subaccount		Subaccount		Securities Subaccount		Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,875)	$(686)	$20,344	$13,094	$4,361	$(1,481)	$34,669	$(1,681)
Net realized gain (loss) on investments	(68,033)	(4,546)	(171,716)	(2,633)	(70,991)	(7,311)	11,356	362
Change in unrealized appreciation (depreciation) of investments	314,381	(100,281)	602,274	(157,029)	364,036	(101,896)	(23,734)	25,336

Net increase (decrease) in net assets from operations	243,473	(105,513)	450,902	(146,568)	297,406	(110,688)	22,291	24,017

Contract transactions:
Transfers of net premiums	568,864	460,981	663,717	574,998	797,109	617,710	765,881	468,498
Transfers of surrenders and death benefits	(22,382)	(2,064)	(28,828)	(1,155)	(35,590)	(1,477)	(121,761)	(5,231)
Transfers of administrative and other charges	(5,458)	(1,164)	(7,018)	(1,354)	(7,753)	(1,600)	(6,999)	(875)
Transfers between subaccounts, including
Declared Interest Option account	(51,373)	24,874	(20,976)	27,244	(43,931)	24,711	492,857	50,832

Net increase (decrease) in net assets from contract transactions	489,651	482,627	606,895	599,733	709,835	639,344	1,129,978	513,224

Total increase (decrease) in net assets	733,124	377,114	1,057,797	453,165	1,007,241	528,656	1,152,269	537,241

Net assets at beginning of period	377,114	-	453,165	-	528,656	-	537,241	-

Net assets at end of period	$1,110,238	$377,114	$1,510,962	$453,165	$1,535,897	$528,656	$1,689,510	$537,241

(1) Period from June 9, 2008 (date operations commenced) through December 31, 2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1
	Franklin Templeton Variable
	Insurance Products Trust*				J.P. Morgan Insurance Trust*
	Mutual Shares Securities		Templeton Global Bond		Diversified Mid-Cap Growth
	Subaccount		Securities Subaccount (1)		Subaccount		Intrepid Growth Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (2)	2009	2008 (2)	2009	2008 (2)	2009	2008 (2)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,322	$1,757	$29,110	$(550)	$(2,482)	$(923)	$(6,633)	$(1,508)
Net realized gain (loss) on investments	(10,547)	2,852	1,570	6	(13,403)	(5,248)	(64,059)	(7,333)
Change in unrealized appreciation (depreciation) of investments	41,342	(25,721)	4,648	5,481	120,038	(83,945)	511,564	(104,823)

Net increase (decrease) in net assets from operations	32,117	(21,112)	35,328	4,937	104,153	(90,116)	440,872	(113,664)

Contract transactions:
Transfers of net premiums	64,662	88,885	116,015	129,020	191,354	368,227	1,057,359	633,337
Transfers of surrenders and death benefits	(477)	-	(659)	-	(5,949)	(778)	(49,882)	(1,696)
Transfers of administrative and other charges	(516)	(143)	(878)	(240)	(1,684)	(873)	(10,911)	(1,621)
Transfers between subaccounts, including Declared Interest Option account	191	1,069	3,004	1,074	(407,682)	16,163	406,775	21,798

Net increase (decrease) in net assets from contract transactions	63,860	89,811	117,482	129,854	(223,961)	382,739	1,403,341	651,818

Total increase (decrease) in net assets	95,977	68,699	152,810	134,791	(119,808)	292,623	1,844,213	538,154

Net assets at beginning of period	68,699	-	134,791	-	292,623	-	538,154	-

Net assets at end of period	$164,676	$68,699	$287,601	$134,791	$172,815	$292,623	$2,382,367	$538,154

(1) Formally known as Templeton Global Income Securities Subaccount.
(2) Period from June 9, 2008 (date operations commenced) through December 31,2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1

					Summit Mutual Funds, Inc. -
	J.P. Morgan Insurance Trust*				Pinnacle Series*
			Small Cap Core - CL2		EAFE International Index - F		NASDAQ 100 Index
	Intrepid Mid Cap Subaccount		Subaccount (1)		Subaccount		Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (2)	2009	2008 (2)	2009	2008 (2)	2009	2008 (2)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$23	$(44)	$(93)	$(125)	$9,221	$677	$(728)	$(46)
Net realized gain (loss) on investments	(453)	(25)	(943)	296	(167,246)	(21,249)	(3,323)	(24)
Change in unrealized appreciation (depreciation) of investments	7,400	(4,494)	23,537	(10,795)	814,297	(238,157)	40,961	(6,021)

Net increase (decrease) in net assets from operations	6,970	(4,563)	22,501	(10,624)	656,272	(258,729)	36,910	(6,091)

Contract transactions:
Transfers of net premiums	16,594	19,369	49,922	45,307	1,931,344	1,432,170	87,350	27,016
Transfers of surrenders and death benefits	(118)	-	(239)	-	(80,737)	(2,664)	(2,387)	-
Transfers of administrative and other charges	(126)	(24)	(260)	(62)	(19,553)	(3,883)	(448)	(50)
Transfers between subaccounts, including Declared Interest Option account	(837)	-	3,024	-	37,031	63,546	5,788	33

Net increase (decrease) in net assets from contract transactions	15,513	19,345	52,447	45,245	1,868,085	1,489,169	90,303	26,999

Total increase (decrease) in net assets	22,483	14,782	74,948	34,621	2,524,357	1,230,440	127,213	20,908

Net assets at beginning of period	14,782	-	34,621	-	1,230,440	-	20,908	-

Net assets at end of period	$37,265	$14,782	$109,569	$34,621	$3,754,797	$1,230,440	$148,121	$20,908

(1) Formally known as Small Cap Equity — CL2 Subaccount.
(2) Period from June 9, 2008 (date operations commenced) through December 31,2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1

	Summit Mutual Funds, Inc. -
	Pinnacle Series*				T. Rowe Price Equity Series, Inc.*
	Russell 2000 Small Cap Index -		S&P MidCap 400 Index - F				New America Growth
	F Subaccount		Subaccount		Equity Income Subaccount		Subaccount
	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)	2009	2008 (1)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(470)	$(10)	$(285)	$12	$27,996	$11,302	$(230)	$(20)
Net realized gain (loss) on investments	(3,629)	740	1,426	(17)	(115,678)	(8,782)	(146)	473
Change in unrealized appreciation (depreciation) of investments	27,579	(13,470)	40,027	(2,493)	839,338	(259,112)	9,210	(2,264)

Net increase (decrease) in net assets from operations	23,480	(12,740)	41,168	(2,498)	751,656	(256,592)	8,834	(1,811)

Contract transactions:
Transfers of net premiums	83,947	54,391	160,582	10,956	1,965,843	1,680,516	36,942	13,908
Transfers of surrenders and death benefits	(5,267)	(3,214)	(11,520)	-	(91,874)	(9,944)	-	-
Transfers of administrative and other charges	(580)	(106)	(607)	(36)	(19,402)	(3,932)	(210)	(28)
Transfers between subaccounts, including Declared Interest Option account	2,484	496	9,366	23	166,349	39,245	3,576	-

Net increase (decrease) in net assets from contract transactions	80,584	51,567	157,821	10,943	2,020,916	1,705,885	40,308	13,880

Total increase (decrease) in net assets	104,064	38,827	198,989	8,445	2,772,572	1,449,293	49,142	12,069

Net assets at beginning of period	38,827	-	8,445	-	1,449,293	-	12,069	-

Net assets at end of period	$142,891	$38,827	$207,434	$8,445	$4,221,865	$1,449,293	$61,211	$12,069

(1) Period from June 9, 2008 (date operations commenced) through December 31, 2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Statements of Changes in Net Assets (continued)

	Product C - see Note 1
			T. Rowe Price
	T. Rowe Price		International
	Equity Series, Inc.*		Series, Inc.*
	Personal Strategy Balanced		International Stock
	Subaccount		Subaccount
	Period Ended December 31		Period Ended December 31
	2009	2008 (1)	2009	2008 (1)

Increase (decrease) in net assets from operations:
Net investment income (loss)	$909	$294	$4,533	$451
Net realized gain (loss) on investments	(4,236)	(111)	16	830
Change in unrealized appreciation (depreciation) of investments	22,267	(7,214)	51,869	(8,077)

Net increase (decrease) in net assets from operations	18,940	(7,031)	56,418	(6,796)

Contract transactions:
Transfers of net premiums	98,058	40,536	190,099	19,126
Transfers of surrenders and death benefits	(4,199)	(189)	(16,852)	(165)
Transfers of administrative and other charges	(596)	(109)	(680)	(74)
Transfers between subaccounts, including Declared Interest Option account	1,082	4,082	19,742	3,864

Net increase (decrease) in net assets from contract transactions	94,345	44,320	192,309	22,751

Total increase (decrease) in net assets	113,285	37,289	248,727	15,955

Net assets at beginning of period	37,289	-	15,955	-

Net assets at end of period	$150,574	$37,289	$264,682	$15,955

(1) Period from June 9, 2008 (date operations commenced) through December 31, 2008.
* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

Farm Bureau Life Annuity Account
Notes to Financial Statements
December 31, 2009
1. Organization and Significant Accounting Policies
Organization
Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company.
At the direction of eligible policy owners, the Account invests in sixty-three investment options in the following open-end registered investment companies (the Funds).

Subaccount	Product	Invests Exclusively in Shares of

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	A & B	VP Mid Cap Value Fund
Inflation Protection Bond	A & B	VP Inflation Protection Bond Fund
Ultra	A & B	VP Ultra® Fund
Value	A & B	VP Value Fund
Vista	A & B	VP VistaSM Fund

Columbia Funds Variable Insurance Trust:
International	C	International Fund – Class A
Mid Cap Value B	C	Mid Cap Value Fund – Class B
Small Cap Value B	C	Small Cap Value Fund – Class B
Small Co. Growth B	C	Small Company Growth Fund – Class B

Dreyfus Variable Investment Fund:
Appreciation	A & B	VIF Appreciation Portfolio
Developing Leaders	A & B	VIF Developing Leaders Portfolio
Dreyfus Growth & Income	A & B	VIF Growth and Income Portfolio
International Equity	A & B	VIF International Equity Portfolio

Socially Responsible Growth	A & B	Dreyfus Socially Responsible Growth Fund, Inc.

DWS Variable Series I:
Global Opportunities	C	DWS Global Opportunities VIP – Class A

DWS Variable Series II:
Global Thematic	C	DWS Global Thematic VIP – Class A

EquiTrust Variable Insurance Series Fund:
Blue Chip	A & B	Blue Chip Portfolio – Initial Class
Blue Chip – SC	C	Blue Chip Portfolio – Service Class
High Grade Bond	A & B	High Grade Bond Portfolio – Initial Class
High Grade Bond – SC	C	High Grade Bond Portfolio – Service Class
Managed	A & B	Managed Portfolio – Initial Class
Managed – SC	C	Managed Portfolio – Service Class

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Product	Invests Exclusively in Shares of

EquiTrust Variable Insurance Series Fund (continued):
Money Market	A & B	Money Market Portfolio – Initial Class
Money Market – SC	C	Money Market Portfolio – Service Class
Strategic Yield	A & B	Strategic Yield Portfolio – Initial Class
Strategic Yield – SC	C	Strategic Yield Portfolio – Service Class
Value Growth	A & B	Value Growth Portfolio – Initial Class
Value Growth – SC	C	Value Growth Portfolio – Service Class

Fidelity® Variable Insurance Products Funds:
Contrafund	A & B	VIP Contrafund® Portfolio – Initial Class
Contrafund – SC2	C	VIP Contrafund® Portfolio – Service Class 2
Growth	A & B	VIP Growth Portfolio – Initial Class
Growth – SC2	C	VIP Growth Portfolio – Service Class 2
Fidelity Growth & Income	A & B	VIP Growth & Income Portfolio – Initial Class
High Income – SC2	A, B & C	VIP High Income Portfolio – Service Class 2
Index 500	A & B	VIP Index 500 Portfolio – Initial Class
Index 500 – SC2	C	VIP Index 500 Portfolio – Service Class 2
Mid-Cap – SC2	A, B & C	VIP Mid Cap Portfolio – Service Class 2
Overseas	A & B	VIP Overseas Portfolio – Initial Class
Fidelity Real Estate – SC2	C	VIP Real Estate Portfolio – Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	A & B	Franklin Global Real Estate Securities Fund – Class 2
Franklin Small Cap Value Securities	A, B & C	Franklin Small Cap Value Securities Fund – Class 2
Franklin Small-Mid Cap Growth Securities	A & B	Franklin Small-Mid Cap Growth Securities Fund – Class 2
Franklin U.S. Government	A, B & C	Franklin U.S. Government Fund – Class 2
Mutual Shares Securities	A, B & C	Mutual Shares Securities Fund – Class 2
Templeton Global Bond Securities	C	Templeton Global Bond Securities Fund – Class 2 (1)
Templeton Growth Securities	A & B	Templeton Growth Securities Fund – Class 2

J.P. Morgan Insurance Trust:
Diversified Mid-Cap Growth	C	Diversified Mid Cap Growth Portfolio – Class 1
Intrepid Growth	C	Intrepid Growth Portfolio – Class 1
Intrepid Mid Cap	C	Intrepid Mid Cap Portfolio – Class 1
Mid-Cap Value (2)	A & B	Mid Cap Value Portfolio – Class 1 (2)
Small Cap Core (2)	A & B	Small Cap Core Portfolio – Class 1 (2)
Small Cap Core – CL2 (2)	C	Small Cap Core Portfolio – Class 2 (2)

Summit Mutual Funds, Inc. – Pinnacle Series:
EAFE International Index – F	C	EAFE International Index Portfolio – Class F
NASDAQ 100 Index	A, B & C	NASDAQ-100 Index Portfolio
Russell 2000 Small Cap Index	A & B	Russell 2000 Small Cap Index Portfolio
Russell 2000 Small Cap Index – F	C	Russell 2000 Small Cap Index Portfolio – Class F
S&P MidCap 400 Index	A & B	S&P MidCap 400 Index Portfolio
S&P MidCap 400 Index – F	C	S&P MidCap 400 Index Portfolio – Class F

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount	Product	Invests Exclusively in Shares of

T. Rowe Price Equity Series, Inc.:
Equity Income	A, B & C	Equity Income Portfolio
Mid-Cap Growth	A & B	Mid-Cap Growth Portfolio
New America Growth	A, B & C	New America Growth Portfolio
Personal Strategy Balanced	A, B & C	Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.:
International Stock	A, B & C	International Stock Portfolio

(1)	Formally Templeton Global Income Securities Fund – Class 2. Effective May 1, 2009, the fund’s name changed.
(2)	Effective April 24, 2009, J.P. Morgan Series Trust II portfolios merged with and into compatible portfolios in J.P. Morgan Insurance Trust. J.P. Morgan Mid Cap Value merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value, resulting in the J.P. Morgan Insurance Trust Mid Cap Value Portfolio. Also, J.P. Morgan Small Company merged with J.P. Morgan Insurance Trust Small Cap Equity, resulting in the J.P. Morgan Insurance Trust Small Cap Core Portfolio.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.
Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.
Investments
Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.
Effective January 1, 2008, the Account adopted guidance establishing a single authoritative definition of fair value, a framework for measuring fair value and additional disclosures about fair value measurements. The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)
At December 31, 2009, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1.
Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Contracts in Annuitization Period
Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Use of Estimates in the Preparation of Financial Statements
The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.
Amounts Due To/Due From Farm Bureau Life Insurance Company
The amounts due to or from Farm Bureau Life Insurance Company represent premiums received from contract holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.
2. Expense Charges and Related Party Transactions
Paid to the Company
The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.
Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.
Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $4 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. (For Product A contracts issued prior to May 1, 2006, the annual administrative charge was $30. Product A administrative charges on all contracts increased July 1, 2009, to the maximum $45.) A portion of this charge may be deducted from funds held in the fixed interest subaccount.
Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years for Product A and B, and eight contract years for Product C. In each contract year after the first contract year, a Product A contract owner may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. Product B may annually surrender a maximum of 10% of the accumulated value without incurring a surrender charge.

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
2. Expense Charges and Related Party Transactions (continued)
Product C contract owners may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. The amount charged for Product A, B and C is 7%, 6% and 8%, respectively, of the amount surrendered during the first contract year. For Product A, the charge declines by 1% in each of the next five years and 2% the sixth contract year. Product B and C charges decline 1% in each of the next six and eight contract years, respectively. No surrender charge is deducted if the partial surrender or surrender occurs after the surrender period has been exhausted.
Transfer Charge: Transfer charges for Product A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.
Paid to Affiliates
Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio’s average daily net assets as follows: Blue Chip Portfolio – 0.20%, High Grade Bond Portfolio – 0.30%, Managed Portfolio – 0.45%, Money Market Portfolio – 0.25%, Strategic Yield Portfolio – 0.45%, and Value Growth Portfolio – 0.45%. In addition, the 0.25% 12b-1 fee from EquiTrust Variable Insurance Series Fund, Service Class shares is paid to EquiTrust Marketing Services, LLC.
3. Federal Income Taxes
The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. Purchases and Sales of Investment Securities
The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2009:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A and B:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	$112,962	$125,216
Inflation Protection Bond	137,216	574,786
Ultra	180,035	265,135
Value	85,868	114,935
Vista	340,497	385,993

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A and B (continued):

Dreyfus Variable Investment Fund:
Appreciation	$1,023,183	$1,480,808
Developing Leaders	240,605	155,785
Dreyfus Growth & Income	130,576	131,804
International Equity	3,044,011	1,503,385

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	57,522	82,205

EquiTrust Variable Insurance Series Fund:
Blue Chip	1,967,069	2,950,805
High Grade Bond	4,546,278	5,026,439
Managed	1,507,737	3,746,360
Money Market	2,556,728	4,270,209
Strategic Yield	1,608,474	4,321,093
Value Growth	1,085,871	2,510,316

Fidelity® Variable Insurance Products Funds:
Contrafund	1,778,951	4,503,712
Growth	622,996	1,247,512
Fidelity Growth & Income	247,425	548,053
High Income - SC2	736,733	722,769
Index 500	1,342,387	1,897,319
Mid-Cap - SC2	847,705	1,901,339
Overseas	655,884	903,418

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	1,140,918	558,100
Franklin Small Cap Value Securities	2,572,512	902,428
Franklin Small-Mid Cap Growth Securities	484,952	2,536,400
Franklin U.S. Government	1,877,262	4,394,381
Mutual Shares Securities	691,105	744,034
Templeton Growth Securities	3,441,690	900,385

J.P. Morgan Insurance Trust:
Mid-Cap Value	347,809	558,976
Small Cap Core	607,759	1,180,492

Summit Mutual Funds , Inc. - Pinnacle Series:
NASDAQ 100 Index	496,084	542,247
Russell 2000 Small Cap Index	509,367	932,435
S&P MidCap 400 Index	523,399	1,105,675

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A and B (continued):

T. Rowe Price Equity Series, Inc.:
Equity Income	$2,169,139	$4,441,353
Mid-Cap Growth	222,052	1,088,704
New America Growth	4,141,246	661,749
Personal Strategy Balanced	981,234	2,330,141

T. Rowe Price International Series, Inc.:
International Stock	606,624	353,273

Product C:

Columbia Funds Variable Insurance Trust:
International	$33,711	$4,642
Mid Cap Value B	397,960	284,033
Small Cap Value B	118,643	41,526
Small Co. Growth B	826,792	35,703

DWS Variable Series I:
Global Opportunities	109,827	19,557

DWS Variable Series II:
Global Thematic	1,404,816	227,374

EquiTrust Variable Insurance Series Fund:
Blue Chip - SC	1,393,845	133,920
High Grade Bond - SC	4,168,608	1,105,558
Managed - SC	476,842	250,831
Money Market - SC	444,681	224,038
Strategic Yield - SC	526,528	116,414
Value Growth - SC	287,482	90,818

Fidelity® Variable Insurance Products Funds:
Contrafund - SC2	549,283	83,365
Growth - SC2	147,986	11,544
High Income - SC2	109,264	1,429
Index 500 - SC2	267,577	31,576
Mid-Cap - SC2	687,246	195,468
Fidelity Real Estate - SC2	853,821	226,582

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	1,011,251	259,054
Franklin U.S. Government	1,397,256	232,609
Mutual Shares Securities	85,344	20,162
Templeton Global Bond Securities	170,261	23,669

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
4. Purchases and Sales of Investment Securities (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product C (continued):

J.P. Morgan Insurance Trust:
Diversified Mid Cap Growth	$259,273	$485,716
Intrepid Growth	1,551,527	154,819
Intrepid Mid Cap	16,829	1,293
Small Cap Core - CL2	56,992	4,638

Summit Mutual Funds, Inc. - Pinnacle Series:
EAFE International Index - F	2,215,231	337,925
NASDAQ 100 Index	103,580	14,005
Russell 2000 Small Cap Index - F	92,800	11,141
S&P MidCap 400 Index - F	178,905	21,369

T. Rowe Price Equity Series, Inc.:
Equity Income	2,337,800	288,888
New America Growth	40,669	591
Personal Strategy Balanced	118,377	23,123

T. Rowe Price International Series, Inc.:
International Stock	230,586	33,744
5. Summary of Changes from Unit Transactions
Transactions in units of each subaccount were as follows for the periods ended December 31, 2009 and 2008:

	Period Ended December 31
	2009			2008

			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A and B:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	9,624	12,880	(3,256)	23,260	18,312	4,948
Inflation Protection Bond	10,593	50,297	(39,704)	123,897	53,631	70,266
Ultra	22,357	29,827	(7,470)	34,149	43,082	(8,933)
Value	7,933	13,254	(5,321)	20,880	7,414	13,466
Vista	31,678	32,864	(1,186)	52,434	57,292	(4,858)

Dreyfus Variable Investment Fund:
Appreciation	60,147	148,322	(88,175)	100,148	74,339	25,809
Developing Leaders	28,677	17,655	11,022	40,777	64,334	(23,557)
Dreyfus Growth & Income	15,482	15,208	274	18,213	30,095	(11,882)
International Equity	177,392	93,295	84,097	152,581	112,360	40,221

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Period Ended December 31
	2009			2008
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A and B (continued):

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	7,442	8,414	(972)	8,196	13,468	(5,272)

EquiTrust Variable Insurance Series Fund:
Blue Chip	68,462	141,334	(72,872)	71,024	159,485	(88,461)
High Grade Bond	173,410	240,302	(66,892)	123,507	275,138	(151,631)
Managed	23,202	161,969	(138,767)	67,443	214,266	(146,823)
Money Market	181,235	299,097	(117,862)	742,379	850,891	(108,512)
Strategic Yield	26,681	207,681	(181,000)	99,732	219,189	(119,457)
Value Growth	58,423	176,717	(118,294)	79,451	167,403	(87,952)

Fidelity® Variable Insurance Products Funds:
Contrafund	134,991	386,666	(251,675)	323,470	306,925	16,545
Growth	95,303	176,484	(81,181)	79,550	199,210	(119,660)
Fidelity Growth & Income	28,496	68,081	(39,585)	44,915	86,049	(41,134)
High Income - SC2	30,180	48,736	(18,556)	32,443	68,729	(36,286)
Index 500	104,770	242,018	(137,248)	135,682	241,607	(105,925)
Mid-Cap - SC2	46,151	112,755	(66,604)	107,567	152,511	(44,944)
Overseas	57,933	89,450	(31,517)	89,410	105,589	(16,179)

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	67,358	58,320	9,038	91,562	194,530	(102,968)
Franklin Small Cap Value Securities	153,010	58,482	94,528	65,732	76,489	(10,757)
Franklin Small-Mid Cap
Growth Securities	51,841	253,081	(201,240)	109,207	58,263	50,944
Franklin U.S. Government	108,788	327,414	(218,626)	209,957	181,485	28,472
Mutual Shares Securities	55,631	62,946	(7,315)	43,403	57,859	(14,456)
Templeton Growth Securities	310,067	76,955	233,112	56,676	87,728	(31,052)

J.P. Morgan Insurance Trust:
Mid-Cap Value	17,770	36,321	(18,551)	42,611	73,197	(30,586)
Small Cap Core	47,455	103,581	(56,126)	37,457	72,785	(35,328)

Summit Mutual Funds, Inc. - Pinnacle Series:
NASDAQ 100 Index	43,132	42,304	828	45,679	70,763	(25,084)
Russell 2000 Small Cap Index	33,016	71,917	(38,901)	70,518	83,891	(13,373)
S&P MidCap 400 Index	35,652	78,899	(43,247)	49,787	100,625	(50,838)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Period Ended December 31
	2009			2008
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A and B (continued):

T. Rowe Price Equity Series, Inc.:
Equity Income	184,785	413,259	(228,474)	331,525	215,104	116,421
Mid-Cap Growth	15,250	71,665	(56,415)	20,597	101,919	(81,322)
New America Growth	520,276	74,260	446,016	40,887	69,439	(28,552)
Personal Strategy Balanced	50,626	176,222	(125,596)	93,035	201,377	(108,342)

T. Rowe Price International Series, Inc.:
International Stock	57,992	40,620	17,372	45,575	59,517	(13,942)

Product C:

Columbia Funds Variable Insurance Trust:
International	4,759	809	3,950	4,393	944	3,449
Mid Cap Value B	63,280	44,033	19,247	58,851	3,704	55,147
Small Cap Value B	14,922	5,251	9,671	4,193	945	3,248
Small Co. Growth B	121,555	4,959	116,596	24,493	1,828	22,665

DWS Variable Series I:
Global Opportunities	16,865	3,272	13,593	5,838	945	4,893

DWS Variable Series II:
Global Thematic	216,743	37,541	179,202	140,365	8,716	131,649

EquiTrust Variable Insurance Series Fund:
Blue Chip - SC	183,788	16,905	166,883	100,267	8,535	91,732
High Grade Bond - SC	381,529	105,165	276,364	300,256	35,874	264,382
Managed - SC	57,177	28,436	28,741	87,375	4,708	82,667
Money Market - SC	44,645	22,293	22,352	10,354	261	10,093
Strategic Yield - SC	50,921	12,035	38,886	23,649	298	23,351
Value Growth - SC	37,748	12,099	25,649	19,677	377	19,300

Fidelity® Variable Insurance Products Funds:
Contrafund - SC2	75,688	11,270	64,418	45,156	2,558	42,598
Growth - SC2	23,770	1,476	22,294	5,861	5	5,856
High Income - SC2	10,785	77	10,708	2,623	1	2,622
Index 500 - SC2	33,654	3,683	29,971	18,830	1,287	17,543
Mid-Cap - SC2	95,745	27,667	68,078	63,857	3,479	60,378
Fidelity Real Estate - SC2	158,800	40,707	118,093	91,022	9,623	81,399

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
5. Summary of Changes from Unit Transactions (continued)

	Period Ended December 31
	2009			2008
			Net Increase			Net Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product C (continued):

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	144,000	38,582	105,418	88,973	6,096	82,877
Franklin U.S. Government	125,918	20,731	105,187	51,096	546	50,550
Mutual Shares Securities	11,399	2,724	8,675	9,436	12	9,424
Templeton Global Bond Securities	12,520	1,961	10,559	12,962	16	12,946

J.P. Morgan Insurance Trust:
Diversified Mid-Cap Growth	43,782	73,476	(29,694)	54,080	3,147	50,933
Intrepid Growth	216,992	21,866	195,126	89,806	6,009	83,797
Intrepid Mid Cap	2,049	146	1,903	2,174	2	2,172
Small Cap Core - CL2	7,821	470	7,351	4,931	5	4,926

Summit Mutual Funds, Inc. - Pinnacle Series:
EAFE International Index - F	328,972	51,122	277,850	210,554	14,469	196,085
NASDAQ 100 Index	13,131	1,607	11,524	3,151	3	3,148
Russell 2000 Small Cap Index - F	11,611	1,433	10,178	5,616	398	5,218
S&P MidCap 400 Index - F	24,868	2,601	22,267	1,295	3	1,292

T. Rowe Price Equity Series, Inc.:
Equity Income	322,580	39,903	282,677	224,916	14,346	210,570
New America Growth	4,503	42	4,461	1,846	2	1,844
Personal Strategy Balanced	13,061	2,660	10,401	5,096	111	4,985

T. Rowe Price International Series, Inc.:
International Stock	32,478	4,439	28,039	2,839	33	2,806
6. Unit Values
The following summarizes units outstanding, unit values, and net assets at December 31, 2009, 2008, 2007, 2006 and 2005, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B:

American Century Variable Portfolios, Inc.:
American Century Mid Cap Value:
2009	76,758	$10.66	$818,062	3.90%	1.25%	28.43%
2008	80,014	8.30	664,419	0.10	1.25	(25.29)
2007	75,066	11.11	834,239	0.99	1.25	(3.56)
2006 (5)	11,143	11.52	128,364	1.36	1.25	15.20

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

American Century Variable Portfolios, Inc. (continued):
Inflation Protection Bond:
2009	74,574	$11.73	$874,461	1.85%	1.25%	9.12%
2008	114,278	10.75	1,228,289	5.09	1.25	(2.45)
2007	44,012	11.02	485,197	4.25	1.25	8.25
2006 (5)	3,707	10.18	37,727	1.51	1.25	1.80
Ultra:
2009	195,392	9.94	1,942,679	0.28	1.25	32.71
2008	202,862	7.49	1,518,466	-	1.25	(42.16)
2007	211,795	12.95	2,743,361	-	1.25	19.46
2006	225,320	10.84	2,441,779	-	1.25	(4.41)
2005	201,598	11.34	2,286,872	-	1.25	0.89
Value:
2009	51,268	9.18	470,823	5.66	1.25	18.30
2008	56,589	7.76	438,981	2.27	1.25	(27.68)
2007	43,123	10.73	462,572	0.90	1.25	(6.29)
2006 (5)	7,029	11.45	80,485	-	1.25	14.50
Vista:
2009	280,987	12.57	3,533,137	-	1.25	20.87
2008	282,173	10.40	2,933,269	-	1.25	(49.24)
2007	287,031	20.49	5,880,836	-	1.25	38.07
2006	249,983	14.84	3,709,621	-	1.25	7.69
2005	204,305	13.78	2,815,625	-	1.25	6.82

Dreyfus Variable Investment Fund:
Appreciation:
2009	363,399	11.38	4,135,995	2.84	1.25	21.06
2008	451,574	9.40	4,245,888	1.96	1.25	(30.42)
2007	425,765	13.51	5,753,909	1.30	1.25	5.79
2006	291,950	12.77	3,728,982	1.38	1.25	15.05
2005	232,767	11.10	2,584,096	0.02	1.25	3.06
Developing Leaders:
2009	272,565	9.29	2,531,903	1.58	1.25	24.53
2008	261,543	7.46	1,951,724	0.89	1.25	(38.40)
2007	285,100	12.11	3,451,793	0.76	1.25	(12.12)
2006	304,074	13.78	4,191,636	0.38	1.25	2.45
2005	278,595	13.45	3,746,694	-	1.25	4.51
Dreyfus Growth & Income:
2009	128,048	9.70	1,242,388	1.33	1.25	27.13
2008	127,774	7.63	974,641	0.65	1.25	(41.13)
2007	139,656	12.96	1,810,298	0.76	1.25	7.11
2006	141,763	12.10	1,715,731	0.79	1.25	13.08
2005	146,426	10.70	1,566,750	1.38	1.25	2.10

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

Dreyfus Variable Investment Fund (continued):
International Equity:
2009	685,458	$17.64	$12,089,584	3.63%	1.25%	23.79%
2008	601,361	14.25	8,572,317	1.80	1.25	(42.95)
2007	561,140	24.98	14,018,652	1.35	1.25	15.65
2006	290,849	21.60	6,281,419	0.58	1.25	21.83
2005	109,580	17.73	1,942,886	0.35	1.25	13.36

Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth:
2009	60,062	9.62	577,622	0.64	1.25	31.78
2008	61,034	7.30	445,346	0.42	1.25	(35.34)
2007	66,306	11.29	748,894	0.27	1.25	6.11
2006	64,382	10.64	684,945	-	1.25	7.58
2005	59,041	9.89	583,636	-	1.25	2.17

EquiTrust Variable Insurance Series Fund:
Blue Chip:
2009	1,133,328	22.39	25,380,557	3.19	1.25	16.49
2008	1,206,200	19.22	23,187,333	2.43	1.25	(31.19)
2007	1,294,661	27.93	36,164,601	1.87	1.25	5.16
2006	1,291,338	26.56	34,299,664	1.98	1.25	15.98
2005	1,436,670	22.90	32,899,758	2.02	1.25	1.01
High Grade Bond:
2009	1,081,279	21.05	22,765,550	4.74	1.25	10.50
2008	1,148,171	19.05	21,871,458	4.99	1.25	(2.81)
2007	1,299,802	19.60	25,471,335	5.29	1.25	4.20
2006	1,162,034	18.81	21,858,184	5.07	1.25	3.47
2005	1,066,678	18.18	19,387,280	4.62	1.25	1.39
Managed:
2009	1,387,416	23.82	33,050,740	3.32	1.25	16.94
2008	1,526,183	20.37	31,084,456	3.89	1.25	(20.92)
2007	1,673,006	25.76	43,094,595	2.72	1.25	4.55
2006	1,686,235	24.64	41,542,108	2.20	1.25	10.64
2005	1,636,807	22.27	36,452,873	1.61	1.25	3.25
Money Market:
2009	303,925	13.97	4,246,237	0.12	1.25	(1.13)
2008	421,787	14.13	5,959,718	1.93	1.25	0.64
2007	530,299	14.04	7,444,703	4.56	1.25	3.46
2006	284,490	13.57	3,861,882	4.35	1.25	3.12
2005	198,897	13.16	2,617,592	2.47	1.25	1.23

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

EquiTrust Variable Insurance Series Fund (continued):
Strategic Yield:
2009	743,342	$22.75	$16,910,061	6.42%	1.25%	22.91%
2008	924,342	18.51	17,106,495	6.26	1.25	(12.15)
2007	1,043,799	21.07	21,997,717	6.24	1.25	2.23
2006	969,782	20.61	19,982,830	6.03	1.25	5.53
2005	946,302	19.53	18,485,944	5.69	1.25	1.98
Value Growth:
2009	1,038,175	15.79	16,396,569	2.11	1.25	25.02
2008	1,156,469	12.63	14,611,933	2.55	1.25	(31.21)
2007	1,244,421	18.36	22,845,877	1.68	1.25	3.96
2006	1,198,046	17.66	21,156,515	1.34	1.25	10.72
2005	1,196,830	15.95	19,092,114	1.15	1.25	5.07

Fidelity® Variable Insurance Products Funds:
Contrafund:
2009	2,154,343	13.40	28,864,905	1.39	1.25	34.00
2008	2,406,018	10.00	24,049,798	0.99	1.25	(43.21)
2007	2,389,473	17.61	42,072,710	1.04	1.25	16.16
2006	2,002,618	15.16	30,360,014	1.33	1.25	10.33
2005	1,519,978	13.74	20,881,478	0.26	1.25	15.56
Growth:
2009	1,331,537	7.58	10,089,164	0.45	1.25	26.76
2008	1,412,718	5.98	8,447,814	0.80	1.25	(47.82)
2007	1,532,378	11.46	17,564,289	0.85	1.25	25.38
2006	1,751,826	9.14	16,011,793	0.39	1.25	5.54
2005	1,912,086	8.66	16,559,170	0.50	1.25	4.46
Fidelity Growth & Income:
2009	485,584	8.78	4,264,373	1.09	1.25	25.61
2008	525,169	6.99	3,670,859	1.20	1.25	(42.42)
2007	566,303	12.14	6,875,533	1.84	1.25	10.77
2006	593,053	10.96	6,502,055	0.92	1.25	11.72
2005	670,368	9.81	6,574,408	1.50	1.25	6.40
High Income - SC2:
2009	253,097	16.63	4,208,506	8.10	1.25	41.77
2008	271,653	11.73	3,187,345	8.18	1.25	(26.09)
2007	307,939	15.87	4,887,660	8.68	1.25	1.28
2006	265,008	15.67	4,153,520	8.28	1.25	9.66
2005	226,889	14.29	3,242,717	14.85	1.25	1.06

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

Fidelity® Variable Insurance Products Funds (continued):
Index 500:
2009	1,591,459	$8.74	$13,905,543	2.57%	1.25%	25.04%
2008	1,728,707	6.99	12,079,292	2.16	1.25	(37.76)
2007	1,834,632	11.23	20,603,952	3.59	1.25	4.17
2006	1,822,013	10.78	19,650,100	1.68	1.25	14.32
2005	1,865,527	9.43	17,600,165	1.68	1.25	3.51
Mid-Cap - SC2:
2009	677,644	19.23	13,027,931	0.46	1.25	38.05
2008	744,248	13.93	10,365,432	0.24	1.25	(40.34)
2007	789,192	23.35	18,428,499	0.50	1.25	13.90
2006	704,699	20.50	14,445,170	0.15	1.25	11.05
2005	509,580	18.46	9,407,576	-	1.25	16.54
Overseas:
2009	604,056	11.24	6,791,047	2.19	1.25	24.89
2008	635,573	9.00	5,717,459	2.61	1.25	(44.48)
2007	651,752	16.21	10,565,058	3.44	1.25	15.87
2006	586,756	13.99	8,208,442	0.78	1.25	16.68
2005	497,329	11.99	5,964,666	0.62	1.25	17.55

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate:
2009	490,684	11.15	5,472,173	12.63	1.25	17.62
2008	481,646	9.48	4,566,641	1.04	1.25	(43.13)
2007	584,614	16.67	9,742,919	2.38	1.25	(21.85)
2006	666,119	21.33	14,205,280	2.06	1.25	19.16
2005	499,738	17.90	8,946,658	1.35	1.25	12.09
Franklin Small Cap Value Securities:
2009	542,688	16.53	8,971,805	1.78	1.25	27.55
2008	448,160	12.96	5,808,357	1.18	1.25	(33.84)
2007	458,917	19.59	8,990,262	0.65	1.25	(3.59)
2006	351,873	20.32	7,150,089	0.59	1.25	15.59
2005	196,370	17.58	3,453,093	0.74	1.25	7.39
Franklin Small-Mid Cap Growth Securities:
2009	339,250	11.95	4,053,374	-	1.25	41.76
2008	540,490	8.43	4,553,647	-	1.25	(43.19)
2007	489,546	14.84	7,262,604	-	1.25	9.93
2006	323,785	13.50	4,372,068	-	1.25	7.31
2005	178,905	12.58	2,250,038	-	1.25	3.54

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

Franklin Templeton Variable Insurance Products Trust (continued):
Franklin U.S. Government:
2009	879,223	$13.10	$11,515,872	3.64%	1.25%	1.87%
2008	1,097,849	12.86	14,121,778	5.10	1.25	6.19
2007	1,069,377	12.11	12,945,084	4.55	1.25	5.30
2006	625,038	11.50	7,186,239	4.13	1.25	2.77
2005	378,068	11.19	4,230,893	4.19	1.25	1.18
Mutual Shares Securities:
2009	289,771	12.65	3,666,700	1.93	1.25	24.51
2008	297,086	10.16	3,019,500	2.99	1.25	(37.90)
2007	311,542	16.36	5,098,376	1.43	1.25	2.19
2006	284,057	16.01	4,548,646	1.34	1.25	16.95
2005	204,657	13.69	2,802,575	0.83	1.25	9.17
Templeton Growth Securities:
2009	595,793	12.56	7,482,270	3.75	1.25	29.48
2008	362,681	9.70	3,517,383	1.82	1.25	(43.04)
2007	393,733	17.03	6,704,478	1.33	1.25	1.07
2006	353,757	16.85	5,959,351	1.34	1.25	20.36
2005	295,212	14.00	4,133,065	1.06	1.25	7.53

J.P. Morgan Insurance Trust (8):
Mid-Cap Value (8):
2009	276,109	17.07	4,714,208	2.31	1.25	25.05
2008	294,660	13.65	4,020,967	1.10	1.25	(34.03)
2007	325,246	20.69	6,728,280	0.88	1.25	1.17
2006	322,932	20.45	6,602,348	0.59	1.25	15.47
2005	291,410	17.71	5,162,258	0.17	1.25	7.86
Small Cap Core (8):
2009	255,763	13.18	3,370,696	0.82	1.25	21.03
2008	311,889	10.89	3,395,286	0.19	1.25	(32.82)
2007	347,217	16.21	5,626,833	0.01	1.25	(6.84)
2006	282,610	17.40	4,916,277	-	1.25	13.65
2005	160,211	15.31	2,453,274	-	1.25	2.13

Summit Mutual Funds, Inc. - Pinnacle Series:
NASDAQ 100 Index:
2009	383,213	14.42	5,527,597	0.09	1.25	51.63
2008	382,385	9.51	3,637,459	0.05	1.25	(42.64)
2007	407,469	16.58	6,755,420	1.19	1.25	17.01
2006	428,481	14.17	6,069,436	0.13	1.25	5.43
2005	420,790	13.44	5,657,414	0.54	1.25	-

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

Summit Mutual Funds, Inc. - Pinnacle Series (continued):
Russell 2000 Small Cap Index:
2009	468,142	$15.02	$7,032,680	0.61%	1.25%	24.65%
2008	507,043	12.05	6,111,110	1.98	1.25	(34.79)
2007	520,416	18.48	9,616,778	0.60	1.25	(3.40)
2006	478,548	19.13	9,155,664	0.59	1.25	16.15
2005	423,314	16.47	6,971,643	0.42	1.25	2.74
S&P MidCap 400 Index:
2009	473,280	16.33	7,730,110	0.91	1.25	34.62
2008	516,527	12.13	6,263,022	2.11	1.25	(37.38)
2007	567,365	19.37	10,992,493	0.88	1.25	6.02
2006	579,535	18.27	10,587,264	0.79	1.25	8.36
2005	503,542	16.86	8,487,796	0.47	1.25	10.63

T. Rowe Price Equity Series, Inc.:
Equity Income:
2009	1,752,222	12.27	21,508,247	1.99	1.25	24.06
2008	1,980,696	9.89	19,598,720	2.39	1.25	(36.93)
2007	1,864,275	15.68	29,235,821	1.79	1.25	1.95
2006	1,314,360	15.38	20,211,065	1.67	1.25	17.49
2005	906,438	13.09	11,860,849	1.67	1.25	2.67
Mid-Cap Growth:
2009	447,857	17.91	8,022,311	-	1.25	43.86
2008	504,272	12.45	6,278,776	-	1.25	(40.52)
2007	585,594	20.93	12,255,760	0.21	1.25	16.08
2006	657,831	18.03	11,861,512	-	1.25	5.32
2005	717,847	17.12	12,288,435	-	1.25	13.38
New America Growth:
2009	960,256	9.42	9,045,272	-	1.25	47.88
2008	514,240	6.37	3,274,423	-	1.25	(38.98)
2007	542,792	10.44	5,667,018	-	1.25	12.38
2006	576,826	9.29	5,359,237	0.05	1.25	6.05
2005	589,611	8.76	5,167,158	-	1.25	3.18
Personal Strategy Balanced:
2009	1,131,924	14.32	16,208,199	2.16	1.25	30.54
2008	1,257,520	10.97	13,798,071	2.44	1.25	(30.79)
2007	1,365,862	15.85	21,642,669	2.20	1.25	6.30
2006	1,353,889	14.91	20,185,195	2.11	1.25	10.53
2005	1,264,866	13.49	17,068,521	1.81	1.25	5.06

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Products A and B (continued):

T. Rowe Price International Series, Inc.:
International Stock:
2009	344,519	$10.57	$3,640,162	2.94%	1.25%	50.57%
2008	327,147	7.02	2,296,323	1.95	1.25	(49.35)
2007	341,089	13.86	4,726,393	1.47	1.25	11.68
2006	326,526	12.41	4,052,741	1.22	1.25	17.63
2005	294,603	10.55	3,108,085	1.74	1.25	14.67

Product C:

Columbia Funds Variable Insurance Trust:
International:
2009	7,399	$7.77	$57,483	0.38%	1.00%	29.07%
2008 (6)	3,449	6.02	20,766	3.33	1.00	(39.80)
Mid Cap Value B:
2009	74,394	7.85	584,174	1.23	1.00	30.40
2008 (6)	55,147	6.02	332,151	0.51	1.00	(39.80)
Small Cap Value B:
2009	12,919	9.59	123,854	1.01	1.00	23.74
2008 (6)	3,248	7.75	25,163	0.21	1.00	(22.50)
Small Co. Growth B:
2009	139,261	7.71	1,073,166	-	1.00	24.15
2008 (6)	22,665	6.21	140,824	-	1.00	(37.90)

DWS Variable Series I:
Global Opportunities:
2009	18,486	8.18	151,137	1.31	1.00	46.86
2008 (6)	4,893	5.57	27,258	-	1.00	(44.30)

DWS Variable Series II:
Global Thematic:
2009	310,851	7.95	2,472,273	1.14	1.00	42.47
2008 (6)	131,649	5.58	735,225	-	1.00	(44.20)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product C (continued):

EquiTrust Variable Insurance Series Fund:
Blue Chip - SC:
2009	258,615	$8.72	$2,255,631	0.40%	1.00%	16.42%
2008 (6)	91,732	7.49	686,842	-	1.00	(25.10)
High Grade Bond - SC:
2009	540,746	10.95	5,921,338	4.43	1.00	10.49
2008 (6)	264,382	9.91	2,619,372	2.72	1.00	(0.90)
Managed - SC:
2009	111,408	9.60	1,069,968	0.43	1.00	16.93
2008 (6)	82,667	8.21	678,777	-	1.00	(17.90)
Money Market - SC:
2009	32,445	9.91	321,573	0.10	1.00	(0.90)
2008 (6)	10,093	10.00	100,930	0.55	1.00	-
Strategic Yield - SC:
2009	62,237	11.02	685,970	6.02	1.00	22.85
2008 (6)	23,351	8.97	209,369	3.74	1.00	(10.30)
Value Growth - SC:
2009	44,949	9.13	410,493	0.29	1.00	24.90
2008 (6)	19,300	7.31	141,014	-	1.00	(26.90)

Fidelity® Variable Insurance Products Funds:
Contrafund - SC2:
2009	107,016	8.47	906,392	1.62	1.00	34.23
2008 (6)	42,598	6.31	268,976	1.41	1.00	(36.90)
Growth - SC2:
2009	28,150	7.39	208,033	0.28	1.00	26.76
2008 (6)	5,856	5.83	34,155	1.82	1.00	(41.70)
High Income - SC2:
2009	13,330	10.60	141,259	13.60	1.00	42.09
2008 (6)	2,622	7.46	19,556	23.90	1.00	(25.40)
Index 500 - SC2:
2009	47,514	8.90	422,926	2.93	1.00	25.00
2008 (6)	17,543	7.12	124,868	3.26	1.00	(28.80)
Mid-Cap - SC2:
2009	128,456	8.64	1,110,238	0.58	1.00	38.24
2008 (6)	60,378	6.25	377,114	0.24	1.00	(37.50)
Fidelity Real Estate - SC2:
2009	199,492	7.57	1,510,962	3.37	1.00	35.91
2008 (6)	81,399	5.57	453,165	5.75	1.00	(44.30)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product C (continued):

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities:
2009	188,295	$8.16	$1,535,897	1.45%	1.00%	27.90%
2008 (6)	82,877	6.38	528,656	-	1.00	(36.20)
Franklin U.S. Government:
2009	155,737	10.85	1,689,510	4.15	1.00	2.07
2008 (6)	50,550	10.63	537,241	-	1.00	6.30
Mutual Shares Securities:
2009	18,099	9.10	164,676	2.12	1.00	24.83
2008 (6)	9,424	7.29	68,699	3.62	1.00	(27.10)
Templeton Global Bond Securities (7):
2009	23,505	12.24	287,601	14.94	1.00	17.58
2008 (6)	12,946	10.41	134,791	-	1.00	4.10

J.P. Morgan Insurance Trust:
Diversified Mid-Cap Growth:
2009	21,239	8.14	172,815	-	1.00	41.57
2008 (6)	50,933	5.75	292,623	-	1.00	(42.50)
Intrepid Growth:
2009	278,923	8.54	2,382,367	0.48	1.00	33.02
2008 (6)	83,797	6.42	538,154	-	1.00	(35.80)
Intrepid Mid Cap:
2009	4,075	9.14	37,265	1.09	1.00	34.21
2008 (6)	2,172	6.81	14,782	-	1.00	(31.90)
Small Cap Core - CL2 (8):
2009	12,277	8.93	109,569	0.86	1.00	27.03
2008 (6)	4,926	7.03	34,621	0.04	1.00	(29.70)

Summit Mutual Funds, Inc. - Pinnacle Series:
EAFE International Index - F:
2009	473,935	7.92	3,754,797	1.40	1.00	26.11
2008 (6)	196,085	6.28	1,230,440	0.66	1.00	(37.20)
NASDAQ 100 Index:
2009	14,672	10.10	148,121	0.13	1.00	52.11
2008 (6)	3,148	6.64	20,908	0.13	1.00	(33.60)
Russell 2000 Small Cap Index - F:
2009	15,396	9.28	142,891	0.44	1.00	24.73
2008 (6)	5,218	7.44	38,827	0.53	1.00	(25.60)
S&P MidCap 400 Index - F:
2009	23,559	8.80	207,434	0.74	1.00	34.76
2008 (6)	1,292	6.53	8,445	0.75	1.00	(34.70)

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (4)	Net Assets	Ratio (1)	Ratio (2)	Return (3)

Product C (continued):

T. Rowe Price Equity Series, Inc.:
Equity Income:
2009	493,247	$8.56	$4,221,865	2.08%	1.00%	24.42%
2008 (6)	210,570	6.88	1,449,293	2.12	1.00	(31.20)
New America Growth:
2009	6,305	9.71	61,211	-	1.00	48.24
2008 (6)	1,844	6.55	12,069	-	1.00	(34.50)
Personal Strategy Balanced:
2009	15,386	9.79	150,574	2.27	1.00	30.88
2008 (6)	4,985	7.48	37,289	1.89	1.00	(25.20)

T. Rowe Price International Series, Inc.:
International Stock:
2009	30,845	8.58	264,682	4.59	1.00	50.79
2008 (6)	2,806	5.69	15,955	5.04	1.00	(43.10)
(1)
These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)
There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(5)	Subaccount commenced operations on May 1, 2006.

(6)	Subaccount commenced operations on June 9, 2008.

Farm Bureau Life Annuity Account
Notes to Financial Statements (continued)
6. Unit Values (continued)
(7)	Formally Templeton Global Income Securities Fund – Class 2. Effective May 1, 2009, the fund’s name changed.

(8)
Effective April 24, 2009, J.P. Morgan Series Trust II portfolios merged with and into compatible portfolios in J.P. Morgan Insurance Trust. J.P. Morgan Mid Cap Value merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value, resulting in the J.P. Morgan Insurance Trust Mid Cap Value Portfolio. Also, J.P. Morgan Small Company merged with J.P. Morgan Insurance Trust Small Cap Equity, resulting in the J.P. Morgan Insurance Trust Small Cap Core Portfolio.

7. Subsequent Events
Effective May 2009, the Account adopted guidance establishing principals and requirements for potential recognition and disclosure of events or transactions that occur after the Statements of Assets and Liabilities date. The Account is not aware of any transactions or events, which occurred after the Statements of Assets and Liabilities date and before the financial statements were issued, which would require recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ON CONSOLIDATED FINANCIAL STATEMENTS
The Board of Directors and Stockholder
Farm Bureau Life Insurance Company
We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2009 and 2008, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, effective January 1, 2009, the Company changed its method of accounting for other-than-temporary impairments, and on April 1, 2007, the Company changed its method of accounting for the treatment of cash flow hedges on certain fixed annuity contracts.
/s/ Ernst & Young LLP
Des Moines, Iowa
April 22, 2010

1

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(Dollars in thousands, except per share data)

	December 31,
	2009	2008
Assets
Investments:
Fixed maturities – available for sale, at market (amortized cost: 2009 – $4,246,962; 2008 – $3,947,827)	$4,112,712	$3,389,127
Equity securities – available for sale, at market (cost: 2009 – $43,021; 2008 – $43,137)	41,719	38,640
Mortgage loans on real estate	559,945	552,289
Derivative instruments	538	46
Real estate	9,282	2,559
Policy loans	167,603	164,001
Other long-term investments	1,882	1,527
Short-term investments	93,789	122,892

Total investments	4,987,470	4,271,081

Cash and cash equivalents	8,646	3,573
Securities and indebtedness of related parties	33,718	18,921
Accrued investment income	56,053	52,703
Amounts receivable from affiliates	–	1,556
Reinsurance recoverable	94,177	95,939
Deferred policy acquisition costs	489,318	605,905
Deferred sales inducements	9,543	9,111
Value of insurance in force acquired	38,781	63,121
Property and equipment, less allowances for depreciation of $13,336 in 2009 and $15,307 in 2008	4,176	7,314
Deferred income tax benefit	–	70,685
Goodwill	9,939	9,939
Collateral held for securities lending and other transactions	–	30,568
Other assets	16,303	30,898
Assets held in separate accounts	630,094	516,251

Total assets	$6,378,218	$5,787,565

2

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS (Continued)
(Dollars in thousands, except per share data)

	December 31,
	2009	2008

Liabilities and stockholder’s equity
Liabilities:
Policy liabilities and accruals:
Future policy benefits:
Interest sensitive and index products	$3,003,971	$2,814,780
Traditional life insurance and accident and health products	1,318,672	1,279,151
Unearned revenue reserve	26,669	32,281
Other policy claims and benefits	19,092	21,993

	4,368,404	4,148,205
Other policyholders’ funds:
Supplementary contracts without life contingencies	353,421	370,857
Advance premiums and other deposits	169,102	158,037
Accrued dividends	9,655	9,788

	532,178	538,682

Amounts payable to affiliates	953	–
Current income taxes	6,984	208
Deferred income taxes	43,489	–
Collateral payable for securities lending and other transactions	–	31,390
Other liabilities	56,068	51,714
Liabilities related to separate accounts	630,094	516,251

Total liabilities	5,638,170	5,286,450

Stockholder’s equity:
Farm Bureau Life Insurance Company stockholder’s equity:
Preferred stock, 7 1/2% cumulative, par value $50.00 per share – authorized 6,000 shares	–	–
Common stock, par value $50.00 per share – authorized 994,000 shares, issued and outstanding 50,000 shares	2,500	2,500
Additional paid-in capital	171,195	171,195
Accumulated other comprehensive loss	(70,942)	(253,538)
Retained earnings	637,256	580,922

Total Farm Bureau Life Insurance Company stockholder’s equity	740,009	501,079
Noncontrolling interest	39	36

Total stockholder’s equity	740,048	501,115

Total liabilities and stockholder’s equity	$6,378,218	$5,787,565

See accompanying notes

3

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in thousands)

	Year ended December 31,
	2009	2008	2007

Revenues:
Interest sensitive and index product charges	$85,517	$84,187	$81,512
Traditional life insurance premiums	153,282	145,792	140,917
Net investment income	303,754	293,132	292,669
Derivative loss	(1,220)	(6,510)	(1,973)

Net realized capital gains on sales of investments	8,104	4,058	9,951

Total other-than-temporary impairment losses	(61,068)	(72,055)	(1,698)
Non-credit portion in other comprehensive loss	22,660	–	–

Net impairment loss recognized in earnings	(38,408)	(72,055)	(1,698)

Other income	2,592	3,142	2,808

Total revenues	513,621	451,746	524,186

Benefits and expenses:
Interest sensitive and index product benefits	161,183	172,964	166,431
Traditional life insurance benefits	90,665	91,506	86,126
Increase in traditional life future policy benefits	36,751	45,192	39,225
Distributions to participating policyholders	18,814	19,221	20,517
Underwriting, acquisition and insurance expenses	111,489	108,720	110,575
Interest expense	24	27	82
Other expenses	323	261	539

Total benefits and expenses	419,249	437,891	423,495

	94,372	13,855	100,691
Income taxes	(30,414)	(2,598)	(32,551)
Equity income (loss), net of related income taxes	750	(4)	1,535

Net income	64,708	11,253	69,675
Net loss attributable to noncontrolling interest	3	1	3

Net income attributable to Farm Bureau Life Insurance Company	$64,711	$11,254	$69,678

See accompanying notes.

4

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(Dollars in thousands)

	Farm Bureau Life Insurance Company Stockholder’s Equity
			Accumulated
		Additional	Other		Non-	Total
	Common	Paid-In	Comprehensive	Retained	controlling	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Interest	Equity
Balance at January 1, 2007	$2,500	$171,165	$31,146	$530,407	$35	$735,253
Comprehensive income:
Net income for 2007	–	–	–	69,678	(3)	69,675
Change in net unrealized investment gains/losses	–	–	(42,910)	–	–	(42,910)
Change in underfunded status of other postretirement benefit plans	–	–	(20)	–	–	(20)

Total comprehensive income (a)	–	–	–	–	–	26,745
Adjustment resulting from capital transactions of equity investee	–	73	–	–	–	73
Dividend paid to parent	–	–	–	(10,000)	–	(10,000)
Receipts related to noncontrolling interest	–	–	–	–	6	6

Balance at December 31, 2007	2,500	171,238	(11,784)	590,085	38	752,077
Change in measurement date of benefit plans	–	–	–	(417)	–	(417)
Comprehensive loss:
Net income for 2008	–	–	–	11,254	(1)	11,253
Change in net unrealized investment gains/losses	–	–	(241,773)	–	–	(241,773)
Change in underfunded status of other postretirement benefit plans	–	–	19	–	–	19

Total comprehensive loss (a)						(230,501)
Adjustment resulting from capital transactions of equity investee	–	(43)	–	–	–	(43)
Dividends to parent	–	–	–	(20,000)	–	(20,000)
Receipts related to noncontrolling interest	–	–	–	–	(1)	(1)

Balance at December 31, 2008	2,500	171,195	(253,538)	580,922	36	501,115
Reclassification of non-credit impairment losses from prior periods	–	–	(6,623)	6,623	–	–
Comprehensive income:
Net income for 2009	–	–	–	64,711	(3)	64,708
Change in net unrealized investment gains/losses	–	–	203,512	–	–	203,512
Non-credit impairment losses	–	–	(14,303)	–	–	(14,303)
Change in underfunded status of other postretirement benefit plans	–	–	10	–	–	10

Total comprehensive income (a)						253,927
Dividends to parent	–	–	–	(15,000)	–	(15,000)
Receipts related to noncontrolling interest	–	–	–	–	6	6

Balance at December 31, 2009	$2,500	$171,195	$(70,942)	$637,256	$39	$740,048

(a) Comprehensive income (loss) attributable to Farm Bureau Life Insurance Company was $253,930 for 2009, ($230,500) for 2008 and $26,748 for 2007.
See accompanying notes.

5

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Dollars in thousands)

	Year ended December 31,
	2009	2008	2007

Operating activities
Net income	$64,708	$11,253	$69,675
Adjustments to reconcile net income to net cash provided by operating activities:
Adjustments related to interest sensitive and index products:
Interest credited/index credits to account balances, excluding deferred sales inducements	120,709	131,446	134,495
Change in fair value of embedded derivatives	(16)	775	(165)
Charges for mortality and administration	(80,639)	(77,214)	(73,422)
Deferral of unearned revenues	2,097	1,434	1,175
Amortization of unearned revenue reserve	(2,268)	(2,103)	(2,271)
Provision for depreciation and amortization of property and equipment	1,273	1,342	771
Provision for accretion and amortization of investments.	(280)	(2,685)	(6,680)
Realized losses (gains) on investments	30,304	67,997	(8,253)
Change in fair value of derivatives	(3,612)	4,000	79
Increase in traditional life and accident and health benefit accruals	39,521	46,375	40,853
Policy acquisition costs deferred	(54,532)	(54,941)	(54,046)
Amortization of deferred policy acquisition costs	39,341	33,742	34,188
Amortization of deferred sales inducements	372	235	310
Amortization of value of insurance in force	2,634	2,705	5,069
Change in accrued investment income	(3,350)	(3,533)	(233)
Change in amounts receivable from/payable to affiliates	2,509	(5,101)	(3,379)
Change in reinsurance recoverable	1,762	(2,567)	216
Change in current income taxes	6,776	2,784	(5,124)
Provision for deferred income taxes	12,286	(14,322)	4,094
Other	(7,709)	(6,497)	13,872

Net cash provided by operating activities	171,886	135,125	151,224

Investing activities
Sale, maturity or repayment of investments:
Fixed maturities – available for sale	542,833	385,303	387,213
Equity securities – available for sale	88	15,473	19,980
Mortgage loans on real estate	48,809	33,609	37,032
Derivative instruments	3,541	73	465
Real estate	–	–	9,741
Policy loans	36,935	33,941	34,963
Short-term investments – net	29,103	–	–

	661,309	468,399	489,394

6

FARM BUREAU LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
(Dollars in thousands)

	Year ended December 31,
	2009	2008	2007

Investing activities (continued)
Acquisition of investments:
Fixed maturities – available for sale	$(838,574)	$(506,332)	$(480,068)
Equity securities – available for sale	(4)	(9,155)	(143)
Mortgage loans on real estate	(63,813)	(69,822)	(24,220)
Derivative instruments	(311)	(3,023)	(5,866)
Real estate	–	–	(536)
Policy loans	(40,537)	(37,660)	(35,875)
Short-term investments – net	–	(94,232)	(13,850)

	(943,239)	(720,224)	(560,558)
Proceeds from disposal, repayments of advances and other distributions of capital from equity investees	26	23,420	2,127
Investments in and advances to equity investees	(12,200)	–	(1,850)
Purchases of property and equipment	(1,040)	(877)	(2,140)
Disposal of property and equipment	2,905	1,820	1,350

Net cash used in investing activities	(292,239)	(227,462)	(71,677)

Financing activities
Receipts from interest sensitive and index products credited to policyholder account balances	566,553	581,602	419,655
Return of policyholder account balances on interest sensitive and index products	(426,133)	(466,165)	(495,254)
Receipts related to noncontrolling interests – net	6	(1)	6
Dividends paid to parent	(15,000)	(20,000)	(10,000)

Net cash provided by (used in) financing activities	125,426	95,436	(85,593)

Increase (decrease) in cash and cash equivalents	5,073	3,099	(6,046)
Cash and cash equivalents at beginning of year	3,573	474	6,520

Cash and cash equivalents at end of year	$8,646	$3,573	$474

Supplemental disclosures of cash flow information
Cash paid for income taxes during the year	$11,755	$14,134	$34,408
Non-cash operating activity:
Deferral of sales inducements	1,449	2,215	1,771
Non-cash investing activity:
Foreclosure of mortgage loans to real estate	6,817	–	–
Fixed maturities transferred to equity securites	–	24,218	–
Exchange of fixed maturities for partnership investment in securities and indebtedness of related parties	1,760	–	–
See accompanying notes.

7

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1) Significant Accounting Policies
Nature of Business
Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force.
Consolidation
Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated. We have evaluated our consolidated financial statements for subsequent events through April 22, 2010, the date of this report.
Accounting Changes
Effective July 1, 2009, we adopted the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Codification). This guidance establishes two levels of U.S. generally accepted accounting principles (GAAP) – authoritative and nonauthoritative. The FASB Codification is now the source of authoritative, nongovernmental GAAP, except for rules and interpretive releases of the Securities and Exchange Commission (SEC), which are sources of authoritative GAAP for SEC registrants. All other nongrandfathered, non-SEC accounting literature not included in the Codification is now nonauthoritative. As the Codification did not change or alter existing GAAP, it did not have any impact on our consolidated financial statements.
In June 2009, the FASB issued guidance which removes the concept of and exceptions for a qualifying special-purpose entity from GAAP. The objective of this guidance is to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. This guidance is effective for financial statements for periods that begin after November 15, 2009. The adoption of this guidance is not expected to have a significant impact on our consolidated financial statements.
In June 2009, the FASB issued guidance which seeks to improve financial reporting by enterprises involved with variable interest entities. This guidance addresses (1) the effects on certain provisions of GAAP as a result of the elimination of the qualifying special-purpose entity concept, and (2) constituent concerns about the accounting and disclosures that do not always provide timely and useful information about an enterprise’s involvement in a variable interest entity. This guidance is effective for financial statements for periods that begin after November 15, 2009. The adoption of this guidance is not expected to have a significant impact on our consolidated financial statements.
Effective June 30, 2009, we adopted guidance that establishes general standards of accounting for and disclosing of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Specifically, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The adoption of this guidance did not have any impact on our consolidated financial statements.
Effective June 30, 2009, we adopted guidance that expands annual disclosures about the fair value of financial instruments to interim financial statements. This guidance did not have any impact on our consolidated financial

8

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
statements but did increase our disclosures about fair value measurements.
Effective January 1, 2009, we adopted guidance that specifies criteria for determining whether impairments in debt securities are other than temporary and requires that the non-credit portion of an impairment be recorded in accumulated other comprehensive loss rather than the statements of operations. The guidance also requires additional disclosures relating to other-than-temporary impairments and unrealized losses on investments in interim and annual financial statements. The impact of adoption increased net income by $14.3 million for the year ended December 31, 2009. In addition, the adoption resulted in a reclassification from retained earnings to accumulated other comprehensive loss of $6.6 million for the non-credit portion of other-than-temporary impairments on securities held on January 1, 2009.
Effective January 1, 2009, we adopted guidance that provides additional instruction for determining whether a market for a financial asset is not active and a transaction is distressed for fair value measurement purposes as defined in GAAP. The adoption of this guidance did not have a significant impact on our consolidated financial statements but did increase our disclosures about fair value measurements.
Effective January 1, 2009, we adopted guidance that establishes accounting and reporting standards for the noncontrolling interest in a subsidiary, which requires that the noncontrolling interest be reported in equity, and the related net income (loss) and comprehensive income (loss) be included in the respective lines of the consolidated financial statements. The impact of this adoption on our consolidated financial statements was not significant and resulted in a reclassification of the noncontrolling interest amounts for the current and prior periods.
Effective January 1, 2009, we adopted guidance which requires entities that use derivative instruments to provide qualitative disclosures about their objectives and strategies for using such instruments, as well as any details of credit risk related contingent features contained within derivatives. This guidance also requires entities to disclose additional information about the amounts and location of derivatives located within the financial statements, how the provisions of GAAP have been applied, and the impact that hedges have on an entity’s financial position, financial performance and cash flows. The adoption of this guidance did not have any impact on our consolidated financial statements. See Note 3 for disclosures about our derivative instruments and hedging activities.
Effective January 1, 2009, we adopted guidance that establishes accounting and reporting standards for valuing equity method investees and their equity transactions. As a result of this adoption, equity adjustments resulting from capital transactions of equity investees are reported as realized gains or losses in the consolidated statements of operations rather than the consolidated statements of changes in stockholder’s equity. Application of this guidance did not have a material impact to our financial statements.
Effective April 1, 2007, we adopted guidance that clarified the accounting for a cash flow hedge of a variable-rate asset or liability, specifically addressing when an entity is permitted to hedge benchmark interest rate risk. The new standard indicated that the risk being hedged in a cash flow hedge of a variable-rate financial asset or liability cannot be designated as interest rate risk unless the cash flows of the hedged transaction are explicitly based on that same benchmark interest rate. In addition, the new standard clarified that the only permitted benchmarks are the risk-free rate and rates based on the LIBOR swap curve. Hedging relationships that no longer qualify for cash flow hedge accounting based on this guidance must be undesignated prospectively. Changes in fair value of derivatives not subsequently re-designated to a new qualifying hedging relationship are recorded in earnings. Gains or losses previously included in accumulated other comprehensive loss remain in accumulated other comprehensive loss and are amortized to net income over the remaining term of the swaps as the hedged anticipated cash flows occur. If it becomes probable that the anticipated cash flows will not occur, the deferred gains or losses will be reclassified into earnings immediately. As a result of adopting this guidance, we undesignated the hedging relationship for the interest rate swaps related to our flexible premium deferred annuity contracts as they are not explicitly based on one of the two permitted benchmarks. Net unrealized gains on these swaps included in accumulated other comprehensive loss totaled $2.8 million at March 31, 2007 and are being amortized into income over the life of the individual swaps. The adoption of this guidance decreased net income $2.2 million during 2007.

9

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Investments
Fixed Maturities and Equity Securities
Fixed maturity securities, comprised of bonds and redeemable preferred stocks, which may be sold, are designated as “available for sale.” Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder’s equity as a component of accumulated other comprehensive income (loss). Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative loss in the consolidated statements of operations. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized.
Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities’ expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities’ expected lives.
Equity securities, comprised of common and non-redeemable preferred stocks, are designated as “available for sale” and reported at fair value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder’s equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income (loss).
Mortgage Loans on Real Estate
Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.
Derivative Instruments
Derivative instruments include interest rate swaps used to reduce our exposure to increases in market interest rates and call options used to fund index credits on index annuities. In addition, we have embedded derivatives associated with our index annuity business. All derivatives are measured at fair value and recognized as either derivative instruments or other liabilities, net of related collateral receivable or payable, in the consolidated balance sheets.
Prior to April 1, 2007, our interest rate swaps were accounted for as cash flow hedges. The effective portion of any unrealized gain or loss prior to that date was recorded in accumulated other comprehensive loss and the net periodic interest settlement between the interest paid and the interest received was recorded as a component of interest sensitive and index product benefits. As the cash flow hedges became ineffective, the ineffective portion of the unrealized gain or loss on the swaps was recorded in earnings as a component of derivative loss.
For derivatives not designated as a hedging instrument, including the interest rate swaps after April 1, 2007, the change in fair value is recognized in earnings in the period of change. See Note 3, “Derivative Instruments,” for more information regarding our derivative instruments, embedded derivatives and the change in accounting for interest rate swaps.

10

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Real Estate
Real estate is reported at cost less allowances for depreciation, as applicable. The carrying value of these assets is subject to regular review. For properties not held for sale, if indicators of impairment are present and a property’s expected undiscounted cash flows are not sufficient to recover the property’s carrying value, an impairment loss is recognized and the property’s cost basis is reduced to fair value. If the fair value, less estimated sales costs, of real estate held for sale decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. There was one real estate property held for sale with a valuation allowance of less than $0.1 million at December 31, 2009. There was no valuation allowance for real estate at December 31, 2008.
Other Investments
Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include an investment deposit which is reported at amortized cost. Other long-term investments also include our ownership interest in aircraft acquired in the troubled debt restructuring with a bond issuer that filed for bankruptcy. This investment is reported at cost, less accumulated depreciation.
Securities and indebtedness of related parties include investments in corporations and partnerships over which we may exercise significant influence. These corporations and partnerships operate predominately in the investment company, insurance, broker/dealer and real estate industries. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships’ investment portfolios.
Collateral Held/Payable for Securities Lending and Other Transactions
We participated in a securities lending program whereby certain fixed maturity securities from our investment portfolio were loaned to other institutions for a short period of time. We required collateral equal to or greater than 102% of the fair value of the loaned securities and at least 100% collateral be maintained through the period the securities were on loan. The collateral was invested by the lending agent, in accordance with our guidelines, generating fee income that was recognized as net investment income over the period the securities were on loan. The collateral was accounted for as a secured borrowing and was recorded as an asset on the consolidated balance sheet, with a corresponding liability reflecting our obligation to return this collateral upon the return of the loaned securities. During the second quarter of 2008, we discontinued entering into any new securities lending agreements and we terminated the program during 2009.
We also obtain or are required to provide collateral relating to certain derivative transactions. We invest cash collateral received and record a liability for amounts owed to counterparties for these transactions. We record an asset for amounts due from counterparties when we are required to provide collateral. See Note 3, “Derivative Instruments,” for more information regarding our collateral and how it is reported in our consolidated balance sheets.
Accrued Investment Income
We discontinue the accrual of investment income on invested assets when it is determined that collection is uncertain.
Realized/Unrealized Gains and Losses on Investments
Realized gains and losses on sales of investments are determined on the basis of specific identification. The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. Effective January 1, 2009, with adoption of new GAAP guidance, when our review indicates a decline in fair value for a fixed maturity security

11

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
is other than temporary and we do not intend to sell or believe we will be required to sell the security before recovery of our amortized cost, a specific write down is charged to earnings for the credit loss and a specific charge is recognized in accumulated other comprehensive loss for the non-credit loss component. If we intend to sell or believe we will be required to sell a fixed maturity security before its recovery, the full amount of the impairment write down to fair value is charged to earnings. For fixed maturity securities impaired prior to 2009 and all equity securities, the full amount of an other-than-temporary impairment write down is recognized as a realized loss on investments in the statements of operations and the new cost basis for the security is equal to its fair value.
After an other-than-temporary write down of all equity securities and any fixed maturity securities with a credit only impairment, the cost basis is generally not adjusted for subsequent recoveries in fair value. However, for fixed maturity securities for which we can reasonably estimate future cash flows after a write down, the discount or reduced premium recorded, based on the new cost basis, is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and the current estimate of the amount and timing of future cash flows.
Significant assumptions regarding the present value of expected cash flows for each security are used when an other-than-temporary impairment occurs and there is a non-credit portion of the unrealized loss that won’t be recognized in earnings. Our assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled principal and interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. We use a single best estimate of cash flows approach and use the effective yield prior to the date of impairment to calculate the present value of cash flows. Our assumptions for corporate and other fixed maturity securities include scheduled principal and interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
Fair Values
Fair values of fixed maturity securities are based on quoted market prices in active markets when available. Fair values of fixed maturity securities that are not actively traded are estimated using valuation models that vary by asset class. See Note 4, “Fair Values of Financial Instruments,” for more information on assumptions and the amount of securities priced using the valuation models. Fair values for all securities are reviewed for reasonableness by considering overall market conditions and values for similar securities.
Fair values of redeemable preferred stocks, equity securities, call options and interest rate swaps are based on the latest quoted market prices, or for those stocks not readily marketable, generally at values which are representative of the fair values of comparable issues. In addition, fair values for all derivative instruments include a credit risk adjustment for the liable party.
Cash and Cash Equivalents
For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.
Reinsurance Recoverable
We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers’ share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company. See Note 5, “Reinsurance and Policy Provisions,” for additional details on our reinsurance agreements.

12

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Deferred Policy Acquisition Costs, Deferred Sales Inducements and Value of Insurance In Force Acquired
Deferred policy acquisition costs include certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include term conversion bonuses credited to contracts during the first contract year only. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrued on the unamortized balance at a weighted average rate of 4.85% in 2009, 4.89% in 2008 and 4.96% in 2007.
For participating traditional life insurance, interest sensitive and index products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively through an unlocking process when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.
Property and Equipment
Property and equipment, comprised primarily of furniture, equipment and capitalized software costs, are reported at cost less allowances for depreciation and amortization. At December 31, 2008, it also included $6.6 million in assets held for sale, which are reported at fair value. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Furniture and equipment had a carrying value of $3.2 million at December 31, 2009 and $4.7 million at December 31, 2008, and estimated useful lives that generally range from two to twenty years. Capitalized software costs had a carrying value of $1.0 million at December 31, 2009 and $2.6 million at December 31, 2008, and estimated useful lives that range from two to five years. Depreciation expense for furniture and equipment was less than $0.1 million in 2009 and 2008 and $0.3 million in 2007. Amortization expense for capitalized software was $1.2 million in 2009, $1.3 million in 2008 and $0.5 million in 2007.
Goodwill
Goodwill represents the excess of the amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We test our goodwill balances by comparing the fair value of our reporting units to the carrying value of the goodwill. In the event that we were to dispose one of our reporting units, a discounted cash flow approach would be used to estimate the fair value of that reporting unit; therefore we believe this approach better approximates the fair value of our goodwill than a market capitalization approach. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including future premiums, product lapses, investment yields and discount rate. Underlying assumptions are based on historical experience and our best estimates given information available at the time of testing. We have performed impairment testing using cash flow analyses and determined none of our goodwill was impaired as of December 31, 2009 or 2008.
Future Policy Benefits
Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for interest sensitive products ranged from 1.55% to 5.50% in 2009 and from 3.00% to 5.50% in 2008 and 2007.

13

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 6.18% in 2009, 6.27% in 2008 and 6.32% in 2007. Accrued dividends for participating business are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors.
Participating business accounted for 40% of direct receipts from policyholders during 2009 (2008 – 41% and 2007 – 42%), and represented 12% of life insurance in force at December 31, 2009 (2008 – 13% and 2007 – 14%). The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.
The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.
During 2009, we refined certain reserve calculations resulting in a net after-tax increase to net income of $7.2 million.
The unearned revenue reserve reflects the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.
Deferred Income Taxes
Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.
Separate Accounts
The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.
Recognition of Premium Revenues and Costs
Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred policy acquisition costs and deferred sales inducements are recognized as expenses over the life of the policy.

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FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs and deferred sales inducements.
All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.
Underwriting, Acquisition and Insurance Expenses

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)
Underwriting, acquisition and insurance expenses:
Commission expense, net of deferrals	$13,230	$12,614	$12,467
Amortization of deferred policy acquisition costs	39,341	33,742	34,188
Amortization of value of insurance in force acquired	2,634	2,705	5,069
Other underwriting, acquisition and insurance expenses, net of deferrals	56,284	59,659	58,851

Total	$111,489	$108,720	$110,575

Comprehensive Income (Loss)
Unrealized gains and losses on our available-for-sale securities and a portion of our interest rate swaps are included in accumulated other comprehensive loss in stockholder’s equity. Comprehensive income (loss) excludes net investment gains (losses) included in net income which represent transfers from unrealized to realized gains and losses, which totaled ($19.5) million in 2009, ($37.8) million in 2008 and $3.6 million in 2007. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling $10.4 million in 2009, $29.4 million in 2008 and ($2.0) million in 2007. Comprehensive income (loss) also includes changes in the underfunded status of our single employer health and medical postretirement benefit plans totaling less than $0.1 million in 2009 and 2008 and $0.2 million in 2007.
Reclassifications
Certain amounts in the 2008 and 2007 consolidated financial statements have been reclassified to conform to the current financial statement presentation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

15

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
2) Investment Operations
Fixed Maturities and Equity Securities
Available-For-Sale Fixed Maturity and Equity Securities by Investment Category

	December 31, 2009
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Amortized Cost	Gains	Losses (1)	Fair Value
	(Dollars in thousands)
Bonds:
Corporate securities	$2,118,616	$104,249	$(91,648)	$2,131,217
Residential mortgage-backed securities	795,678	13,593	(56,885)	752,386
Commercial mortgage-backed securities	316,424	10,924	(15,773)	311,575
Other asset-backed securities	111,037	45	(50,526)	60,556
Collateralized debt obligations	14,082	–	(6,510)	7,572
United States Government and agencies	54,303	4,164	(114)	58,353
State, municipal and other governments	831,822	4,231	(49,694)	786,359
Redeemable preferred stocks	5,000	–	(306)	4,694

Total fixed maturities	$4,246,962	$137,206	$(271,456)	$4,112,712

Equity securities:
Non-redeemable preferred stocks	$33,149	$2,399	$(3,689)	$31,859
Common stocks	9,872	2	(14)	9,860

Total equity securities	$43,021	$2,401	$(3,703)	$41,719

(1) Gross unrealized losses include non-credit losses on other-than-temporarily impaired fixed maturities totaling $21.2 million in other asset-backed securities and $1.4 million in residential mortgage-backed securities.

	December 31, 2008
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Amortized Cost	Gains	Losses	Fair Value
	(Dollars in thousands)
Bonds:
Corporate securities	$2,161,343	$28,020	$(391,205)	$1,798,158
Residential mortgage-backed securities	834,018	9,545	(98,021)	745,542
Commercial mortgage-backed securities	307,468	8,150	(39,925)	275,693
Other asset-backed securities	88,782	2,411	(25,677)	65,516
Collateralized debt obligations	27,006	–	(22,710)	4,296
United States Government and agencies	111,118	8,537	(31)	119,624
State, municipal and other governments	413,092	2,348	(39,668)	375,772
Redeemable preferred stocks	5,000	–	(474)	4,526

Total fixed maturities	$3,947,827	$59,011	$(617,711)	$3,389,127

Equity securities:
Non-redeemable preferred stocks	$33,149	$4,171	$(8,401)	$28,919
Common stocks	9,988	2	(269)	9,721

Total equity securities	$43,137	$4,173	$(8,670)	$38,640

Short-term investments have been excluded from the above schedules as amortized cost approximates fair value for these securities.

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FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Available-For-Sale Fixed Maturity Securities by Contractual Maturity

	December 31, 2009
		Estimated
	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$22,532	$22,735
Due after one year through five years	416,471	424,985
Due after five years through ten years	1,081,462	1,104,684
Due after ten years	1,498,358	1,431,097

	3,018,823	2,983,501
Residential mortgage-backed securities	795,678	752,386
Commercial mortgage-backed securities	316,424	311,575
Other asset-backed securities	111,037	60,556
Redeemable preferred stocks	5,000	4,694

	$4,246,962	$4,112,712

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Net Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

	December 31,
	2009	2008
	(Dollars in thousands)
Unrealized depreciation on:
Fixed maturities – available for sale	$(134,250)	$(558,700)
Equity securities – available for sale	(1,302)	(4,497)
Interest rate swaps	(363)	(558)

	(135,915)	(563,755)
Adjustments for assumed changes in amortization pattern of:
Deferred policy acquisition costs	24,513	154,639
Deferred sales inducements	316	956
Value of insurance in force acquired	3,658	25,235
Unearned revenue reserve	(1,454)	(6,863)
Provision for deferred income taxes	38,143	136,458

	(70,739)	(253,330)
Proportionate share of net unrealized investment gains of equity investees	(3)	2

Net unrealized investment losses	$(70,742)	$(253,328)

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling ($245.3) million in 2009, $299.2 million in 2008 and $43.6 million in 2007. Subsequent changes in fair value of securities for which a previous non-credit other-than-temporary impairment loss was recognized in accumulated other comprehensive loss are reported along with changes in fair value for which no other-than-temporary impairment losses were previously recognized.

17

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
We monitor the financial condition and operations of the issuers of securities rated below investment grade and of the issuers of certain investment grade securities on which we have concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, we review factors such as:
•	historical operating trends;

•	business prospects;

•	status of the industry in which the company operates;

•	analyst ratings on the issuer and sector;

•	quality of management;

•	size of the unrealized loss;

•	level of current market interest rates compared to market interest rates when the security was purchased;

•	length of time the security has been in an unrealized loss position; and

•	our intent to sell and whether it is more likely than not that we would be required to sell prior to recovery.
Fixed Maturity Securities with Unrealized Losses by Length of Time Unrealized

	December 31, 2009
	Less than one year		One year or more		Total
Description of	Estimated Fair	Unrealized	Estimated Fair	Unrealized	Estimated Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
			(Dollars in Thousands)
Corporate securities	$133,072	$(6,595)	$604,329	$(85,053)	$737,401	$(91,648)
Residential mortgag-backed securities	3,575	(45)	428,371	(56,840)	431,946	(56,885)
Commercial mortgage-backed securities	3,090	(217)	64,316	(15,556)	67,406	(15,773)
Other asset-backed securities	6,188	(7,801)	50,120	(42,725)	56,308	(50,526)
Collateralized debt obligations	–	–	1,490	(6,510)	1,490	(6,510)
United States Governments and agencies	10,100	(33)	7,831	(81)	17,931	(114)
State, municipal and other governments	394,324	(11,362)	217,751	(38,332)	612,075	(49,694)
Redeemable preferred stocks	–	–	4,694	(306)	4,694	(306)

Total fixed maturities	$550,349	$(26,053)	$1,378,902	$(245,403)	$1,929,251	$(271,456)

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FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

	December 31, 2008
	Less than one year		One year or more		Total
Description of	Estimated Fair	Unrealized	Estimated Fair	Unrealized	Estimated Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses
			(Dollars in Thousands)
Corporate securities	$836,807	$(146,177)	$539,092	$(245,028)	$1,375,899	$(391,205)
Residential mortgage- backed securities	153,007	(15,402)	394,019	(82,619)	547,026	(98,021)
Commercial mortgage- backed securities	81,591	(15,662)	27,035	(24,263)	108,626	(39,925)
Other asset-backed securities	2,909	(1,161)	50,585	(24,516)	53,494	(25,677)
Collateralized debt obligations	–	–	4,296	(22,710)	4,296	(22,710)
United States Governments and agencies	–	–	2,462	(31)	2,462	(31)
State, municipal and other governments	214,015	(16,587)	111,587	(23,081)	325,602	(39,668)
Redeemable preferred stocks	4,526	(474)	–	–	4,526	(474)

Total fixed maturities	$1,292,855	$(195,463)	$1,129,076	$(422,248)	$2,421,931	$(617,711)

Included in the above table are 475 securities from 364 issuers at December 31, 2009 and 677 securities from 516 issuers at December 31, 2008. The unrealized losses are primarily due to wider spreads between the risk-free and corporate and other bond yields relative to the spreads when the securities were purchased. The following summarizes the more significant unrealized losses by investment category as of December 31, 2009.
Corporate securities: The unrealized losses on corporate securities represent 33.8% of our total unrealized losses. Corporate spreads have narrowed considerably from 2008, substantially diminishing the level of unrealized losses on our corporate securities. The largest losses were in the finance sector ($415.6 million carrying value and $62.1 million unrealized loss). The largest unrealized losses in the finance sector were in the banking ($138.3 million carrying value and $27.4 million unrealized loss), the real estate investment trust ($154.8 million carrying value and $11.2 million unrealized loss) and the life insurance ($31.0 million carrying value and $10.0 million unrealized loss) sub-sectors. The unrealized losses across the finance sector are primarily attributable to a general widening in spread levels relative to the spreads at which we acquired the securities. Finance sector spreads remain wide in comparison to the narrowing experienced in the remaining sectors, contributing to the proportionately larger amount of unrealized losses for this sector.
The other sector containing our largest unrealized loss is utilities ($141.1 million carrying value and $7.0 million unrealized loss). The unrealized loss in this sector is due to spread widening that is the result of weaker operating results. The unrealized losses in the remaining corporate sectors are also primarily attributable to spread widening generally due to a decrease in market liquidity, an increase in market volatility and concerns about the general health of the economy.
Because we do not intend to sell or believe we will be required to sell these securities before their anticipated recovery of amortized cost, we do not consider these investments to be other-than-temporarily impaired at December 31, 2009.
Residential mortgage-backed securities: The unrealized losses on residential mortgage-backed securities represent 21.0% of our total unrealized losses, and were caused primarily by concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns resulted in spread widening in the sector as liquidity decreased in the market. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities. Because we do not intend to sell or believe we will be required to sell these investments before their anticipated recovery of amortized cost, we do not

19

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
consider these investments to be other-than-temporarily impaired at December 31, 2009.
Commercial mortgage-backed securities: The unrealized losses on commercial mortgage-backed securities represent 5.8% of our total unrealized losses, and were caused primarily by spread widening and industry concerns regarding the potential for future commercial mortgage defaults. There were also concerns regarding current and future downgrades by major rating agencies for tranches below the super senior AAA level. The contractual cash flows of these investments are based on mortgages backing the securities. Because we do not intend to sell or believe we will be required to sell these investments before their anticipated recovery of amortized cost, we do not consider these investments to be other-than-temporarily impaired at December 31, 2009.
Other asset-backed securities: The unrealized losses on asset-backed securities represent 18.6% of our total unrealized losses, and were caused primarily by concerns regarding mortgage defaults on subprime and home equity loans. There were also concerns regarding potential downgrades or defaults of monoline bond insurers providing credit protection for underlying securities. These concerns resulted in spread widening in the sector as liquidity decreased in the market. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities. Because we do not intend to sell or believe we will be required to sell these investments before their anticipated recovery of amortized cost, we do not consider these investments to be other-than-temporarily impaired at December 31, 2009.
Collateralized debt obligations: The unrealized losses on collateralized debt obligations represent 2.4% of our total unrealized losses. Our investments in synthetic collateralized debt obligations are backed by credit default swaps with no home equity exposure. The unrealized losses decreased in 2009 primarily due to recording other-than-temporary impairments on three securities. While spreads narrowed and market conditions improved in 2009 resulting in fewer troubled credits and a lower chance of default, we had the intent to sell two of these securities at December 31, 2009. We have stress tested the remaining unimpaired security that we do not intend to sell or believe we will be required to sell at December 31, 2009, and determined that future principal losses are not expected based on reasonably adverse conditions as we believe the existing subordination is sufficient to maintain the value of our investment.
State, municipal and other governments: The unrealized losses on state, municipal and other governments represent 18.3% of our total unrealized losses, and were primarily caused by general spread widening, concerns regarding the future of the monoline bond insurers and concerns regarding the impact of the recession on municipalities. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on the taxing authority of a municipality or the revenues of a municipal project. We do not consider these investments to be other-than-temporarily impaired at December 31, 2009 because the decline in fair value is primarily attributable to increased spreads and concerns regarding the stability of the monoline bond insurers rather than the underlying issuers. In addition, we do not intend to sell or believe we will be required to sell these investments before their anticipated recovery of amortized cost.
Excluding mortgage and asset-backed securities, no securities from the same issuer had an aggregate unrealized loss in excess of $6.6 million at December 31, 2009. The $6.6 million unrealized loss is from one CCC- rated collateralized debt obligation which has been impacted by the actual defaults in the collateral underlying the security. With respect to mortgage and asset-backed securities not backed by the United States Government, no securities from the same issuer had an aggregate unrealized loss in excess of $16.4 million at December 31, 2009. The $16.4 million unrealized loss from one issuer relates to three different securities that are backed by different pools of Alt-A residential mortgage loans. All but one of the three securities are rated investment grade and the unrealized loss on the one non-investment grade security totaled $6.3 million. The largest unrealized loss on any one security totaled $6.3 million at December 31, 2009.
Excluding mortgage and asset-backed securities, no securities from the same issuer had an aggregate unrealized loss in excess of $9.2 million at December 31, 2008. The $9.2 million unrealized loss is from one A rated security, which is a collateralized bond obligation secured by thirty-year maturity trust preferred securities and subordinated debentures of bank and thrift holding and insurance companies. This security has been impacted by the loss of market liquidity, call risk and spread widening. With respect to mortgage and asset-backed securities not backed by

20

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
the United States Government, no securities from the same issuer had an aggregate unrealized loss in excess of $25.5 million at December 31, 2008. The $25.5 million unrealized loss from one issuer relates to 14 different securities that are backed by different pools of residential mortgage loans. All of the 14 securities are rated investment grade and the largest unrealized loss on any one security totaled $3.4 million at December 31, 2008.
We also have $3.7 million of gross unrealized losses on equity securities with an estimated fair value of $17.7 million at December 31, 2009 and $8.7 million of gross unrealized losses on equity securities with an estimated fair value of $17.2 million at December 31, 2008. The majority of the unrealized losses at December 31, 2009 are attributable to perpetual preferred securities in the financial sector ($12.7 million carrying value and $3.3 million unrealized loss). These equity securities have been in an unrealized loss position for more than one year. These securities are similar to fixed maturities as they provide periodic cash flows, contain call features and are similarly rated and priced like other long-term callable bonds. We do not intend to sell or believe we will be required to sell these securities before their anticipated recovery; therefore, we do not consider them to be other-than-temporarily impaired at December 31, 2009.
Mortgage Loans on Real Estate
Our mortgage loan portfolio consists principally of commercial mortgage loans that we have originated. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.
We establish an allowance as needed, consisting of specific reserves, for possible losses against our mortgage loan portfolio. An allowance is needed for loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements. At December 31, 2009, we held a valuation allowance for one impaired loan totaling $0.2 million. There was no valuation allowance for mortgage loans at December 31, 2008. In 2009, we foreclosed on two mortgage loans with a book value at December 31, 2009 totaling $6.7 million and took possession of the real estate with an appraised value totaling $7.7 million.
Change in Unrealized Appreciation/Depreciation of Investments – Recorded in Accumulated Other Comprehensive Income (Loss)

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)
Fixed maturities – available for sale	$436,396	$(534,486)	$(69,252)
Equity securities – available for sale	3,195	(5,346)	(13,467)
Interest rate swaps	195	(1,125)	(3,791)

Change in unrealized appreciation/depreciation of investments	$439,786	$(540,957)	$(86,510)

Components of Net Investment Income

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)
Fixed maturities – available for sale	$258,356	$248,202	$247,522
Equity securities – available for sale	3,002	2,748	511
Mortgage loans on real estate	36,895	33,445	33,828
Real estate	260	–	461
Policy loans	9,989	9,755	9,577
Short-term investments, cash and cash equivalents	86	878	1,401
Prepayment fee income and other	1,212	3,600	5,364

	309,800	298,628	298,664
Less investment expenses	(6,046)	(5,496)	(5,995)

Net investment income	$303,754	$293,132	$292,669

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FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Realized/Unrealized Gains (Losses) - Recorded in Income

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)
Fixed maturities – available for sale	$(29,811)	$(71,257)	$(186)
Equity securities – available for sale	(31)	4,128	5,794
Collateral held for securities lending and other transactions	–	(868)	–
Mortgage loans on real estate	(473)	–	–
Real estate	(33)	–	2,645
Securities and indebtedness of related parties	44	–	–

Realized/unrealized gains (losses) on investments	$(30,304)	$(67,997)	$8,253

Credit Loss Component of Other-Than-Temporary Impairments on Fixed Maturity Securities

Year ended
December 31, 2009
(Dollars in thousands)
Balance at beginning of year	$(58,288)
Increases for which an impairment was not previously recognized	(31,933)
Increases to previously impaired investments	(5,854)
Reductions due to investments sold	45,024

Balance at end of year	$(51,051)

Sales, Maturities and Principal Repayments on Fixed Maturity Securities

		Gross Realized	Gross Realized
	Amortized Cost	Gains	Losses	Proceeds
	(Dollars in thousands)
Year ended December 31, 2009
Scheduled principal repayments and calls – available for sale	$302,601	$–	$–	$302,601
Sales – available for sale	232,261	14,408	(6,437)	240,232

Total	$534,862	$14,408	$(6,437)	$542,833

Year ended December 31, 2008
Scheduled principal repayments and calls – available for sale	$330,557	$–	$–	$330,557
Sales – available for sale	54,738	822	(814)	54,746

Total	$385,295	$822	$(814)	$385,303

Year ended December 31, 2007
Scheduled principal repayments and calls – available for sale	$344,531	$–	$–	$344,531
Sales – available for sale	41,476	1,315	(109)	42,682

Total	$386,007	$1,315	$(109)	$387,213

Realized losses on sales in 2009 were on securities that we did not intend to sell at the prior balance sheet date or on securities that were impaired at the prior quarter end, but decreased in value during the period.

22

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Variable Interest Entities
We have investments in variable interest entities for which we are not considered the primary beneficiary. These investments consist of two real estate limited partnerships and one mezzanine commercial real estate loan on a real estate property. The real estate limited partnerships had revenues totaling $4.0 million for 2009, $3.7 million for 2008 and $2.7 million for 2007. There was one real estate project in 2007 which had assets totaling less than $5.0 million at December 31, 2007. There were no real estate projects in 2009 or 2008. Our investments in this real estate project were made during the period from 2005 to 2007. Our maximum exposure to loss is the carrying value of our investments, which totaled $12.7 million at December 31, 2009 and $12.1 million at December 31, 2008 for the real estate limited partnerships.
Other
We have a common stock investment in American Equity Investment Life Holding Company (AEL), valued at $0.4 million at December 31, 2009 and December 31, 2008. American Equity underwrites and markets life insurance and annuity products throughout the United States. We sold a portion of our investment in AEL and realized gains totaling $4.1 million in 2008 and $6.1 million in 2007. We also coinsure a closed block of annuity business from a subsidiary of AEL.
We paid cash dividends to FBL Financial Group, Inc. of $15.0 million in 2009, $20.0 million in 2008 and $10.0 million in 2007.
At December 31, 2009, affidavits of deposits covering investments with a carrying value totaling $4,883.9 million were on deposit with state agencies to meet regulatory requirements. Fixed maturity securities with a carrying value of $47.4 million were on deposit with the Federal Home Loan Bank as collateral for our funding agreement. Also, fixed maturity securities with a carrying value of $1.8 million were on deposit as collateral for an operating lease on software.
At December 31, 2009, we had committed to provide additional funding for mortgage loans on real estate totaling $2.7 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.
Securities recorded on our consolidated balance sheets with a fair value of $30.0 million at December 31, 2008 were on loan as part of our securities lending program. In addition, we were liable for cash collateral under our control from this program totaling $31.4 million at December 31, 2008. In 2008, we discontinued entering into any new security lending agreements and we terminated the program during 2009.
The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2009 include real estate and equity securities totaling $1.1 million.
No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder’s equity at December 31, 2009.
3)	Derivative Instruments
We have entered into interest rate swaps to manage interest rate risk associated with a portion of our flexible premium deferred annuity contracts. Under the interest rate swaps, we pay a fixed rate of interest and receive a floating rate of interest on a notional amount which totaled $100.0 million at December 31, 2009 and December 31, 2008. These interest rate swaps effectively fix the interest crediting rate on a portion of our flexible premium deferred annuity contract liabilities, thereby hedging our exposure to increases in market interest rates. Effective April 1, 2007, we adopted an accounting interpretation which clarified that the only permitted benchmarks for cash flow hedges are the risk-free rate and rates based on the LIBOR swap curve. Upon adoption, we were required to undesignate these hedging relationships and begin recording the net interest rate settlements on the interest rate swaps as a component of derivative income rather than in interest sensitive product benefits. The interest rate settlements decreased derivative income $4.8 million in 2009 and $2.5 million in 2008 and increased derivative

23

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
income $2.9 million in 2007. The interest rate settlements decreased interest sensitive product benefits $1.0 million in 2007. The change in unrealized loss on these swaps increased derivative income $3.3 million in 2009, and decreased derivative income $1.4 million in 2008 and $4.8 million in 2007. In 2008, we experienced nonperformance by a counterparty on an interest rate swap agreement that was originally scheduled to mature on December 1, 2010. We terminated this agreement and realized a loss totaling $0.5 million.
Summary of Swaps

				Carrying and Fair Value at December 31,
Maturity	Notional	Receive	Pay
Date	Amount	Rate	Rate	2009	2008
				(Dollars in thousands)
1/1/2010	$50,000	1 month LIBOR*	4.858%	$(18)	$(1,860)
6/1/2011	50,000	1 month LIBOR*	5.519	(3,241)	(4,905)

				$(3,259)	$(6,765)

* London Interbank Offered Rate
When applicable, we formally document hedging relationships, our risk management objectives and strategies for undertaking these transactions. We also test for hedge effectiveness at inception of the hedge and at each reporting period as needed. There were no derivative instruments designated as hedges at December 31, 2009 or 2008. There was no ineffectiveness recorded in the consolidated statements of operations during 2007 for instruments designated as hedges.
We sold index annuities from the fourth quarter of 2005 through the third quarter of 2007. Index annuities guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities and a portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the S&P 500 Index to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the index credits is reset and new one-year call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under GAAP. Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums. We held call options relating to this business with a fair value of $0.5 million at December 31, 2009 and less than $0.1 million at December 31, 2008. Derivative income (loss) includes $0.3 million for 2009, ($0.5) million for 2008 and ($0.1) million for 2007 relating to call option proceeds and changes in fair value.
At December 31, 2009, we had master netting agreements with counterparties covering cash collateral receivable of $4.6 million and did not have any cash collateral payable. At December 31, 2008, we had master netting agreements with counterparties covering cash collateral receivable totaling $8.0 million and cash collateral payable totaling less than $0.1 million. Any excess collateral that remains after netting these amounts with derivative assets and liabilities is included in the collateral held or payable for securities lending and other transactions on our consolidated balance sheets. We did not have any excess collateral or off-balance sheet collateral at December 31, 2009 or 2008.
The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder’s right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next index reset date. The change in the value of this embedded derivative is included in interest sensitive and index product benefits in the consolidated statements of operations and totaled less than ($0.1) million for 2009, $0.8 million for 2008 and ($0.2) million for 2007.
4) Fair Values of Financial Instruments
GAAP defines fair value, establishes a framework for measuring fair value and requires disclosures about fair value measurements. Fair value is based on an exit price, which is the price that would be received to sell an asset or paid

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FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or those for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. For some investments, little market activity may exist and management’s determination of fair value is then based on the best information available in the circumstances, and may incorporate management’s own assumptions of what a market participant would consider for the fair value, which involves a significant degree of judgment.
The fixed income markets in 2008 and early 2009 experienced a period of extreme volatility and limited market liquidity conditions, which affected a broad range of asset classes and sectors. Market conditions improved substantially throughout 2009; however, an increased probability of defaults is expected to continue and peak early in 2010. In addition, certain market sectors remain dislocated which increased the difficulty of valuing certain instruments as trading was less frequent and/or market data was less observable. As a result, certain valuations require greater estimation and judgment as well as valuation methods which are more complex. These values may not ultimately be realizable in a market transaction, and such values may change very rapidly as market conditions change and valuation assumptions are modified.
We used the following methods and assumptions in estimating the fair value of our financial instruments.
Fixed maturity securities: Fair values of fixed maturity securities are based on quoted market prices in active markets when available. We have valued our investments using the valuation methodologies described below.
Equity securities: Fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.
Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows of each loan at an interest rate equal to a spread above the U.S. Treasury bond yield that corresponds to the loan’s expected life. These spreads are based on overall market pricing of commercial mortgage loans at the time of valuation.
Derivative instruments: Fair values for call options are based on counterparty market prices adjusted for a credit component of the counterparty. Prices are verified internally using analytical tools.
Policy loans: Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.
Other long-term investments, cash and short-term investments: Amounts are reported at historical cost, adjusted for amortization of premiums, depreciation or accrual of discounts, as applicable, which approximates the fair values due to the nature of these assets.
Collateral held and payable for securities lending and other transactions: Fair values are obtained from an independent pricing source and evaluated internally.
Assets held in separate accounts: Fair values are based on quoted net asset values of the underlying mutual funds.
Future policy benefits and other policyholders’ funds: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds, funding agreements and supplementary contracts) are estimated using one of two methods. For contracts with known maturities, fair value is determined using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation. For deposit liabilities with no defined maturities, fair value is the amount payable on demand. We are not required to estimate the fair value of our liabilities under other insurance contracts.

25

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Other liabilities: Fair values for interest rate swaps are based on counterparty market prices adjusted for a credit component of the counterparty, net of collateral paid. Prices are verified internally using analytical tools. We are not required to estimate fair value for the remainder of the other liabilities balances.
Liabilities related to separate accounts: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.
Fair Values and Carrying Values of Financial Instruments

	December 31,
	2009		2008
	Carrying Value	Fair Value	Carrying Value	Fair Value
		(Dollars in thousands)
Assets
Fixed maturities – available for sale	$4,112,712	$4,112,712	$3,389,127	$3,389,127
Equity securities – available for sale	41,719	41,719	38,640	38,640
Mortgage loans on real estate	559,945	555,098	552,289	543,295
Derivative instruments	538	538	46	46
Policy loans	167,603	204,077	164,001	227,304
Other long-term investments	1,882	1,882	1,527	1,527
Cash and short-term investments	102,435	102,435	126,465	126,465
Collateral held for securities lending and other transactions	–	–	30,568	30,568
Assets held in separate accounts	630,094	630,094	516,251	516,251

Liabilities
Future policy benefits	$2,254,023	$2,138,524	$2,057,686	$1,974,498
Other policyholders’ funds	521,515	497,188	527,887	533,125
Collateral payable for securities lending and other transactions	–	–	31,390	31,390
Other liabilities	3,259	3,259	6,765	6,765
Liabilities related to separate accounts	630,094	613,319	516,251	500,895
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash and U.S. Treasury securities. As required by GAAP, we do not adjust the quoted price for these financial instruments, even in situations where we hold a large position and a sale could reasonably impact the quoted price.
Level 2 – Pricing inputs are other than quoted prices in active markets which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methods. Financial instruments which are generally included in this category include fixed maturity securities (including public and private bonds), less liquid and restricted equity securities and over-the-counter derivatives that are priced by third-party pricing services or internal systems using observable inputs.
Fair values of all Level 2 fixed maturity public securities are obtained primarily from a variety of independent pricing sources, whose results we evaluate internally. We generally obtain one or two prices per security, which are compared to relevant credit information, perceived market movements and sector news. Market indices of similar rated asset class spreads are consulted for valuations and broker indications of similar securities are compared. If the issuer has had trades in similar debt outstanding but not necessarily the same rank in the capital structure, spread information is used to support fair value. If discrepancies are identified, additional quotes are obtained and the quote that best reflects a fair value exit price at the reporting date is selected. Fair value of most of our private investments

26

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
are determined using matrix pricing with substantially all observable inputs, such as industry classification, duration and rating.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments that are included in this category generally include non-binding broker and internally priced mortgage or other asset-backed securities and other publicly traded issues, private corporate securities and index annuity embedded derivatives.
Fair values of private investments in Level 3 are determined by reference to public market, private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. For other securities where an exit price based on relevant observable inputs is not obtained, the fair value is determined using an enhanced matrix calculation.
The matrix pricing we and pricing services perform include a discounted cash flow analysis using a spread, including the specific creditors’ credit default swap spread (if available), over U.S. Treasury bond yields, adjusted for the maturity/average life differences. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to: senior unsecured versus secured status, par amount outstanding, number of holders, maturity, average life, composition of lending group and debt rating. These valuation methodologies involve a significant degree of judgment.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
Valuation of our Financial Instruments Reported at Fair Value by Hierarchy Levels

	December 31, 2009
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Total
	(Dollars in thousands)
Assets
Corporate securities	$–	$2,018,543	$112,674	$2,131,217
Residential mortgage-backed securities	–	752,386	–	752,386
Commercial mortgage-backed securities	–	301,474	10,101	311,575
Other asset-backed securities	–	47,751	12,805	60,556
Collateralized debt obligations	–	–	7,572	7,572
United States Government and agencies	18,503	32,019	7,831	58,353
State, municipal and other governments	–	746,942	39,417	786,359
Redeemable preferred stocks	–	4,694	–	4,694
Non-redeemable preferred stocks	–	24,460	7,399	31,859
Common stocks	1,240	8,620	–	9,860
Derivative instruments	–	538	–	538
Other long-term investments	–	–	1,882	1,882
Cash and short-term investments	102,435	–	–	102,435
Assets held in separate accounts	630,094	–	–	630,094

Liabilities
Future policy benefits – index annuity embedded derivatives	$–	$–	$670	$670
Other liabilities	–	3,259	–	3,259

27

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

	December 31, 2008
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Total
	(Dollars in thousands)
Assets
Corporate securities	$–	$1,499,621	$298,537	$1,798,158
Residential mortgage-backed securities	–	719,032	26,510	745,542
Commercial mortgage-backed securities	–	264,065	11,628	275,693
Other asset-backed securities	–	56,085	9,431	65,516
Collateralized debt obligations	–	–	4,296	4,296
United States Government and agencies	–	117,695	1,929	119,624
State, municipal and other governments	–	329,104	46,668	375,772
Redeemable preferred stocks	–	–	4,526	4,526
Non-redeemable preferred stocks	–	28,919	–	28,919
Common stocks	1,101	8,620	–	9,721
Derivative instruments	–	46	–	46
Other long-term investments	–	–	1,527	1,527
Cash and short-term investments	126,465	–	–	126,465
Collateral held for securities lending and other transactions	–	30,568	–	30,568
Assets held in separate accounts	516,251	–	–	516,251

Liabilities
Future policy benefits – index annuity embedded derivatives	$–	$–	$782	$782
Collateral payable for securities lending and other transactions	–	31,390	–	31,390
Other liabilities	–	6,765	–	6,765
Approximately 4.6% of the total fixed maturities are included in the Level 3 group at December 31, 2009 and 11.9% at December 31, 2008. The fair value of the assets and liabilities above include the financial instruments’ nonperformance risk. Nonperformance risk is the risk that the instrument will not be fulfilled and affects the value at which the instrument could be transferred in an orderly transaction. The nonperformance risk for our assets reported at fair value totaled less than $0.1 million at December 31, 2009 and December 31, 2008. Our nonperformance risk decreased the fair value of our reported liabilities $0.2 million at December 31, 2009 and 2008.
Level 3 Fixed Maturity Investments by Valuation Source

	December 31, 2009
	Third-party vendors	Priced internally	Total
		(Dollars in thousands)

Corporate securities	$84,743	$27,931	$112,674
Commercial mortgage-backed securities	5,375	4,726	10,101
Other asset-backed securities	12,805	–	12,805
Collateralized debt obligations	7,572	–	7,572
United States Government and agencies	7,831	–	7,831
State, municipal and other governments	39,417	–	39,417

Total	$157,743	$32,657	$190,400

Percent of total	82.8%	17.2%	100.0%

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FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

	December 31, 2008
	Third-party vendors	Priced internally	Total
		(Dollars in thousands)

Corporate securities	$125,624	$172,913	$298,537
Residential mortgage-backed securities	–	26,510	26,510
Commercial mortgage-backed securities	5,930	5,698	11,628
Other asset-backed securities	8,047	1,384	9,431
Collateralized debt obligations	4,296	–	4,296
United States Government and agencies	1,929	–	1,929
State, municipal and other governments	43,069	3,599	46,668
Redeemable preferred stock	–	4,526	4,526

Total	$188,895	$214,630	$403,525

Percent of total	46.8%	53.2%	100.0%

Level 3 Financial Instruments Changes in Fair Value

	December 31, 2009
			Realized and	Net	Included in
	Balance,	Purchases	unrealized	transfers in	earnings	Balance,
	December 31,	(disposals),	gains	(out) of	(amort-	December 31,
	2008	net	(losses), net	Level 3 (1)	ization)	2009
	(Dollars in thousands)
Assets
Corporate securities	$298,537	$(19,528)	$9,150	$(175,808)	$323	$112,674
Residential mortgage-backed securities	26,510	–	–	(26,510)	–	–
Commercial mortgage-backed securities	11,628	(5,528)	4,156	–	(155)	10,101
Other asset-backed securities	9,431	4,363	(735)	(614)	360	12,805
Collateralized debt obligations	4,296	–	3,277	–	(1)	7,572
United States Government and agencies	1,929	7,547	279	(1,929)	5	7,831
State, municipal and other governments	46,668	75	(910)	(6,404)	(12)	39,417
Redeemable preferred stocks	4,526	–	–	(4,526)	–	–
Non-redeemable preferred stocks	–	–	(2,107)	9,506	–	7,399
Other long-term investments	1,527	–	–	–	355	1,882

Total	$405,052	$(13,071)	$13,110	$(206,285)	$875	$199,681

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FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

	December 31, 2008
			Realized and	Net	Included in
	Balance,	Purchases	unrealized	transfers in	earnings	Balance,
	December 31,	(disposals),	gains	(out) of	(amort-	December 31,
	2007	net	(losses), net	Level 3 (2)	ization)	2008
	(Dollars in thousands)
Assets
Corporate securities	$318,211	$11,436	$(61,503)	$30,490	$(97)	$298,537
Residential mortgage-backed securities	–	–	(11,054)	37,552	12	26,510
Commercial mortgage-backed securities	23,816	(1,369)	(10,833)	–	14	11,628
Other asset-backed securities	15,944	(2,479)	(8,055)	4,021	–	9,431
Collateralized debt obligations	23,018	(120)	(18,602)	–	–	4,296
United States Government and agencies	11,569	(357)	2	(9,238)	(47)	1,929
State, municipal and other governments	108,151	20,413	(5,277)	(76,618)	(1)	46,668
Redeemable preferred stocks	5,987	–	(460)	(1,001)	–	4,526
Other long-term investments	1,300	173	–	–	54	1,527

Total	$507,996	$27,697	$(115,782)	$(14,794)	$(65)	$405,052

(1)	Included in the net transfers in (out) line above is $216.6 million of securities that were priced using a broker only quote at December 31, 2008 and were transferred to a pricing service that uses observable market data in the prices and $10.3 million that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2009.

(2)	Included in the net transfers in (out) line above is $96.1 million of securities that were priced using a broker only quote at December 31, 2007 and were transferred to a pricing service that uses observable market data in the prices and $81.3 million that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2008.
The change in unrealized gains (losses) on Level 3 investments held at December 31, 2009 was $30.8 million and at December 31, 2008 was ($93.9) million.
Future Policy Benefits – Index Product Imbedded Derivatives

	2009	2008
	(Dollars in thousands)
Balance, beginning of year	$782	$446
Premiums less benefits, net	(40)	53
Impact of unrealized gains (losses), net	(72)	283

Balance, end of year	$670	$782

Change in unrealized gains/losses on embedded derivatives held at end of period	$(72)	$283

5) Reinsurance and Policy Provisions
Reinsurance
In the normal course of business, we seek to limit our exposure to loss on any single insured or event and to recover a portion of benefits paid by ceding a portion of our exposure to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $1.0 million of coverage per individual life. New sales of certain term life products are reinsured on a first dollar quota share basis. We do not use financial or surplus relief reinsurance.

30

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
We participate in a reinsurance pool with various unaffiliated life insurance companies to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. Under the pool arrangement, we will be able to cede approximately 63% of catastrophic losses after other reinsurance and a deductible of $0.9 million. Pool losses are capped at $18.3 million per event and the maximum loss we could incur as a result of losses assumed from other pool members is $6.8 million per event. As of the date of this filing, there have been no claims on the reinsurance pool.
We also have an annual 100% quota share accidental death reinsurance agreement. Coverage includes all acts of terrorism including those of a nuclear, chemical or biological origin. Coverage is subject to an annual aggregate retention and was increased from $11.0 million to $12.0 million effective January 1, 2010. A maximum occurrence limit of $50.0 million applies to policies written on agents of the Company who are participating in company-sponsored incentive trips. All other occurrence catastrophes are unlimited in amount.
Life insurance in force ceded totaled $9,271.9 million (20.4% of direct life insurance in force) at December 31, 2009 and $8,925.5 million (20.8% of direct life insurance in force) at December 31, 2008. Insurance premiums and product charges have been reduced by $30.2 million in 2009, $30.7 million in 2008 and $29.8 million in 2007 and insurance benefits have been reduced by $16.6 million in 2009, $19.4 million in 2008 and $13.5 million in 2007 as a result of cession agreements.
Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.
We assume certain life insurance business from EquiTrust Life. Under this agreement, life insurance in force assumed totaled $149.2 million (0.3% of total life insurance in force) at December 31, 2009 and $161.2 million (0.4% of total life insurance in force) at December 31, 2008. In total, premiums and product charges assumed totaled $0.2 million in 2009, 2008 and 2007. We assumed insurance benefits of less than $0.1 million in 2008. No insurance benefits were assumed in 2009 or 2007.
Policy Provisions
Analysis of the Value of Insurance In Force Acquired

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)
Excluding impact of net unrealized investment gains and losses:
Balance at beginning of year	$37,886	$40,591	$45,660
Impact of reclassification of realized losses to accumulated other comprehensive loss	(129)	–	–
Accretion of interest during the year	1,607	1,662	1,819
Amortization of asset	(4,241)	(4,367)	(6,888)

Balance prior to impact of net unrealized investment gains and losses	35,123	37,886	40,591
Impact of net unrealized investment gains and losses	3,658	25,235	624

Balance at end of year	$38,781	$63,121	$41,215

Net amortization of the value of insurance in force acquired, based on expected future gross profits/margins, for the next five years and thereafter is expected to be as follows: 2010 - $2.7 million; 2011 - $2.7 million; 2012 - $2.6 million; 2013 - $2.4 million; 2014 - $2.3 million and thereafter, through 2030 - $22.6 million.

31

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Certain variable annuity and variable universal life contracts in our separate accounts have minimum interest guarantees on funds deposited in our general account and guaranteed minimum death benefits (GMDBs) on our variable annuities. In addition, we have certain variable annuity contracts that have an incremental death benefit (IDB) rider that pays a percentage of the gain on the contract upon death of the contract holder. Beginning in 2008, we also have certain variable annuity contracts that have a guaranteed minimum income benefit (GMIB) that provides monthly income to the contract holder after the eighth policy year.
GMDB, IDB and GMIB Net Amount at Risk by Type of Guarantee

	December 31, 2009		December 31, 2008
	Separate Account	Net Amount	Separate Account	Net Amount
Type of Guarantee	Balance	at Risk	Balance	at Risk
	(Dollars in thousands)
Guaranteed minimum death benefit:
Return of net deposits	$159,800	$4,226	$138,784	$18,178
Return the greater of highest anniversary value or net deposits	230,979	36,084	181,695	83,309
Incremental death benefit	169,519	11,922	145,196	5,437
Guaranteed minimum income benefit	5,568	27	5,568	27

Total		$52,259		$106,951

The separate account assets are principally comprised of stock and bond mutual funds. The net amount at risk for these contracts is based on the amount by which GMDB, IDB or GMIB exceeds account value. The reserve for GMDBs, IDBs or GMIBs determined using modeling techniques and industry mortality assumptions, that is included in future policy benefits, totaled $0.6 million at December 31, 2009 and $1.0 million at December 31, 2008. The weighted average age of the contract holders with a GMDB, IDB or GMIB rider was 54 years at December 31, 2009 and 53 years at December 31, 2008. Paid benefits for GMDBs and IDBs totaled $0.5 million for 2009, $0.2 million for 2008 and $0.1 million in 2007.
6) Income Taxes
We file a consolidated federal income tax return with FBL Financial Group, Inc. and certain of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.
Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled. A valuation allowance is required if it is more likely than not that a deferred tax asset will not be realized. In assessing the need for a valuation allowance we considered the scheduled reversal of deferred tax assets, projected future taxable income, taxable income from prior years available for recovery and tax planning strategies. Our tax planning strategies assume deferred tax assets related to unrealized losses on our investments are temporary as we have the ability to hold the investments until maturity, at which time, the existing temporary difference is expected to reverse. As such, we have determined that the establishment of a valuation allowance was not necessary at December 31, 2009 and 2008.

32

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Income Tax Expenses (Credits)

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)
Taxes provided in consolidated statements of operations:
Income before noncontrolling interest and equity income (loss):
Current	$18,128	$16,920	$28,457
Deferred	12,286	(14,322)	4,094

	30,414	2,598	32,551

Equity income (loss) – current	404	(2)	827

Taxes provided in consolidated statement of changes in stockholder’s equity:
Cumulative effect of change in accounting principal – deferred	–	(225)	–
Change in net unrealized investment gain/losses – deferred	109,584	(130,185)	(23,106)
Non-credit impairment losses – deferred	(7,702)	–	–
Change in underfunded status of other postretirement benefit plans – deferred	5	10	(10)
Adjustment resulting from capital transaction of equity investee – deferred	–	(23)	39

	101,887	(130,423)	(23,077)

	$132,705	$(127,827)	$10,301

Taxes related to the reclassification of non-credit impairment losses in the consolidated statements of changes in stockholders’ equity totaled $3.6 million in 2009.

Effective Tax Rate Reconciliation to Federal Income Tax Rate

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)
Income before income taxes, noncontrolling interest in loss of subsidiaries and equity income (loss)	$94,372	$13,855	$100,691

Income tax at federal statutory rate (35%)	$33,030	$4,849	$35,242
Tax effect (decrease) of:
Tax-exempt dividend and interest income	(2,004)	(2,094)	(2,353)
Gain on sale of home office building	(369)	(369)	(369)
Other items	(243)	212	31

Income tax expense	$30,414	$2,598	$32,551

33

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Tax Effect of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities

	December 31,
	2009	2008
	(Dollars in thousands)
Deferred income tax assets:
Fixed maturity and equity securities	$60,960	$221,166
Future policy benefits	36,678	43,360
Accrued benefit and compensation costs	7,148	7,471
Accrued dividends	3,379	3,426
Other	1,354	569

	109,519	275,992

Deferred income tax liabilities:
Deferred policy acquisition costs	134,205	177,031
Value of insurance in force acquired	13,573	22,092
Deferred sales inducements	3,340	3,189
Property and equipment	961	1,967
Other	929	1,028

	153,008	205,307

Net deferred income tax asset (liability)	$(43,489)	$70,685

We recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses. We are no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003.
7) Retirement and Compensation Plans
We participate with several affiliates and an unaffiliated organization in various multiemployer defined benefit plans. These plans cover substantially all our employees and the employees of the other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee’s compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $4.5 million in 2009, $2.7 million in 2008 and $3.4 million in 2007. In 2008, we also recorded a portion of the net periodic pension cost as a charge to retained earnings totaling $0.4 million as a result of changing the measurement date due to adopting new accounting guidance, which requires measurement of a plan’s assets and benefit obligations as of the end of the employer’s fiscal year. Prior to 2008, the measurement date was September 30.
We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. Through October 2008, we contributed FBL Financial Group, Inc. stock in an amount equal to 100% of an employee’s contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee’s contributions between 2% and 4% of the annual salary contributed by the employee. Beginning in November 2008, and continuing throughout 2009, we made cash contributions at the same contribution levels noted above. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Expense related to the plan totaled $0.6 million in 2009, 2008 and 2007.
We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans, which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.
Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

34

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retirees who have worked full-time for ten years and attained age 55 while in service. Postretirement benefit expense for this plan is allocated in a manner consistent with pension expense discussed above. We also have two single employer plans that provide health and medical benefits to retirees. Postretirement benefit expense totaled $0.1 million in 2009 and 2008 and less than $0.1 million in 2007.
8) Management and Other Agreements
We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF) and its affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs. The IFBF is the majority stockholder of FBL Financial Group, Inc.
We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administrative and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $2.1 million in 2009 and $2.0 million in 2008 and 2007.
We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $1.6 million during 2009, $2.9 million during 2008 and $3.1 million during 2007 under these agreements. In 2008, we entered into an expense allocation agreement with Farm Bureau Property & Casualty Insurance Company (Farm Bureau Property & Casualty), formally known as Farm Bureau Mutual Insurance Company, for the use of property and equipment. Expense relating to this agreement totaled $0.8 million in 2009 and less than $0.1 million in 2008.
EquiTrust Investment Management Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $5.1 million during 2009, $5.0 million during 2008 and $5.2 million during 2007 related to these services.
We have service agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Property & Casualty and another affiliate. Under the service agreements, the property-casualty companies are responsible for development and management of our agency force for a fee. We incurred expenses totaling $8.6 million in 2009, $8.5 million in 2008 and $7.6 million in 2007 relating to these arrangements.
We are licensed by the IFBF to use the “Farm Bureau” and “FB” designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.5 million in 2009 and 2008 and $0.4 million in 2007. We have similar arrangements with other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.4 million in 2009 and 2008 and $1.3 million in 2007. The royalty agreement with IFBF provides an option for the IFBF to terminate the agreement when the quarterly common stock dividend paid by FBL Financial Group, Inc. is below $0.10 per share. FBL Financial Group, Inc.’s quarterly cash dividend was $0.1250 per share for the first quarter of 2009 and $0.0625 per share for the second, third and fourth quarters of 2009. Assuming no further reduction in the quaterly dividend, the IFBF has agreed to temporarily forgo its right of termination through August 31, 2010 and we anticipate they will continue to forgo such right thereafter.
9) Commitments and Contingencies
Legal Proceedings
In the normal course of business, we may be involved in litigation where damages are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2009, management is not aware of any claims for which a material loss is reasonably possible.

35

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
In 2008, the jury from a trial in Federal District Court in Utah involving an agency matter awarded Farm Bureau Property & Casualty and us actual damages totaling $3.6 million and punitive damages totaling $62.7 million. Approximately 25% of the award is allocable to us with the remaining 75% allocable to Farm Bureau Property & Casualty. In 2009, the court ruled on various post trial motions, upholding the actual damages, but reducing the punitive damages to $3.6 million. The defendants have appealed this decision and we and Farm Bureau Property & Casualty have cross-appealed. All briefs have been submitted to the 10th Circuit Court of Appeals and we expect the appeal will be argued in the middle or latter part of 2010. Recoveries from third parties are required to be accounted for as gain contingencies and are not recorded in our financial statements until the lawsuit is resolved.
In 2006, we incurred a pre-tax charge of $4.9 million relating to the settlement of a lawsuit with a husband and wife who had applied for life insurance policies. The settlement ended litigation, which was filed in the Federal District Court in Wyoming, regarding the process we followed in denying insurance coverage for medical reasons. Insurance claims have been filed under our professional liability and general liability insurance policies for reimbursement of the settlement amount, but coverage has been denied, and we have made a claim against an insurance broker for breach of contractual duties. We filed lawsuits in the Polk County District Court of Iowa against the insurer and the insurance broker to recover those damages. We received an adverse ruling in the case against the insurer at the district court level, which was subsequently affirmed by the Iowa Supreme Court in April 2010. We retain our cause of action against the broker for failure to provide timely notice of our claim to said insurers. We believe we have a substantial probability of recovering at least a portion of the money paid in the 2006 settlement. Any recoveries will be recorded in net income in the period the recovery is received.
Other
We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period and a liability is established at each balance sheet date for any unpaid claims. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.
Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2009 is as follows: 2010 - $1.8 million; 2011 - $1.8 million; 2012 - $1.8 million; and 2013 - $0.4 million. Rent expense for the lease totaled $1.9 million in 2009, $2.1 million in 2008 and $1.9 million in 2007. These amounts are net of $1.1 million in 2009, 2008 and 2007 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $3.4 million at December 31, 2009 and $4.5 million at December 31, 2008.
We had extended a line of credit up to $40.0 million to FBL Leasing Services, Inc. All borrowings were paid off prior to December 31, 2008. Interest on this agreement was charged at a variable rate equal to the LIBOR plus 0.10% (1.54% at the repayment date and 5.33% at December 31, 2007). Interest income on the line of credit totaled $0.7 million during 2008 and $1.3 million during 2007.
From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Expenses incurred for guaranty fund assessments, net of related premium tax offsets and refunds received, totaled ($0.1) million in 2009 and less than $0.1 million in 2008 and 2007.
10) Statutory Information
Statutory accounting practices prescribed or permitted by regulatory authorities differ from GAAP. The National Association of Insurance Commissioners (NAIC) has issued model laws and regulations, many of which have been adopted by state insurance regulators. However, states have the right to prescribe practices that differ from those issued by the NAIC and the Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

36

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Our financial statements included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale and carried at fair value rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves on certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of operations when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets, agents’ balances and certain other assets designated as “nonadmitted assets” for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive, indexed and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees rather than for vested employees only; (j) the financial statements of subsidiaries are consolidated rather than being accounted for under the equity method; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.
Our net income (loss), not including subsidiaries, as determined in accordance with statutory accounting practices, was $45.5 million in 2009, ($28.7) million in 2008 and $55.2 million in 2007. Our total statutory capital and surplus was $428.5 million at December 31, 2009 and $385.4 million at December 31, 2008.
Effective December 31, 2008, we adopted a permitted practice issued by the Insurance Division, Department of Commerce, of the State of Iowa, which increased the amount of deferred tax assets that may be admitted on the statutory financial statements at December 31, 2008. In 2009, the NAIC adopted regulations similar to those allowed by Iowa relating to deferred tax assets, therefore there were no permitted practices at December 31, 2009. Our statutory capital and surplus was $20.8 million higher at December 31, 2008 than it would have been without this practice.
State laws specify regulatory actions if an insurer’s risk-based capital (RBC), a measure of solvency, falls below certain levels. The NAIC has a standard formula for annually assessing RBC based on the various risk factors related to an insurance company’s capital and surplus, including insurance, business, asset and interest rate risks. At December 31, 2009, we exceeded the minimum RBC requirements.
Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. An annual dividend limitation is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of adjusted policyholders’ surplus (total statutory capital stock and statutory surplus) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. During 2010, the maximum amount legally available for distribution to our parent company without further regulatory approval is $78.7 million.
11) Segment Information
We analyze operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) Traditional Annuity - Exclusive Distribution (“Exclusive Annuity”), (2) Traditional and Universal Life Insurance and (3) Variable. We also have various support operations and corporate capital that are aggregated into a Corporate and Other segment.
The Exclusive Annuity segment primarily consists of fixed rate annuities and supplementary contracts (some of which involve life contingencies) sold through our exclusive agency distribution. Fixed rate annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed rate annuities consist primarily of flexible premium deferred annuities, but also include single

37

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
premium deferred and immediate contracts. With fixed rate annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. The Exclusive Annuity segment also includes index annuities. With index annuity products, we bear the underlying investment risk and credit interest in an amount equal to a percentage of the gain in a specified market index, subject to minimum guarantees.
The Traditional and Universal Life Insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.
The Variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.
The Corporate and Other segment consists primarily of accident and health insurance products (primarily a closed block of group policies) and corporate items that do not meet the quantitative threshold for separate segment reporting.
We analyze our segment results based on pre-tax operating income (loss). Accordingly, income taxes are not allocated to the segments. In addition, operating results are generally reported net of any transactions between the segments. Operating income (loss) for the three years ended December 31, 2009 represents net income excluding, as applicable, the impact of: (1) realized and unrealized gains and losses on investments, (2) changes in net unrealized gains and losses on derivatives and (3) the cumulative effect of changes in accounting principles.
We use operating income (loss), in addition to net income, to measure our performance since realized and unrealized gains and losses on investments and the change in net unrealized gains and losses on derivatives can fluctuate greatly from period to period. Also, the cumulative effect of changes in accounting principles is a nonrecurring item. These fluctuations make it difficult to analyze core operating trends. In addition, for derivatives not designated as hedges, there is a mismatch between the valuation of the asset and liability when deriving net income. For interest rate swaps backing our annuity liabilities, the derivatives are marked to market, but the associated insurance liabilities are not marked to market. A view of our operating performance without the impact of these mismatches and nonrecurring items enhances the analysis of our results. We use operating income for goal setting, determining company-wide short-term incentive compensation and evaluating performance on a basis comparable to that used by many in the investment community.
Financial Information Concerning our Operating Segments

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)

Operating revenues:
Traditional Annuity – Exclusive Distribution	$149,545	$142,416	$149,058
Traditional and Universal Life Insurance	323,757	313,913	307,116
Variable	58,618	58,395	56,447
Corporate and Other	8,312	8,828	8,327

	540,232	523,552	520,948
Realized/unrealized gains (losses) on investments (A)	(30,385)	(68,155)	8,237
Change in net unrealized gains/losses on derivatives (A)	3,774	(3,651)	(4,999)

Consolidated revenues	$513,621	$451,746	$524,186

38

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

	Year ended December 31,
	2009	2008	2007
	(Dollars in thousands)

Net investment income:
Traditional Annuity – Exclusive Distribution	$153,641	$144,015	$144,922
Traditional and Universal Life Insurance	128,606	129,049	128,699
Variable	14,807	13,459	12,889
Corporate and Other	6,700	6,609	6,159

Consolidated net investment income	$303,754	$293,132	$292,669

Depreciation and amortization:
Traditional Annuity – Exclusive Distribution	$11,586	$13,190	$10,075
Traditional and Universal Life Insurance	25,956	17,802	17,717
Variable	5,376	14,212	7,288
Corporate and Other	(723)	(246)	6

	42,195	44,958	35,086
Realized/unrealized gains (losses) on investments, net (A)	35	(9,165)	56
Change in net unrealized gains/losses on derivatives (A)	1,110	(454)	(1,484)

Consolidated depreciation and amortization	$43,340	$35,339	$33,658

Pre-tax operating income (loss):
Traditional Annuity – Exclusive Distribution	$34,006	$26,162	$31,198
Traditional and Universal Life Insurance	71,120	45,523	48,526
Variable	10,912	(1,292)	10,806
Corporate and Other	7,230	6,417	7,694

	123,268	76,810	98,224
Income taxes on operating income	(40,528)	(24,631)	(31,279)
Realized/unrealized gains (losses) on investments, net (A)	(19,772)	(38,343)	5,317
Change in net unrealized gains/losses on derivatives (A)	1,743	(2,582)	(2,460)
Cumulative effect of change in accounting principle	–	–	(124)

Consolidated net income attributable to Farm Bureau Life Insurance Company	$64,711	$11,254	$69,678

	Year ended December 31,
	2009	2008
	(Dollars in thousands)
Assets:
Traditional Annuity – Exclusive Distribution	$2,786,097	$2,593,058
Traditional and Universal Life Insurance	2,430,232	2,382,012
Variable	1,015,148	890,417
Corporate and Other	309,863	321,060

	6,541,340	6,186,547
Unrealized gains/losses in accumulated other comprehensive loss (A)	(105,107)	(311,680)
Other classification adjustments	(58,015)	(87,302)

Consolidated assets	$6,378,218	$5,787,565

(A)	Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and income taxes attributable to gains and losses on investments and derivatives.

39

FARM BUREAU LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
Depreciation and amortization related to property, plant and equipment are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the Corporate and Other segment.
Our investment in equity method investees and the related equity income are attributable to the Corporate and Other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above. Goodwill at December 31, 2009 and 2008 is allocated among the segments as follows: Exclusive Annuity ($3.9 million) and Traditional and Universal Life Insurance ($6.1 million).
Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $597.6 million in 2009, $554.8 million in 2008 and $455.1 million in 2007.
Premium Concentration by State

	Year ended December 31,
	2009	2008	2007
Life and annuity collected premiums:
Iowa	28.9%	28.4%	30.3%
Kansas	18.7	18.6	16.8
Oklahoma	11.3	9.8	7.6
12) Subsequent Event
For the quarter ended March 31, 2010, we recorded realized losses for other-than-temporary impairments on four fixed maturity securities totaling approximately $2.3 million after taxes. At December 31, 2009, the decline in value for each of these securities was recorded as an unrealized loss and reflected as a reduction to stockholder’s equity. We determined these securities were other-than-temporarily impaired due to an event on a monoline bond insurer that provided default protection for certain other asset-backed securities and decreases in expected cash flows for other securities during the first quarter of 2010.

40

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits

(a)	(1)	All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

	(2)	Financial Statements Schedules I, III, IV.(10)

		Schedule I—Summary of Investments

		Schedule III—Supplementary Insurance Information Schedule IV—Reinsurance

		All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.
All required financial statements are included in Part B.

(b)		Exhibits

	(1)	Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the “Company”) establishing Farm Bureau Life Annuity Account (the “Account”).(1)

	(2)	Not Applicable.

	(3)	(a) Underwriting Agreement.(9)

(b) Paying Agent Agreement.(3)

	(4)	(a) Contract Form.(6)

(b) Variable Settlement Agreement.(5)

(c) Incremental Death Benefit Rider.(5)

	(5)	(a) Contract Application.(5)

(b) Suitability Supplement.(5)

	(6)	(a) Articles of Incorporation of the Company.(1)

(b) By-Laws of the Company.(1)

	(7)	Not Applicable.

	(8)	(a) Amended and Restated Participation agreement relating to EquiTrust Variable Insurance Series Fund.(8)

(a)(1) Administrative Services Agreement.(9)

(b) Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(9)

(b)(1) Amended and Restated Service Contract.(9)

(b)(2) Service Agreement.(9)

(c) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(2)

(c)(1) Amended Schedule to Participation Agreement.(4)

(c)(2) Amended Schedule to Participation Agreement.(9)

(d) Participation Agreement and Shareholders Services Agreement relating to American Century Funds.(4)

(d)(1) Amendment to Shareholder Services Agreement.(7)

(d)(2) Amendment to Participation Agreement.(9)

(d)(3) Amendment to Shareholder Services Agreement.(9)

(d)(4) Novation Agreement relating to American Century Investment Services, Inc. (10)

(e) Participation Agreement and Administrative Services Agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(4)

(e)(1) Amended Schedule to Participation Agreement and 12b-1 Agreement.(7)

(e)(2) Supplemental Agreement (Rule 22c-2).(8)

(e)(3) Amended Schedule to Participation Agreement.(9)

(e)(4) Amended Schedule to Administrative Services Agreement.(9)

(f) Participation Agreement relating to Franklin Templeton Funds.(4)

(f)(1) Amendment to Participation Agreement.(9)

(f)(2) Amendment to Participation Agreement.(7)

(f)(3) Amendment to Participation Agreement.(9)

(f)(4) Amendment to Participation Agreement.(9)

(g) Participation Agreement relating to JP Morgan Series Trust II.(4)

(g)(1) Amendment to Participation Agreement (Rule 22c-2).(8)

(g)(2) Amendment to Participation Agreement. (10)

(g)(3) Amendment to Supplemental Payment Agreement. (10)

(h) Participation Agreement relating to Summit Pinnacle Series.(4)

(h)(1) Amendment to Participation Agreement.(9)

(h)(2) Rule 12b-1 Agreement.(9)

(h)(3) Amendment to Administrative Services Agreement.(9)

(i)(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(8)

(i)(2) American Century Shareholder Information Agreement (Rule 22c-2).(8)

(i)(3) Fidelity Shareholder Information Agreement (Rule 22c-2).(8)

(i)(4) Franklin Shareholder Information Agreement (Rule 22c-2).(8)

(i)(5) Summit Shareholder Information Agreement (Rule 22c-2).(8)

(9)	Opinion and Consent of David A. McNeill, Esquire.(10)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP.(10)

(b) Consent of Ernst & Young LLP.(10)

(c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(10)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(10)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(5)	Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.

(6)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-87632) as filed with the Securities and Exchange Commission on April 29, 2005.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 30, 2007.

(9)	Incorporated herein by reference to Post Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 29, 2008.

(10)	Filed herein.
Item 25. Directors and Officers of the Company

Name and
Principal Business Address*	Positions and Offices
Eric K. Aasmundstad	Director

Steven L. Baccus	Director

William C. Bruins	Director

Alan L. Foutz	Director

Doug Gronau	Director

Bob Hanson	Director

Perry E. Livingston	Director

Joe Heinrich	Director

Charles E. Norris	Director

Keith R. Olsen	Director

Kevin J. Paap	Director

Frank S. Priestley	Director

Kevin G. Rogers	Director

Calvin Rozenboom	Director

Mike Spradling	Director

Philip J. Sundblad	Director

Scott E. VanderWal	Director

Michael S. White	Director

Craig A. Lang	President and Director

Leland J. Hogan	Vice President and Director

James E. Hohmann	Chief Executive Officer

Dennis J. Presnall	Senior Vice President and Secretary

Richard J. Kypta	Executive Vice President

Name and
Principal Business Address*	Positions and Offices
James P. Brannen	Chief Financial Officer and Chief Administrative Officer, Treasurer

Thomas L. May	Vice President—EquiTrust

Douglas W. Gumm	Vice President—Information Technology

David T. Sebastian	Vice President—Strategy and Business Development

Donald J. Seibel	Vice President—Finance

Bruce A. Trost	Executive Vice President—Operations

Lori Geadelmann	Vice President—Assistant General Counsel—Life and Assistant Secretary

Paul Grinvalds	Vice President—Life Administration

Charles T. Happel	Executive Vice President—Chief Investment Officer

David A. McNeill	Vice President—General Counsel and Secretary

Kevin R. Slawin	Executive Vice President, Marketing and Distribution

James M. Mincks	Vice President—Human Resources

James A. Pugh	Vice President—Assistant General Counsel

Scott S. Shuck	Vice President—Marketing Services

Robert A. Simons	Vice President—Assistant General Counsel—Securities and Assistant Secretary

Cyrus S. Winters	Vice President—Agency and Administration

Rod Babbit	Regional Sales Unit Vice President

Laura Kellen Beebe	Securities Vice President

Christopher G. Daniels	Life Product Development and Pricing Vice President, Illustration Actuary

Rich Duryea	Regional Sales Unit Vice President

Gary D. Harms	Agency Administration Vice President

Doug Higgins	Securities Vice President

Mark Jorgensen	Agency Development Vice President

Kevin Kelly	Regional Sales Vice President

Steven M. Knutzen	Life Sales Support Vice President

Danielle Kuhn	Accounting Vice President

Ronnie G. Lee	Regional Sales Vice President

Brian Mamola	Corporate Actuarial Vice President—Appointed Actuary

Ron Mead	Regional Sales Vice President

John F. Mottet	Regional Sales Vice President

Richard Murdock	Regional Sales Vice President

Kenneth (Kip) G. Peters	Enterprise Information Protection Vice President

Name and
Principal Business Address*	Positions and Offices
Larry Riley	Regional Sales Vice President

Herman Riva	Securities Vice President

Robert J. Rummelhart	Investment Vice President

Janice K. Sewright	Vice President—Accounting

Douglas V. Shelton	Vice President—Corporate Planning

Christopher T. Shryack	Life Sales Vice President

Steve Stahly	Tax Vice President

Roger PJ Soener	Investment Vice President, Real Estate

*	The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.
Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant
The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.
SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL-FINANCIAL GROUP, INC.
Ownership Chart
03/31/2010

Item 27. Number of Contract Owners
As of May 24, 2010, there were 7,411 Qualified Contract Owners and 1,245 Non-Qualified Contract Owners.
Item 28. Indemnification
Article XII of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) EquiTrust Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC

Name and
Principal Business Address*	Positions and Offices
Chris Shryack	President and Manager

James E. Hohmann	Chief Executive Officer and Manager

James P. Brannen	Chief Financial Officer, Treasurer and Manager

Richard J. Kypta	Executive Vice President

Russell Wiltgen	Chief Actuary

Kevin R. Slawin	Executive Vice President, Marketing and Distribution

Bruce A. Trost	Executive Vice President

David A. McNeill	General Counsel

Charles T. Happel	Executive Vice President—Chief Investment Officer and Manager

David T. Sebastian	Vice President

Robert A. Simons	Assistant General Counsel, Securities

Kristi Rojohn	Compliance Vice President and Secretary

Deborah K. Peters	Chief Compliance Officer, Broker/Dealer Compliance Vice President

Lisa Altes	Director, Registered Product Sales

Rob Ruisch	Mutual Fund Accounting Director

Barbara A. Bennett	Director, Treasury Services

Kari St. Clair	Indiana OSJ Principal

Jennifer Morgan	Assistant Secretary

Lillie Peshel	Assistant Secretary

Sara Tamisiea	Assistant Secretary

Jodi Winslow	Assistant Secretary

*	The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.
(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage
Underwriter	Commissions	Redemption	Commission	Compensation
EquiTrust Marketing Services, Inc.	$2,232,119	NA	NA	$111,606	*

*	Registered representative fees
Item 30. Location of Books and Records
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Item 31. Management Services
All management contracts are discussed in Part A or Part B of this registration statement.
Item 32. Undertakings and Representations
(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.
(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either: (i) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.
(c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.
(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.
(e) Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 27th day of May, 2010.

Farm Bureau Life Annuity Account
(Registrant)

By:	/s/ Craig A. Lang
Craig A. Lang
President

By:	Farm Bureau Life Insurance Company
(Depositor)

By:	/s/ Craig A. Lang

Craig A. Lang
President
Farm Bureau Life Insurance Company
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Craig A. Lang Craig A. Lang	President and Director [Principal Executive Officer]	May 27, 2010

/s/ James P. Brannen James P. Brannen	Chief Financial Officer, Chief Administrative Officer and Treasurer [Principal Financial and Accounting Officer]	May 27, 2010

* Eric K. Aasmundstad	Director	May 27, 2010

* Steven L. Baccus	Director	May 27, 2010

* William C. Bruins	Director	May 27, 2010

* Alan L. Foutz	Director	May 27, 2010

* Doug Gronau	Director	May 27, 2010

* Leland J. Hogan	Vice President and Director	May 27, 2010

* Bob Hanson	Director	May 27, 2010

Signature	Title	Date

* Perry E. Livingston	Director	May 27, 2010

* Joe Heinrich	Director	May 27, 2010

* Charles E. Norris	Director	May 27, 2010

* Keith R. Olsen	Director	May 27, 2010

* Kevin J. Paap	Director	May 27, 2010

* Frank S. Priestley	Director	May 27, 2010

* Kevin G. Rogers	Director	May 27, 2010

* Calvin Rozenboom	Director	May 27, 2010

* Mike Spradling	Director	May 27, 2010

* Philip J. Sundblad	Director	May 27, 2010

* Scott E. VanderWal	Director	May 27, 2010

* Michael S. White	Director	May 27, 2010

*By:	/s/ David A. McNeill
David A. McNeill
Attorney-In-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(a)(2)	Financial Statement Schedules 1, III, IV.

Schedule I — Summary of Investments

Schedule III — Supplementary Insurance Information

Schedule IV — Reinsurance

(d)(4)	Novation Agreement relating to American Century Investment Services, Inc.

(g)(2)	Amendment to Participation Agreement.

(g)(3)	Amendment to Supplemental Payment Agreement.

(9)	Opinion and Consent of David A. McNeill, Esquire.

(10) (a)	Consent of Sutherland Asbill & Brennan LLP.

(b)	Consent of Ernst & Young LLP.

(c)	Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.

(14)	Powers of Attorney.